[Background Art Omitted]

[SEI INVESTMENTS LOGO OMITTED]


             Semi-Annual Report as of February 28, 2002 (Unaudited)

                              SEI TAX EXEMPT TRUST

                                  Tax Free Fund

                           California Tax Exempt Fund

                           Institutional Tax Free Fund

                           Massachusetts Tax Free Fund

                           Pennsylvania Tax Free Fund

                        Intermediate-Term Municipal Fund

                        Pennsylvania Municipal Bond Fund

                        Massachusetts Municipal Bond Fund

                         New Jersey Municipal Bond Fund

                          New York Municipal Bond Fund

                         California Municipal Bond Fund

TABLE OF CONTENTS

-------------------------------------------------------------

Statements of Net Assets                                   1
-------------------------------------------------------------
Statements of Operations                                  70
-------------------------------------------------------------
Statements of Changes in Net Assets                       72
-------------------------------------------------------------
Financial Highlights                                      76
-------------------------------------------------------------
Notes to Financial Statements                             79
-------------------------------------------------------------

STATEMENT OF NET ASSETS (Unaudited)

Tax Free Fund

-------------------------------------------------------------------------------------------------
                                                                     Face Amount            Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------

MUNICIPAL BONDS -- 98.9%
ALABAMA -- 1.3%
   Huntsville, Healthcare Authority,
     Ser A, MBIA (A) (B)
        1.150%, 06/01/27                                                 $ 8,200      $   8,200
   Lee County, Industrial Development
     Authority, Lifesouth Community
     Blood Center Project, RB (A) (B) (C)
        1.200%, 12/01/19                                                   2,440          2,440
                                                                                      ----------
                                                                                         10,640
                                                                                      ----------
ARIZONA -- 2.3%
   Arizona State, Healthcare Facilities
     Authority, Pooled Financing Project,
     Ser A, RB (A) (B)
        1.700%, 06/01/30                                                   8,470          8,470
   Rancho Ladera, Ser A, COP (A) (B) (C)
        1.300%, 10/01/08                                                  10,300         10,300
                                                                                      ----------
                                                                                         18,770
                                                                                      ----------
ARKANSAS-- 1.2%
   Pulaski County, Lease Purchase,
     Ser B, RB (A) (B)
        1.240%, 03/01/07                                                   5,000          5,000
   Saline County, Pollution Control
     Authority, Alcoa Project, RB (A) (B)
        1.120%, 05/01/10                                                   4,650          4,650
                                                                                      ----------
                                                                                          9,650
                                                                                      ----------
CALIFORNIA -- 1.6%
   California State, RAN
        3.250%, 06/28/02                                                   6,700          6,722
   California State, School Cash Reserve
     Authority, Ser A, RB, AMBAC
        4.000%, 07/03/02                                                   5,400          5,424
   Fremont, Multi-Family Housing Authority,
     Mission Project, RB (A) (B) (C)
        1.150%, 09/01/14                                                     145            145
                                                                                      ----------
                                                                                         12,291
                                                                                      ----------
COLORADO -- 2.1%
   Arvada, Water Authority, RB, FSA (A) (B)
        1.550%, 11/01/20                                                   1,500          1,500
   Boulder County, Development Authority,
     Geological Society of America Project,
     Ser 92, RB (A) (B) (C)
        2.000%, 12/01/08                                                   1,335          1,335
   Castle Pines, North Metropolitan District
     Authority, GO (A) (B) (C)
        1.250%, 12/01/28                                                   3,620          3,620

-------------------------------------------------------------------------------------------------
                                                                     Face Amount            Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
   Colorado State, Health Facilities Authority,
     Christian Living Project, RB (A) (B) (C)
        1.250%, 01/01/24                                                  $  340      $     340
   Colorado State, Housing & Finance
     Authority, Ser AA-3, RB (A) (B)
        2.150%, 05/01/36                                                   1,500          1,500
   Denver (City & County), Multi-Family
     Housing Authority, Cottonwood Creek
     Project, Ser A, RB (A) (B) (C)
        1.200%, 04/15/14                                                   1,000          1,000
   Denver (City & County), Multi-Family
     Housing Authority, Ogden Residences
     Project, Ser 85-B, RB (A) (B) (C)
        1.300%, 12/01/09                                                     600            600
   Dove Valley, Metropolitan District Authority,
     Arapahoe County Project, Ser C,
     GO (A) (B) (C)
        2.250%, 11/01/25                                                   2,160          2,160
   East Smoky Hill, Metropolitan District
     Authority, GO (A) (B) (C)
        2.000%, 12/01/30                                                   1,000          1,000
   NBC, Metropolitan District Authority,
     GO (A) (B) (C)
        2.000%, 12/01/30                                                   1,000          1,000
   Summit County, Recreational Facilities
     Authority, Copper Mountain Project,
     RB (A) (B) (C)
        1.500%, 04/01/17                                                   1,895          1,895
   Willow Trace, Metropolitan District
     Authority, Ser A, GO (A) (B) (C)
        2.000%, 12/01/31                                                   1,000          1,000
                                                                                      ----------
                                                                                         16,950
                                                                                      ----------
DELAWARE -- 4.6%
   Delaware State, Economic Development
     Authority, Hospital Billing, Ser A, RB,
     AMBAC (A) (B)
        1.100%, 12/01/15                                                  12,000         12,000
   Delaware State, Economic Development
     Authority, Hospital Billing, Ser B, RB,
     AMBAC (A) (B)
        1.150%, 12/01/15                                                  11,220         11,220
   Delaware State, Economic Development
     Authority, Peninsula United Methodist
     Project, Ser B, RB (A) (B) (C)
        1.200%, 05/01/12                                                   5,840          5,840
   Delaware State, Economic Development
     Authority, School House Project,
     RB (A) (B) (C)
        1.150%, 12/01/15                                                   3,400          3,400

-------------------------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2002                                  1



STATEMENT OF NET ASSETS (Unaudited)

TAX FREE FUND

-------------------------------------------------------------------------------------------------
                                                                     Face Amount            Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
   Delaware State, Economic Development
     Authority, Wilmington Montessori
     School Project, RB (A) (B) (C)
        1.200%, 05/01/20                                                 $ 3,000      $   3,000
   University of Delaware, University
     Revenue Authority, Ser A, RB (A) (B)
        1.150%, 11/01/18                                                   1,585          1,585
                                                                                      ----------
                                                                                         37,045
                                                                                      ----------
DISTRICT OF COLUMBIA -- 0.5%
   District of Columbia, Institute of
     International Economic Issues,
     RB (A) (B) (C)
        1.200%, 06/01/25                                                   1,300          1,300
   District of Columbia, Pooled Loan
     Program, Ser A, RB (A) (B) (C)
        1.200%, 01/01/29                                                   2,865          2,865
                                                                                      ----------
                                                                                          4,165
                                                                                      ----------
FLORIDA -- 5.7%
   Alachua County, Industrial Development
     Authority, Florida Convention Centers
     Project, Ser A, RB (A) (B) (C)
        1.450%, 01/01/12                                                     700            700
   Capital Trust Agency, Multi-Family
     Housing Authority, Community Loan
     Project, Ser A, RB (A) (B)
        1.290%, 12/01/32                                                  14,900         14,900
   Florida State, Multi-Family Housing
     Authority, Town Colony Project,
     Ser EE, RB (A) (B) (C)
        1.200%, 09/01/08                                                   7,000          7,000
   Florida State, Municipal Loan Council,
     Ser A, RB, MBIA
        3.250%, 11/01/02                                                   1,200          1,211
   Fort Pierce, Health Facilities Authority,
     New Horizons Project, RB (A) (B) (C)
        1.200%, 10/01/17                                                   2,975          2,975
   Jacksonville, Industrial Development
     Authority, Trailer Marine-Crowly Project,
     RB (A) (B) (C)
        1.350%, 02/01/14                                                   3,600          3,600
   Miami-Dade County, Industrial
     Development Authority, Saral Publications
     Project, RB (A) (B) (C)
        1.200%, 04/01/08                                                   2,650          2,650
   Orange County, Educational Facilities
     Authority, Rollins College Project,
     RB (A) (B) (C)
        1.350%, 05/01/31                                                   6,200          6,200

-------------------------------------------------------------------------------------------------
                                                                     Face Amount            Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
   Orange County, Healthcare Facilities
     Authority, Florida Hospital Association
     Project, Ser A, RB (A) (B)
        1.700%, 06/01/30                                                 $ 3,300      $   3,300
   Orange County, Industrial Development
     Authority, University of Central Florida
     Foundation Project, Ser A, RB (A) (B) (C)
        1.200%, 02/01/16                                                   2,000          2,000
   Pasco County, Housing Finance Authority,
     Carlton Arms Magnolia Project,
     RB (A) (B) (C)
        1.380%, 12/01/07                                                   1,000          1,000
   Volusia County, Housing Finance Authority,
     Sun Pointe Apartments Project, Ser H,
     RB (A) (B) (C)
        1.200%, 12/01/05                                                     250            250
                                                                                      ----------
                                                                                         45,786
                                                                                      ----------
GEORGIA -- 6.6%
   Catoosa County, Industrial Development
     Authority, Galaxy Carpet Project,
     RB (A) (B) (C)
        1.240%, 12/01/06                                                   6,500          6,500
   Cobb County, Industrial Development
     Authority, Institute of Nuclear Power
     Operations Project, RB (A) (B) (C)
        1.200%, 02/01/13                                                   1,400          1,400
   Cobb County, Residential Facilities
     for the Elderly, AG Rhodes Home
     Project, RB (A) (B) (C)
        1.200%, 04/01/16                                                     995            995
   Cobb County, Residential Facilities
     for the Elderly, Presbyterian Village
     Project, RB (A) (B) (C)
        1.200%, 08/01/15                                                   1,920          1,920
   DeKalb County, Development Authority,
     American Cancer Society Project,
     RB (A) (B) (C)
        1.200%, 09/01/17                                                   1,400          1,400
   DeKalb County, Development Authority,
     Dart Container Project, RB (A) (B) (C)
        1.750%, 08/01/11                                                   1,000          1,000
   DeKalb County, Housing Development
     Authority, Winters Creek Apartments
     Project, RB (A) (B) (E)
        1.150%, 06/15/25                                                   1,400          1,400
   Forsyth County, Development Authority,
     Pinecrest Academy Project,
     RB (A) (B) (C)
        1.200%, 09/01/25                                                   5,000          5,000

-------------------------------------------------------------------------------------------------
2                                   SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2002

-------------------------------------------------------------------------------------------------
                                                                     Face Amount            Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
   Forsyth County, Water & Sewer
     Authority, RB
        5.000%, 04/01/02                                                  $  500      $     501
   Fulton County, Development Authority,
     Arthritis Foundation Project,
     RB (A) (B) (C)
        1.200%, 12/01/16                                                   1,200          1,200
   Fulton County, Development Authority,
     Robert W Woodruff Arts Center Project,
     RB (A) (B) (C)
        1.200%, 02/01/16                                                     400            400
   Georgia State, Road & Thruway
     Authority, BAN
        2.750%, 11/20/02                                                   3,500          3,507
   Gordon County, Hospital Authority,
     Adventist Health Systems Project,
     Ser A, RB (A) (B) (C)
        1.150%, 11/15/27                                                   1,245          1,245
   Gwinnett County, Industrial Development
     Authority, Wesleyan School Project,
     RB (A) (B) (C)
        1.200%, 03/01/17                                                     350            350
   Marietta, Multi-Family Housing Authority,
     Falls at Bells Ferry Project,
     RB (A) (B) (C)
        2.000%, 01/15/09                                                   5,135          5,135
   Monroe County, Development Authority,
     Oglethorpe Power Project,
     RB, AMBAC (A) (B)
        1.350%, 01/01/22                                                   6,640          6,640
   Monroe County, Industrial Development
     Authority, Baptist Village Project,
     RB (A) (B) (C)
        1.200%, 08/01/18                                                   1,600          1,600
   Newton County, Industrial Development
     Authority, HB Fuller Project,
     Ser B, RB (A) (B) (C)
        1.400%, 12/01/04                                                   3,100          3,100
   Roswell, Multi-Family Housing Authority,
     Post Canyon Project, RB (A) (B) (E)
        1.150%, 06/01/25                                                   2,895          2,895
   Savannah, Multi-Family Housing Authority,
     Somerset Place Project, Ser A,
     RB (A) (B) (E)
        1.150%, 06/15/26                                                   3,050          3,050
   Southern Georgia, Hospital Authority,
     Alliance Community Hospitals Project,
     Ser A, RB, AMBAC (A) (B)
        1.700%, 04/01/29                                                   3,500          3,500
                                                                                      ----------
                                                                                         52,738
                                                                                      ----------

-------------------------------------------------------------------------------------------------
                                                                     Face Amount            Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
HAWAII -- 0.9%
   Hawaii State, Department of Budget &
     Finance, Queens Health Systems
     Project, Ser A, RB (A) (B)
        1.250%, 07/01/26                                                 $ 7,100      $   7,100
                                                                                      ----------
ILLINOIS -- 6.5%
   East Peoria, Multi-Family Housing Authority,
     Radnor/East Peoria Project, RB
     (A) (B) (C)
        1.500%, 06/01/08                                                   1,170          1,170
   Illinois State, Educational Facilities
     Authority, Art Institute of Chicago
     Cultural Pooled Financing Project,
     RB (A) (B) (C)
        1.250%, 03/01/28                                                   2,000          2,000
   Illinois State, Educational Facilities
     Authority, Art Institute of Chicago
     Project, RB (A) (B)
        1.200%, 03/01/27                                                   3,000          3,000
   Illinois State, Educational Facilities
     Authority, Concordia University River
     Project, RB (A) (B) (C)
        1.400%, 10/01/31                                                   1,700          1,700
   Illinois State, Educational Facilities
     Finance Development Authority,
     Creative Children's Academy Project,
     RB (A) (B) (C)
        1.300%, 10/01/28                                                   2,900          2,900
   Illinois State, Finance Development
     Authority, American College Occupational
     Project, RB (A) (B) (C)
        1.300%, 10/01/18                                                   1,610          1,610
   Illinois State, Finance Development
     Authority, Christian Brothers Services
     Project, RB (A) (B) (C)
        1.300%, 05/01/20                                                   1,900          1,900
   Illinois State, Finance Development
     Authority, Dart Container Project, RB
     (A) (B) (C)
        1.450%, 12/01/09                                                   1,300          1,300
   Illinois State, Finance Development
     Authority, Palos Community Hospital
     Project, RB (A) (B)
        1.150%, 11/15/11                                                   2,900          2,900
   Illinois State, Finance Development
     Authority, World Communications
     Project, RB (A) (B) (C)
        1.150%, 08/01/15                                                   1,100          1,100
   Illinois State, Health Facilities Authority,
     Elmhurst Memorial Hospital Project,
     Ser B, RB (A) (B)
        1.400%, 01/01/20                                                     400            400


-------------------------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2002                                   3


STATEMENT OF NET ASSETS (Unaudited)

TAX FREE FUND (Continued)


-------------------------------------------------------------------------------------------------
                                                                     Face Amount            Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
   Illinois State, Toll Highway Authority,
     Ser B, RB, FSA (A) (B)
        1.200%, 01/01/16                                                 $ 4,900      $   4,900
   Kane McHenry Cook & DeKalb
     Counties, TAW
        3.750%, 09/27/02                                                   3,000          3,015
   Lake County, Adlai E Stevens School
     District, GO
        5.500%, 01/01/03                                                     705            728
   Macon County, Industrial Development
     Authority, Decatur Family YMCA Project,
     RB (A) (B) (C)
        1.350%, 05/01/35                                                   4,400          4,400
   Rockford, School District No. 205, TAW
        3.400%, 10/30/02                                                  13,000         13,055
   Skokie, Economic Development Authority,
     Skokie Fashion Square Project,
     RB (A) (B) (C)
        1.630%, 12/01/14                                                   4,350          4,350
   Tinley Park, Town Pointe Development
     Project, SPA (A) (B) (C)
        1.250%, 02/01/07                                                   1,630          1,630
                                                                                      ----------
                                                                                         52,058
                                                                                      ----------
INDIANA -- 4.6%
   Bartholomew, Consolidated School, TAW
        2.500%, 06/28/02                                                   2,000          2,004
   Carmel Clay, Independent
     Schools, TAW
        2.100%, 12/31/02                                                   5,000          5,008
   Griffith, Public School District, TAW
        2.750%, 06/28/02                                                   1,000          1,001
        2.750%, 12/31/02                                                   1,000          1,002
   Hamilton, Southeastern Schools, TAW
        1.880%, 12/31/02                                                   3,500          3,501
   Indiana State, Bond Bank,
     Funding Program Notes,
     Ser A-2, RB
        2.250%, 01/22/03                                                   3,000          3,016
   Indiana State, Educational Facilities
     Authority, Wesleyan University Project,
     RB (A) (B) (C)
        1.300%, 12/01/15                                                   4,080          4,080
   Indiana State, Financial Development
     Authority, Brebeuf Preparatory
     School Project, RB (A) (B) (C)
        1.300%, 07/01/26                                                   3,400          3,400
   Indiana State, Health Facilities Financing
     Authority, Baptist Homes of Indiana
     Project, RB (A) (B) (C)
        1.150%, 11/01/30                                                   6,335          6,335

-------------------------------------------------------------------------------------------------
                                                                     Face Amount            Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
   Indiana State, Health Facilities Financing
     Authority, Bethesda Living Center
     Project, Ser B, RB (A) (B) (C)
        1.150%, 08/01/31                                                 $ 1,350      $   1,350
   Indiana State, Health Facilities Financing
     Authority, Lutherwood Project,
     RB (A) (B) (C)
        1.250%, 07/01/10                                                     870            870
   Indiana State, Industrial Finance
     Development Authority, Goodwill
     Industries Center Project, RB (A) (B) (C)
        1.250%, 06/01/16                                                   2,090          2,090
   Mishawaka, Independent School
     District, TAW
        2.500%, 12/31/02                                                   2,125          2,129
   Muncie, Independent Community
     Schools, TAW
        2.200%, 12/31/02                                                   1,000          1,003
   Portage, Industrial Economic Development
     Authority, RB (A) (B) (C)
        1.320%, 09/01/03                                                     190            190
                                                                                      ----------
                                                                                         36,979
                                                                                      ----------
IOWA -- 4.6%
   Council Bluffs, Pollution Control Authority,
     Iowa-Illinois Gas & Electric Project,
     RB (A) (B) (C)
        1.300%, 01/01/25                                                   4,950          4,950
   Iowa State, Finance Authority, Burlington
     Medical Center Project, RB, FSA (A) (B)
        1.350%, 06/01/27                                                   1,655          1,655
   Iowa State, Higher Education Loan Authority,
     Saint Ambrose Project, RB (A) (B) (C)
        1.300%, 02/01/05                                                   1,500          1,500
   Iowa State, Higher Education Loan Authority,
     Ser D, AN (C)
        3.750%, 05/23/02                                                   1,700          1,703
   Iowa State, Higher Education Loan Authority,
     Ser F, AN
        3.750%, 05/23/02                                                   1,200          1,202
   Iowa State, School Cash Program,
     Ser A, AN, FSA
        3.750%, 06/21/02                                                   3,500          3,511
   Iowa State, TRAN
        3.000%, 06/27/02                                                   8,000          8,030
   Louisa County, Pollution Control Authority,
     Iowa-Illinois Gas & Electric Project,
     RB (A) (B)
        1.200%, 03/01/17                                                   3,900          3,900

-------------------------------------------------------------------------------------------------
4                                   SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2002

-------------------------------------------------------------------------------------------------
                                                                     Face Amount            Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
   Louisa County, Pollution Control Authority,
     Iowa-Illinois Gas & Electric Project,
     Ser A, RB (A) (B)
        1.200%, 09/01/16                                                 $10,000      $  10,000
                                                                                      ----------
                                                                                         36,451
                                                                                      ----------
KANSAS -- 0.7%
   Kansas State, Department of Highway
     Transportation, RB
     Pre-Refunded @ 102 (D)
        6.500%, 03/01/02                                                   1,000          1,020
   Salina, Central Mall Dillard Project,
     Ser 84, RB (A) (B) (C)
        1.400%, 12/01/04                                                     495            495
   Topeka, Multi-Family Housing Authority,
     Fleming Court Project, RB (A) (B) (C)
        1.240%, 12/01/28                                                   3,860          3,860
                                                                                      ----------
                                                                                          5,375
                                                                                      ----------
KENTUCKY -- 1.2%
   Henderson County, Health Facilities
     Authority, Ser A, RB (A) (B)
        1.700%, 12/01/30                                                   4,390          4,390
   Jefferson County, Industrial Development
     Authority, BelKnap Project,
     RB (A) (B) (C)
        1.500%, 12/01/14                                                   2,626          2,626
   Kentucky State, Economic Development
     Finance Authority, Adventist Health
     Systems, Ser A, RB (A) (B) (C)
        1.150%, 11/15/27                                                   1,400          1,400
   Louisville, Multi-Family Housing Authority,
     Station House Square Project,
     RB (A) (B) (C)
        1.400%, 07/15/19                                                   1,360          1,360
                                                                                      ----------
                                                                                          9,776
                                                                                      ----------
LOUISIANA -- 1.4%
   Louisiana State, Offshore Terminal Authority,
     Deepwater Revenue Refunding,
     Stage A-Loop Project, RB (A) (B) (C)
        1.350%, 09/01/08                                                   9,075          9,075
   New Orleans, Aviation Board Authority,
     Ser C, GO, MBIA (A) (B)
        1.200%, 08/01/11                                                     945            945
   New Orleans, Industrial Development
     Authority, Spectrum Control Technology
     Project, RB (A) (B) (C)
        1.200%, 03/01/07                                                   1,100          1,100
                                                                                      ----------
                                                                                         11,120
                                                                                      ----------

-------------------------------------------------------------------------------------------------
                                                                     Face Amount            Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
MARYLAND -- 1.5%
   Anne Arundel County, Kellington
     Association Project, RB (A) (B)
        1.350%, 06/15/11                                                 $ 1,200      $   1,200
   Anne Arundel County, Pollution Control
     Authority, Baltimore Gas & Electric
     Project, Ser 84, RB (A) (B)
        2.650%, 07/01/14                                                   6,210          6,210
   Maryland State, Economic Development
     Authority, Goodwill Industrial Project,
     RB (A) (B) (C)
        1.200%, 09/01/24                                                   2,500          2,500
   Maryland State, Industrial Financing
     Development Authority, Johnson Controls
     Project, RB (A) (B)
        1.500%, 12/01/03                                                     600            600
   Montgomery County, Multi-Family Housing
     Community Authority, Oakwood Project,
     Ser A, RB (A)(B)
        1.150%, 11/01/07                                                   1,200          1,200
                                                                                      ----------
                                                                                         11,710
                                                                                      ----------
MASSACHUSETTS -- 4.2%
   Gateway, Mass Regional School District, BAN
        2.500%, 01/31/03                                                   1,500          1,513
   Massachusetts Bay, Transportation
     Authority, General Transportation
     Project, GO (A) (B)
        1.050%, 03/01/30                                                   5,000          5,000
   Massachusetts State, Financing Agency
     Authority, Belmont Day School Project,
     RB (A) (B) (C)
        1.100%, 07/01/31                                                   3,800          3,800
   Massachusetts State, Finance Development
     Agency, Fessenden School Project,
     RB (A) (B) (C)
        1.100%, 08/01/31                                                   2,500          2,500
   Massachusetts State, Health & Educational
     Facilities Authority, Berklee College of
     Music Project, Ser D, RB, MBIA (A) (B)
        1.000%, 10/01/27                                                   2,530          2,530
   Massachusetts State, Health & Educational
     Facilities Authority, Boston University
     Project, Ser H, RB (A) (B) (C)
        0.980%, 12/01/29                                                   2,500          2,500
   Massachusetts State, Health & Educational
     Facilities Authority, Harvard University
     Issue Project, Ser Y, RB (A) (B)
        1.150%, 07/01/35                                                   2,500          2,500
   Massachusetts State, Health & Educational
     Facilities Authority, Partners Healthcare
     System Project, Ser P-1, RB, FSA (A) (B)
        1.050%, 07/01/27                                                   3,500          3,500

-------------------------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2002                                   5



STATEMENT OF NET ASSETS (Unaudited)

TAX FREE FUND (Continued)


-------------------------------------------------------------------------------------------------
                                                                     Face Amount            Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
   Massachusetts State, Health & Educational
     Facilities Authority, University of
     Massachusetts, Ser A, RB (A) (B) (C)
        1.000%, 11/01/30                                                 $ 1,000      $   1,000
   Massachusetts State, Industrial
     Finance Agency, Assumption
     College Issue, RB (A) (B) (C)
        1.050%, 08/01/27                                                   3,610          3,610
   Massachusetts State, Ser B, GO (A) (B)
        1.200%, 09/01/16                                                   2,700          2,700
   Massachusetts State, Water Resources
     Authority, Ser A, RB, AMBAC (A) (B)
        1.050%, 04/01/28                                                   2,000          2,000
                                                                                      ----------
                                                                                         33,153
                                                                                      ----------
MICHIGAN -- 4.7%
   Farmington Hills, Botsford General Hospital,
     Ser B, RB, MBIA (A) (B)
        1.350%, 02/15/16                                                   2,300          2,300
   Jackson County, Economic Development
     Authority, Limited Thrifty Leoni
     Project, RB (A) (B) (C)
        1.550%, 12/01/14                                                     800            800
   Michigan State, Job Development Authority,
     East Lansing Residential Project,
     RB (A) (B) (C)
        1.350%, 12/01/14                                                   1,000          1,000
   Michigan State, Strategic Fund Limited,
     Fort Gratiot, Ser A, RB (A) (B)
        1.150%, 02/15/34                                                  10,680         10,680
   Michigan State, Strategic Fund,
     Peachwood Center Association Project,
     RB (A) (B) (C)
        1.150%, 06/01/16                                                   1,730          1,730
   Michigan State, Strategic Fund,
     Van Andel Research Institute Project,
     RB (A) (B) (C)
        1.150%, 11/01/27                                                   5,000          5,000
   Muskegon, Public Schools, State Aid Notes
        3.000%, 05/23/02                                                   3,000          3,002
   North Branch, Area Schools, GO
     Pre-Refunded @ 102 (D)
        6.600%, 05/01/02                                                     900            926
   Northern Michigan, University Revenue
     Authority, Ser A, RB (A) (B)
        1.350%, 06/01/31                                                   3,600          3,600
   Northville Township, Economic
     Development Authority, Thrifty Northville
     Project, RB (A) (B) (C)
        1.275%, 05/01/14                                                   1,000          1,000
   Sterling Heights, Economic Development
     Authority, Sterling Shopping Center
     Project, RB (A) (B) (C)
        1.200%, 12/01/10                                                   3,565          3,565

-------------------------------------------------------------------------------------------------
                                                                     Face Amount            Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
   University of Michigan, Hospital Project,
     Ser A, RB (A) (B)
        1.350%, 12/01/27                                                 $ 4,200      $   4,200
                                                                                      ----------
                                                                                         37,803
                                                                                      ----------
MINNESOTA -- 0.8%
   Lauderdale, Children's Home Society
     Project, RB (A) (B) (C)
        1.450%, 12/01/30                                                   3,000          3,000
   Minnesota State, Rural Water Finance
     Authority, Public Project, RB
        2.625%, 02/01/03                                                   2,000          2,018
   St. Paul, Port Authority District, Ser M,
     RB (A) (B) (C)
        1.400%, 03/01/21                                                   1,300          1,300
                                                                                      ----------
                                                                                          6,318
                                                                                      ----------
MISSOURI -- 3.8%
   Clayton, Industrial Development Authority,
     Bailey Court Project, RB (A) (B) (C)
        1.290%, 01/01/09                                                   1,500          1,500
   Jackson County, Industrial Development
     Authority, YMCA Greater Kansas City
     Project, Ser A, RB (A) (B) (C)
        1.450%, 11/01/15                                                     800            800
        1.450%, 11/01/16                                                   2,700          2,700
   Kansas City, Industrial Development
     Authority, Woodlands Partners Project,
     RB (A) (B) (C)
        1.200%, 02/15/31                                                   4,045          4,045
   Missouri State, Development Finance
     Board, Infrastructure Facilities Authority,
     Science City Union Station Project, RB
        4.400%, 12/01/02                                                   4,000          4,074
   Missouri State, Health & Educational
     Facilities Authority, Drury College
     Project, RB (A) (B) (C)
        1.400%, 08/15/24                                                   4,670          4,670
   Missouri State, Health & Educational
     Facilites Authority, Independent
     School District, Ser I, RB
        3.000%, 10/21/02                                                   5,000          5,024
   Missouri State, Health & Educational
     Facilities Authority, Kansas City
     Art Institute Project, RB (A) (B) (C)
        1.450%, 11/01/29                                                     500            500
   Missouri State, Health & Educational
     Facilities Authority, Pembroke Hill
     School Project, RB (A) (B) (C)
        1.300%, 07/01/25                                                   2,950          2,950
        1.300%, 07/01/26                                                   3,800          3,800
                                                                                      ----------
                                                                                         30,063
                                                                                      ----------

-------------------------------------------------------------------------------------------------
6                                   SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2002


-------------------------------------------------------------------------------------------------
                                                                     Face Amount            Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
NEW HAMPSHIRE -- 0.5%
   New Hampshire, Health & Higher
     Education Authority, New England
     Project, Ser G, RB, AMBAC (A) (B)
        1.300%, 12/01/25                                                $  4,125      $   4,125
                                                                                      ----------
NEW JERSEY -- 0.1%
   New Jersey State, Economic
     Development Authority, Urban
     Renewal Project, RB (A) (B) (C)
        1.600%, 04/01/19                                                   1,000          1,000
                                                                                      ----------
NEW YORK -- 1.0%
   Indian River School, BAN
        3.375%, 06/07/02                                                   7,888          7,899
                                                                                      ----------
NORTH CAROLINA -- 0.3%
   North Carolina, Medical Care Community
     Hospital Authority, United Methodist
     Church Project, Ser A, RB (A) (B) (C)
        1.250%, 09/01/33                                                   2,430          2,430
                                                                                      ----------
OHIO -- 2.5%
   American Municipal Power, Wadsworth
     Project, BAN
        3.600%, 03/15/02                                                   4,000          4,000
   Cincinnati & Hamilton County,
     Port Authority, CEI Realty Association
     Project, RB (A) (B) (C)
        1.950%, 08/01/15                                                   1,005          1,005
   Cuyahoga County, Hospital Revenue
     Authority, Cleveland Clinic Project,
     Ser B, RB (A) (B)
        1.200%, 01/01/25                                                   4,800          4,800
   Lima, Refunding & Improvement
     Authority, Lima Memorial Hospital
     Project, RB (A) (B) (C)
        1.250%, 12/01/10                                                   2,430          2,430
   Lorain County, Industrial Development
     Authority, Regional Medical Center
     Project, RB (A) (B) (C)
        1.250%, 05/01/22                                                     870            870
   Ohio State, Higher Educational Facilities
     Commission, Mount Union College
     Project, RB (A) (B) (C)
        1.150%, 09/01/20                                                   2,825          2,825
   Ohio State, Water Development Authority,
     Road Loan Advance Project,
     Ser A, RB (A) (B) (C)
        1.320%, 05/01/03                                                   2,000          2,000

-------------------------------------------------------------------------------------------------
                                                                     Face Amount            Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
   Summit County, Industrial Development
     Authority, Arlington Plaza Project,
     RB (A) (B) (C)
        2.750%, 09/01/15                                                $  1,920      $   1,920
   Westlake, Industrial Development
     Authority, Nordson Project,
     RB (A) (B) (C)
        1.350%, 03/01/02                                                     400            400
                                                                                      ----------
                                                                                         20,250
                                                                                      ----------
OKLAHOMA -- 2.5%
   Oklahoma State, Development Finance
     Authority, Hospital Association
     Project, Ser A, RB (A) (B)
        1.700%, 01/01/30                                                   1,915          1,915
   Oklahoma State, Industrial Hospital
     Authority, Deaconess Health Project,
     Ser A, RB (A) (B) (C)
        1.250%, 10/01/17                                                   4,000          4,000
   Tulsa County, Industrial Healthcare
     Authority, Laureate Psychiatric Project,
     RB (A) (B)
        1.900%, 12/15/08                                                   3,500          3,500
   Tulsa, Industrial Development Authority,
     Tulsa Children's Coalition Project,
     RB (A) (B) (C)
        1.300%, 04/01/15                                                   3,380          3,380
   Tulsa, Industrial Development Authority,
     Tulsa County Housing Fund Project,
     RB (A) (B)
        1.290%, 10/01/32                                                   7,600          7,600
                                                                                      ----------
                                                                                         20,395
                                                                                      ----------
OREGON -- 0.5%
   Port Morrow, Pollution Control Authority,
     Idaho Power Project, RB (A) (B)
        2.250%, 02/01/27                                                   4,100          4,100
                                                                                      ----------
PENNSYLVANIA -- 9.7%
   Allegheny County, Industrial Development
     Authority, Jewish Home & Hospital
     Project, Ser B, RB (A) (B) (C)
        1.200%, 10/01/26                                                   2,455          2,455
   Allegheny County, Industrial Development
     Authority, Two Marquis Project,
     RB (A) (B) (C)
        1.200%, 12/01/14                                                   3,640          3,640
   Allegheny County, Ser C-50, GO (A) (B)
        3.150%, 05/01/27                                                  10,000         10,000


-------------------------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2002                                   7



STATEMENT OF NET ASSETS (Unaudited)

TAX FREE FUND (Continued)


-------------------------------------------------------------------------------------------------
                                                                     Face Amount            Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
   Beaver County, Hospital Authority,
     Beaver Medical Center, Ser A,
     RB, AMBAC Pre-Refunded @ 102 (D)
        6.250%, 07/01/02                                                 $ 2,450      $   2,527
   Berks County, Industrial Development
     Authority, Rilsan Industrial Project,
     RB (A) (B) (C)
        1.275%, 12/01/04                                                   2,050          2,050
   Chartiers Valley, Industrial & Commercial
     Development Authority, Asbury Place
     Project, Ser A, RB (A) (B) (C)
        1.150%, 12/01/26                                                   1,000          1,000
   Chester County, Industrial Development
     Authority, The Woods Project,
     RB (A) (B) (C)
        1.200%, 03/31/15                                                   1,150          1,150
   Dallastown, Area School District
     Authority, GO, FGIC (A) (B)
        1.200%, 05/01/20                                                   1,475          1,475
   Dauphin County, General Authority,
     Allhealth Pooled Finance Program,
     Ser B, RB, FSA (A) (B)
        1.250%, 10/01/27                                                     600            600
   Delaware River, Joint Toll Bridge
     Commission, BAN
        2.250%, 11/01/02                                                   1,715          1,718
   Delaware Valley, Regional Finance
     Authority, RB (A) (B) (C)
        1.150%, 08/01/16                                                   1,400          1,400
   East Hempfield Township, Industrial
     Development Authority, Menonnite
     Home Project, RB (A) (B) (C)
        1.200%, 06/01/25                                                   1,500          1,500
   Easton, City School District, GO,
     FGIC (A) (B)
        1.200%, 10/01/17                                                   1,500          1,500
   Erie County, Hospital Authority,
     Hamot Health Foundation Project,
     RB, AMBAC (A) (B)
        1.300%, 05/15/20                                                     700            700
   Hazleton, Industrial Development
     Authority, MMI Preparatory School
     Project, RB (A) (B) (C)
        1.200%, 10/01/24                                                   1,800          1,800
   Lancaster, Higher Education Authority,
     Franklin & Marshall College Project,
     RB (A) (B)
        1.250%, 04/15/27                                                   2,095          2,095
   Lebanon County, Industrial Development
     Authority, Aluminum Company of
     America Project, RB (A) (B)
        0.990%, 09/01/11                                                   1,020          1,020

-------------------------------------------------------------------------------------------------
                                                                     Face Amount            Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
   Monroe County, Hospital Authority,
     Pocono Medical Center Project,
     Ser C, RB (A) (B) (C)
        1.200%, 07/02/27                                                $  1,000      $   1,000
   Montgomery County, Redevelopment
     Authority, Kingswood Apartments
     Project, Ser A, RB (A) (B)
        1.100%, 08/15/31                                                   5,000          5,000
   Moon Township, Industrial Development
     Authority, Executive Office Association
     Project, RB (A) (B) (C)
        1.200%, 11/01/10                                                     900            900
   Northampton County, Industrial
     Development Authority, Moravian
     Academy Project, RB (A) (B) (C)
        1.200%, 02/01/18                                                   1,850          1,850
   Pennsylvania State, Economic
     Development Financing Authority,
     Mercy Health Systems Project,
     Ser E1, RB (A) (B) (C)
        1.200%, 09/01/19                                                   1,900          1,900
   Pennsylvania State, Economic
     Development Financing Authority,
     Philadelphia Area, Ser J1,
     RB (A) (B) (C)
        1.200%, 11/01/30                                                   5,400          5,400
   Pennsylvania State, Economic
     Development Financing Authority,
     Philadelphia Area, Ser J3,
     RB (A) (B) (C)
        1.200%, 11/01/30                                                   4,900          4,900
   Pennsylvania State, Higher Educational
     Facilities Authority, Association of
     Independent Colleges,
     Ser I5, RB (A) (B) (C)
        1.200%, 11/01/21                                                   4,000          4,000
   Philadelphia, Hospital & Higher
     Education Facilities Authority,
     Temple East Project, Ser B,
     RB (A) (B) (C)
        1.250%, 06/01/14                                                     700            700
   Philadelphia, Industrial Development
     Authority, Inglis House Project,
     RB (A) (B) (C)
        2.900%, 05/01/17                                                   7,000          7,000
   Philadelphia, TRAN
        4.000%, 06/28/02                                                   6,000          6,026
   Washington County, State Leasing
     Authority, Eye & Ear Project, Ser B-1,
     Sub-Ser D, RB (A) (B) (C)
        1.350%, 12/15/18                                                   2,200          2,200
                                                                                      ----------
                                                                                         77,506
                                                                                      ----------
-------------------------------------------------------------------------------------------------
8                                   SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2002



-------------------------------------------------------------------------------------------------
                                                                     Face Amount            Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
SOUTH CAROLINA-- 1.0%
   Charleston County, School District, GO
        4.000%, 02/01/03                                                 $ 2,000      $   2,045
   South Carolina State, Economic Jobs
     Development Authority, St. Joseph's
     High School Project, RB (A) (B) (C)
        1.340%, 05/15/25                                                   5,000          5,000
   South Carolina State, Public Service
     Authority, Santee Cooper, Ser D, RB,
     AMBAC Pre-Refunded @ 102 (D)
        6.500%, 07/01/02                                                   1,000          1,032
                                                                                      ----------
                                                                                          8,077
                                                                                      ----------
TENNESSEE -- 3.8%
   Clarksville, Public Building Authority,
     Pooled Financing Program,
     RB (A) (B) (C)
        1.200%, 06/01/29                                                   1,700          1,700
   Cleveland, Industrial Development Board,
     YMCA MET Chattanooga Project,
     RB (A) (B) (C)
        1.200%, 07/01/19                                                   1,100          1,100
   Jackson, Electric Systems, RB (A) (B) (C)
        1.200%, 11/01/26                                                   5,600          5,600
   Knox County, Industrial Development
     Board Authority, Professional Plaza
     Project, RB, FGIC (A) (B) (C)
        1.300%, 12/01/14                                                   3,300          3,300
   Memphis, Health, Educational & Housing
     Authority, Not-For-Profit Multi-Family
     Housing Program, RB (A) (B)
        1.290%, 08/01/32                                                  15,000         15,000
   Metropolitan Nashville & Davidson County,
     Health & Educational Facilities Board,
     Dede Wallace Healthcare System
     Project, RB (A) (B) (C)
        1.200%, 03/01/16                                                   1,000          1,000
   Metropolitan Nashville & Davidson County,
     Health & Educational Facilities Board,
     Franklin Road Project, RB (A) (B) (C)
        1.200%, 07/01/21                                                   1,195          1,195
   Williamson County, Nursing Home
     Improvements Project, GO
     Pre-Refunded @ 100 (D)
        6.000%, 05/01/02                                                   1,220          1,226
                                                                                      ----------
                                                                                         30,121
                                                                                      ----------
TEXAS -- 2.0%
   Amarillo, Industrial Development Authority,
     Safeway Project, RB (A) (B) (C)
        2.550%, 03/01/03                                                     310            310

-------------------------------------------------------------------------------------------------
                                                                     Face Amount            Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
   Brazos River, Harbor Navigation District,
     Hoffman-La Roche Project,
     RB (A) (B) (C)
        1.275%, 04/01/02                                                $  1,000      $   1,000
   Gulf Coast, Industrial Development
     Authority, Petrounited Project,
     RB (A) (B) (C)
        1.300%, 11/01/19                                                   1,500          1,500
   Gulf Coast, Waste Disposal Authority,
     Armco Project, RB (A) (B) (C)
        1.200%, 12/01/08                                                   1,800          1,800
   Houston, Independent School District, GO
        4.000%, 07/15/02                                                   2,700          2,715
   Laredo, Independent School District, GO
        6.750%, 08/01/02                                                   1,485          1,515
   Lewisville, Special Assessment,
     Castle Hills No. 2 Project, RB
        4.900%, 11/01/02                                                   3,000          3,053
   Tarrant County, Housing Finance Authority,
     Amherst Association Project,
     RB (A) (B) (C)
        1.200%, 12/01/07                                                   1,300          1,300
   Trinity River, Industrial Development
     Authority, Toys `R' Us Nytex Project,
     RB (A) (B) (C)
        1.275%, 11/01/14                                                   2,900          2,900
                                                                                      ----------
                                                                                         16,093
                                                                                      ----------
UTAH -- 0.0%
   Nephi, Industrial Development Authority,
     Safeway Project, RB (A) (B) (C)
        2.550%, 03/01/03                                                     225            225
                                                                                      ----------
VERMONT -- 2.9%
   Vermont State, Educational & Health
     Buildings Financing Authority,
     Capital Asset Financing Project,
     Ser 1, RB (A) (B) (C)
        1.250%, 06/01/22                                                   1,085          1,085
   Vermont State, Educational & Health
     Buildings Financing Authority,
     Capital Asset Financing Project,
     Ser 2, RB (A) (B) (C)
        1.250%, 06/01/27                                                  13,670         13,670
   Vermont State, Educational & Health
     Buildings Financing Authority,
     Copley Hospital Project, Ser A,
     RB (A) (B) (C)
        1.200%, 10/01/30                                                   4,430          4,430
   Vermont State, Student Assistance
     Authority, RB (A) (B) (C)
        1.450%, 01/01/04                                                   3,925          3,925
                                                                                      ----------
                                                                                         23,110
                                                                                      ----------
-------------------------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2002                                   9



STATEMENT OF NET ASSETS (Unaudited)

TAX FREE FUND (Concluded)


-------------------------------------------------------------------------------------------------
                                                                     Face Amount            Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
WASHINGTON -- 0.8%
   Port Moses Lake, Public Industrial
     Authority, Basic American Foods
     Project, RB (A) (B) (C)
        1.400%, 09/01/05                                                 $ 4,200      $   4,200
   Seattle, Low Income Housing Authority,
     Foss Home Project, RB (A) (B)
        1.150%, 12/01/24                                                   1,975          1,975
                                                                                      ----------
                                                                                          6,175
                                                                                      ----------
WEST VIRGINIA -- 0.8%
   West Virginia State, Hospital Finance
     Authority, St. Joseph's Hospital Project,
     RB (A) (B) (C)
        1.220%, 10/01/10                                                   1,700          1,700
   West Virginia State, Hospital Finance
     Authority, VHA Mid Atlantic Project,
     Ser E, RB, AMBAC (A) (B)
        1.300%, 12/01/25                                                   5,000          5,000
                                                                                      ----------
                                                                                          6,700
                                                                                      ----------
WISCONSIN -- 5.4%
   Appleton, Industrial Development Authority,
     Valley Packaging Industries Project,
     RB (A) (B) (C)
        1.300%, 02/01/11                                                     750            750
   Freedom, Area School District, TRAN
        2.310%, 10/22/02                                                   1,000          1,000
   Green Bay, Industrial Development Authority,
     Curative Rehabilitation Center Project,
     RB (A) (B) (C)
        1.300%, 07/01/13                                                     945            945
   Greenfield, School District, TRAN
        2.420%, 09/27/02                                                   2,000          2,000
   Kaukauna, Area School District, TRAN
        2.800%, 08/22/02                                                   2,500          2,501
   Kimberly, Area School District, TRAN
        2.260%, 10/31/02                                                   2,150          2,151
   Menomonee Falls, Industrial Development
     Authority, Maysteel Project, RB (A) (B)
        1.450%, 11/01/14                                                   1,900          1,900
   Milwaukee, Area Technical College,
     Ser A, GO
        4.875%, 12/01/02                                                   2,055          2,108
   Oconomowoc, Area School District, TRAN
        2.500%, 09/25/02                                                   2,000          2,001
   Onconto, Unified School District, TRAN
        2.800%, 09/10/02                                                   2,000          2,000

-------------------------------------------------------------------------------------------------
                                                                     Face Amount            Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
   Pewaukee, School District, TRAN
        2.610%, 09/12/02                                                 $ 3,000      $   3,000
   Pulaski, Community School District,
    TRAN
        2.800%, 09/27/02                                                   1,700          1,700
   Wisconsin State, Health & Educational
     Facilities Authority, Blood Center
     Project, Ser A, RB (A) (B) (C)
        1.250%, 06/01/19                                                   7,260          7,260
   Wisconsin State, Health & Educational
     Facilities Authority, Milwaukee Protestant
     Home Project, Ser A, RB (A) (B) (C)
        1.250%, 10/01/29                                                   9,855          9,855
   Wisconsin State, Master Lease Program,
     Ser A, COP
        5.000%, 03/01/02                                                   1,595          1,595
        5.000%, 03/01/03                                                   2,495          2,581
                                                                                      ----------
                                                                                         43,347
                                                                                      ----------
WYOMING -- 0.3%
   Carbon County, School District No. 1, TAW
        2.750%, 06/26/02                                                   2,000          2,002
                                                                                      ----------
MULTI-STATE -- 4.0%
   Greystone, Tax Exempt Certificate Trust
     Authority, Senior Certificate of
     Beneficial Ownership Project,
     RB (A) (B) (C)
        1.300%, 05/01/28                                                  27,400         27,400
   Greystone, Tax Exempt Certificate Trust
     Authority, Senior Certificate of
     Beneficial Ownership Project, Ser A,
     COP (A) (B) (C)
        1.400%, 07/01/05                                                   4,575          4,575
                                                                                      ----------
                                                                                         31,975
                                                                                      ----------
Total Municipal Bonds
   (Cost $791,471)                                                                      791,471
                                                                                      ----------
Total Investments -- 98.9%
   (Cost $791,471)                                                                      791,471
                                                                                      ----------
Other Assets & Liabilities, Net -- 1.1%                                                   8,628
                                                                                      ----------

-------------------------------------------------------------------------------------------------
10                                  SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2002



-------------------------------------------------------------------------------------------------
                                                                                            Value
Description                                                                         ($ Thousands)
-------------------------------------------------------------------------------------------------

NET ASSETS:
Fund Shares of Class A
   (unlimited authorization-- no par value)
   based on 800,320,536 outstanding shares
   of beneficial interest                                                             $ 800,189
Distributions in excess of net investment income                                            (30)
Accumulated net realized loss on investments                                                (60)
                                                                                      ----------
Total Net Assets -- 100.0%                                                             $800,099
                                                                                      ==========
Net asset value, offering and redemption
   price per share -- Class A                                                             $1.00
                                                                                      ==========

(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on February 28, 2002.
(B) Put and Demand Feature -- the date reported on the Statement of Net Assets is the final maturity date, not the next reset or put date.
(C) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(D) Pre-Refunded Security -- the maturity date shown is the pre-refunded date.
(E) Security is escrowed to maturity.
AMBAC -- American Municipal Bond Assurance Company
AN -- Anticipation Note
BAN -- Bond Anticipation Note
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assistance
GO -- General Obligation
MBIA -- Municipal Bond Insurance Company
RAN -- Revenue Anticipation Note
RB -- Revenue Bond
Ser -- Series
SPA -- Special Assessment
TAW -- Tax Anticipation Warrant
TRAN -- Tax and Revenue Anticipation Note
The accompanying notes are an integral part of the financial statements.


-------------------------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2002                                  11


STATEMENT OF NET ASSETS (Unaudited)

CALIFORNIA TAX EXEMPT FUND


-------------------------------------------------------------------------------------------------
                                                                     Face Amount            Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
MUNICIPAL BONDS -- 96.0%
CALIFORNIA -- 96.0%
   Alhambra, Industrial Development
     Authority, Sunclipse Project,
     RB (A) (B) (C)
        1.300%, 05/01/07                                                  $  100         $  100
   Anaheim, Multi-Family Housing
     Authority, Heritage Village Apartments,
     Ser A, RB (A) (B) (C)
        1.150%, 11/01/22                                                   1,150          1,150
   Auburn, Unified School District,
     Capital Improvement Financing
     Project, COP (A) (B) (C)
        1.050%, 12/01/23                                                   1,000          1,000
   California State, Community Development
     Authority, Motion Picture & Television
     Project, Ser A, RB (A) (B) (C)
        1.060%, 03/01/31                                                     500            500
   California State, Economic Development
     Finance Authority, KQED Project,
     RB (A) (B) (C)
        1.100%, 04/01/20                                                   1,200          1,200
   California State, Economic Development
     Finance Authority, Volk Enterprises
     Project, RB (A) (B) (C)
        1.100%, 06/01/21                                                     500            500
   California State, Educational Facilities
     Authority, Chapman University Project,
     RB (A) (B) (C)
        1.350%, 12/01/30                                                     900            900
   California State, Educational Facilities
     Authority, Stanford University Project,
     Ser L-9, RB (A) (B)
        1.050%, 10/01/22                                                   1,000          1,000
   California State, Health Facilities Finance
     Authority, Catholic Healthcare Project,
     Ser C, RB, MBIA (A) (B)
        1.050%, 07/01/20                                                     600            600
   California State, Health Facilities Finance
     Authority, Scripps Memorial Hospital
     Project, Ser B, RB, MBIA (A) (B)
        1.060%, 10/01/21                                                     200            200
   California State, RAN
        3.250%, 06/28/02                                                   1,500          1,505
   California State, School Cash Reserve
     Authority, Ser A, RB, AMBAC
        4.000%, 07/03/02                                                     500            502
   California Statewide, Community
     Development Authority, Covenant
     Retirement Communities Project,
     COP (A) (B) (C)
        1.050%, 12/01/22                                                     600            600

-------------------------------------------------------------------------------------------------
                                                                     Face Amount            Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
   California Statewide, Community
     Development Authority, Sutter Health
     Group Project, COP, AMBAC (A) (B)
        1.300%, 07/01/15                                                  $  500         $  500
   California Statewide, Community
     Development Authority, Triad Hospital
     Project, COP Pre-Refunded @ 102 (D)
        6.500%, 08/01/02                                                   1,500          1,560
   Carlsbad, Unified School District,
     Bridge Facilities Funding Program,
     COP, FSA (A) (B)
        1.150%, 09/01/30                                                     900            900
   Costa Mesa, Redevelopment Agency
     Authority, Family Voting Apartments
     Project, Ser A, RB (A) (B) (C)
        1.050%, 11/01/14                                                     385            385
   Fairfield, TRAN
        3.250%, 06/30/02                                                     510            511
   Fremont, Building & Equipment
     Financing Project, COP (A) (B) (C)
        1.100%, 07/01/15                                                     775            775
   Fremont, Multi-Family Housing Authority,
     Mission Project, RB (A) (B) (C)
        1.150%, 09/01/14                                                     195            195
   Fullerton, Industrial Development
     Authority, Sunclipse Project, Ser A,
     RB (A) (B) (C)
        1.400%, 07/01/15                                                     200            200
   GAF, Tax Exempt Bond Grantor Trust,
     RB (A) (B) (C)
        2.050%, 10/01/12                                                     440            440
   Golden Empire, School Financing
     Authority, Kern High School District
     Projects, RB (A) (B) (C)
        1.050%, 08/01/31                                                   1,000          1,000
   Huntington Park, Public Financing
     Authority, Parking Project, Ser A,
     RB (A) (B) (C)
        1.450%, 09/01/19                                                     305            305
   Long Beach, TRAN
        2.750%, 10/15/02                                                   1,500          1,506
   Los Angeles County, Multi-Family
     Housing Authority, Malibu Meadows
     Project, Ser B, RB (A) (B) (E)
        1.000%, 04/15/28                                                   1,000          1,000
   Los Angeles, Multi-Family Housing
     Authority, Canyon Ranch Project,
     RB (A) (B) (C)
        1.090%, 12/01/10                                                   1,500          1,500
   Los Angeles, Multi-Family Housing
     Authority, Canyon Ranch Project,
     Ser F, RB (A) (B) (C)
        1.100%, 11/01/06                                                   1,200          1,200


-------------------------------------------------------------------------------------------------
12                                  SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2002



-------------------------------------------------------------------------------------------------
                                                                     Face Amount            Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
   Los Angeles, Multi-Family Housing
     Authority, Ser K, RB (A) (B)
        1.050%, 07/01/10                                                  $  700         $  700
   Metropolitan, Water District of Southern
     California, Ser B-2, RB (A) (B)
        0.950%, 07/01/35                                                     500            500
   Mountain View, Los Altos High School
     District, TRAN
        3.000%, 07/01/02                                                     500            501
   Oakland, Capital Equipment Project,
     COP (A) (B) (C)
        1.050%, 12/01/15                                                     900            900
   Oakland, Liquidity Facilities Authority,
     Bay Area Government Project,
     RB (A) (B) (C)
        1.250%, 12/01/09                                                     105            105
   Pico Riveria, Redevelopment Agency,
     Crossroads Plaza Project, RB (A) (B) (C)
        1.100%, 12/01/10                                                     600            600
   Riverside, Housing Authority, De Anza
     Villas Project, RB (A) (B) (C)
        1.150%, 12/01/16                                                     195            195
   Rohnert Park, Multi-Family Housing Authority,
     Crossbrook Apartments Project,
     Ser A, RB (A) (B) (E)
        1.000%, 06/15/25                                                     400            400
   Sacramento County, Administration
     Center & Courthouse Project,
     COP (A) (B) (C)
        1.000%, 06/01/20                                                   1,000          1,000
   San Bernardino County, Center Refunding
     Project, COP (A) (B) (C)
        1.100%, 07/01/15                                                     500            500
   San Bernardino County, Housing Authority,
     Indian Knoll Apartment Project,
     Ser A, RB (A) (B) (C)
        1.060%, 06/01/05                                                     270            270
   San Bernardino County, Multi-Family
     Housing Authority, Gold West Phase 2
     Project, RB (A) (B) (C)
        1.100%, 05/01/17                                                     500            500
   San Diego, Multi-Family Housing Authority,
     University Town Center Apartments
     Project, RB (A) (B) (C)
        1.200%, 10/01/15                                                     100            100
   San Diego, Museum of Art Project,
     COP (A) (B) (C)
        1.300%, 09/01/30                                                     600            600
   San Francisco (City & County), TECP
        1.600%, 03/21/02                                                     715            715

-------------------------------------------------------------------------------------------------
                                                                     Face Amount            Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
   San Jacinto, Unified School Districts,
     School Facilities Bridge Funding
     Program, COP, FSA (A) (B)
        3.875%, 10/01/20                                                  $1,200        $ 1,214
        3.875%, 10/01/28                                                   1,000          1,016
   San Marcos, Industrial Development
     Authority, Amistar Project,
     RB (A) (B) (C)
        1.350%, 12/01/05                                                     225            225
   Santa Clara County, El Camino Hospital
     District Lease Authority, Valley Medical
     Center Project, Ser A, RB (A) (B) (C)
        1.250%, 08/01/15                                                     500            500
   Simi Valley, Industrial & Economic
     Development Authority, Wambold
     Furniture Project, RB (A) (B) (C)
        1.400%, 12/01/14                                                     160            160
   Stockton, Multi-Family Housing Authority,
     Mariners Pointe Project, Ser A,
     RB (A) (B) (C)
        1.050%, 09/01/18                                                     700            700
   Three Valleys, Municipal Water Authority,
     Miramar Water Treatment Project,
     COP (A) (B) (C)
        1.050%, 11/01/14                                                     700            700
   Vallejo, Multi-Family Housing Authority,
     Highlands Apartments Project,
     Ser A, RB (A) (B) (C)
        1.150%, 06/01/07                                                   1,000          1,000
   Westminster, Redevelopment Agency,
     Commercial Redevelopment Project
     No. 1, TA, AMBAC (A) (B)
        1.150%, 08/01/27                                                     305            305
                                                                                      ----------
Total Municipal Bonds
   (Cost $35,140)                                                                        35,140
                                                                                      ----------
Total Investments -- 96.0%
   (Cost $35,140)                                                                        35,140
                                                                                      ----------
Other Assets & Liabilities, Net -- 4.0%                                                   1,465
                                                                                      ----------

-------------------------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2002                                  13



STATEMENT OF NET ASSETS (Unaudited)

CALIFORNIA TAX EXEMPT FUND (Concluded)


-------------------------------------------------------------------------------------------------
                                                                                            Value
Description                                                                         ($ Thousands)
-------------------------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 25,196,688 outstanding shares
   of beneficial interest                                                              $ 25,196
Fund Shares of Class B
   (unlimited authorization -- no par value)
   based on 15,564 outstanding shares
   of beneficial interest                                                                    15
Fund Shares of Class C
   (unlimited authorization -- no par value)
   based on 11,404,016 outstanding shares
   of beneficial interest                                                                11,405
Undistributed net investment income                                                           1
Accumulated net realized loss on investments                                                (12)
                                                                                       ---------
Total Net Assets -- 100.0%                                                              $36,605
                                                                                       =========
   price per share -- Class A                                                             $1.00
                                                                                       =========
Net asset value, offering and redemption
   price per share -- Class B                                                             $1.00
                                                                                       =========
Net asset value, offering and redemption
   price per share -- Class C                                                             $1.00
                                                                                       =========
(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on February 28, 2002.
(B) Put and Demand Feature -- the date reported on the Statement of Net Assets is the final maturity date, not the next reset or put date.
(C) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(D) Pre-Refunded Security -- the maturity date shown is the pre-refunded date.
(E) Securities are collateralized under an agreement from FNMA.
AMBAC -- American Municipal Bond Assurance Company
COP -- Certificate of Participation
FSA -- Financial Security Assistance
MBIA -- Municipal Bond Insurance Company
RAN -- Revenue Anticipation Note
RB -- Revenue Bond Ser -- Series
TA -- Tax Allocation
TECP -- Tax Exempt Commercial Paper
TRAN -- Tax and Revenue Anticipation Note
The accompanying notes are an integral part of the financial statements.

-------------------------------------------------------------------------------------------------
14                                  SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2002


INSTITUTIONAL TAX FREE FUND

-------------------------------------------------------------------------------------------------
                                                                     Face Amount            Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
MUNICIPAL BONDS -- 101.2%
ALABAMA -- 1.8%
   Alabama State, Board of Education,
     Faulkner St. Community Project, RB,
     MBIA Pre-Refunded @ 102 (D)
        7.125%, 10/01/02                                                 $ 1,135      $   1,192
   Birmingham, Medical Clinic Authority,
     St. Martins Project, RB (A) (B) (C)
        1.400%, 12/01/05                                                   1,405          1,405
   Indian Springs Village, Educational
     Building Authority, Indian Springs
     School Project, RB (A) (B) (C)
        1.290%, 11/01/27                                                   5,000          5,000
   Lauderdale County, Public Park &
     Recreation Board, Young Mens'
     Christian Project, RB (A) (B) (C)
        1.200%, 12/01/20                                                   3,100          3,100
   Mobile, Industrial Development Pollution
     Control Authority, M & T Chemicals
     Project, RB (A) (B) (C)
        1.380%, 06/01/04                                                   2,800          2,800
   Montgomery, Special Care Facilities
     Financing Authority, VHA Alabama
     Project, Ser F, RB, AMBAC (A) (B)
        1.200%, 12/01/30                                                   8,000          8,000
   Montgomery, Special Care Facilities
     Financing Authority, VHA Alabama
     Project, Ser G, RB, AMBAC (A) (B)
        1.300%, 12/01/30                                                   2,500          2,500
   Montgomery, Special Care Facilities
     Financing Authority, VHA Alabama
     Project, Ser H, RB, AMBAC (A) (B)
        1.300%, 12/01/30                                                   1,000          1,000
   Russelville, Industrial Development
     Authority, Clark Pulley Project,
     RB (A) (B)
        1.400%, 02/01/09                                                   1,675          1,675
                                                                                      ----------
                                                                                         26,672
                                                                                      ----------
ALASKA -- 0.1%
   Anchorage, GO, MBIA
        6.500%, 07/01/02                                                   1,000          1,017
                                                                                      ----------
ARIZONA -- 1.5%
   Arizona State, Healthcare Facilities
     Authority, Pooled Financing Project,
     Ser A, RB (A) (B)
        1.700%, 06/01/30                                                  16,000         16,000

-------------------------------------------------------------------------------------------------
                                                                     Face Amount            Value
Description                                                         ($ Thousands)    ($ Thousands
-------------------------------------------------------------------------------------------------
   Central Arizona, Water Conservation
     District, Ser B, RB
        3.300%, 05/01/02                                                 $ 1,180      $   1,184
   Maricopa County, Industrial Development
     Authority, Arcadia Vista Apartments
     Project, Ser A, RB (A) (B) (C)
        1.280%, 09/01/27                                                   4,750          4,750
   Maricopa County, Industrial Development
     Authority, McLane Project,
     RB (A) (B) (C)
        1.650%, 10/01/04                                                     370            370
                                                                                      ----------
                                                                                         22,304
                                                                                      ----------
ARKANSAS -- 1.7%
   Fayetteville, Water & Sewer Works
     Authority, RB (A) (B)
        1.300%, 11/01/06                                                   9,500          9,500
   Pulaski County, Lease Purchase, Ser A,
     RB (A) (B) (E)
        1.240%, 03/01/07                                                  16,000         16,000
                                                                                      ----------
                                                                                         25,500
                                                                                      ----------
CALIFORNIA -- 2.1%
   California State, RAN
        3.250%, 06/28/02                                                  12,000         12,040
   California, School Cash Reserve Program,
     Ser A, GO, AMBAC
        4.000%, 07/03/02                                                   9,000          9,040
   Sacramento County, Administration
     Center & Courthouse Project,
     COP (A) (B) (C)
        1.000%, 06/01/20                                                  10,000         10,000
                                                                                      ----------
                                                                                         31,080
                                                                                      ----------
COLORADO -- 4.3%
   Arapahoe County, Water & Sanitation
     District Authority, Ser A, GO,
     MBIA (A) (B)
        1.380%, 12/01/20                                                   6,120          6,120
   Arvada, Water Authority, RB,
     FSA (A) (B)
        1.550%, 11/01/20                                                   2,500          2,500
   Boulder, Health Facilities Authority,
     Community Hospital Project,
     RB (A) (B) (C)
        1.300%, 10/01/30                                                  17,050         17,050
   Castle Pines, North Metropolitan District,
     GO (A) (B) (C)
        1.250%, 12/01/28                                                  10,000         10,000
   Colorado State, Educational & Cultural
     Authority, Fountain Valley School
     Project, RB (A) (B) (C)
        1.300%, 08/01/13                                                   1,000          1,000

-------------------------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2002                                  15


STATEMENT OF NET ASSETS (Unaudited)

INSTITUTIONAL TAX FREE FUND (Continued)

-------------------------------------------------------------------------------------------------
                                                                     Face Amount            Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
   Colorado State, Health Facilities
     Authority, Christian Living Project,
     RB (A) (B) (C)
        1.250%, 01/01/24                                                 $ 3,529      $   3,529
   Colorado State, Housing & Finance
     Authority, Ser AA-3, RB (A) (B)
        2.150%, 05/01/36                                                   1,500          1,500
   Colorado State, Postsecondary
     Educational Facilities Authority,
     Regis Jesuit High School Project,
     RB (A) (B) (C)
        1.300%, 12/01/21                                                   4,135          4,135
   Denver (City & County), Multi-Family
     Housing Authority, Ogden Residence
     Project, RB (A) (B) (C)
        1.300%, 12/01/09                                                   2,700          2,700
   Dove Valley, Metropolitan District
     Authority, Arapahoe County Project,
     Ser C, GO (A) (B) (C)
        2.250%, 11/01/25                                                   4,440          4,440
   East Smoky Hill, Metropolitan District
     Authority, GO (A) (B) (C)
        2.000%, 12/01/30                                                   1,000          1,000
   NBC, Metropolitan District Authority,
     GO (A) (B) (C)
        2.000%, 12/01/30                                                   1,500          1,500
   Summit County, Recreational Facilities
     Authority, Copper Mountain Project,
     RB (A) (B) (C)
        1.500%, 04/01/17                                                   2,110          2,110
   Summit County, Recreational Facilities
     Authority, Copper Mountain Project,
     RB (A) (B) (C)
        1.500%, 04/01/17                                                   2,045          2,045
   Summit County, Recreational Facilities
     Authority, Copper Mountain Project,
     RB (A) (B) (C)
        1.500%, 04/01/17                                                   2,540          2,540
   Willow Trace, Metropolitan District,
     Ser A, GO (A) (B)
        2.000%, 12/01/31                                                   1,290          1,290
                                                                                      ----------
                                                                                         63,459
                                                                                      ----------
DELAWARE -- 3.5%
   Delaware State, Economic Development
     Authority, Hospital Billing Project,
     Ser A, RB, AMBAC (A) (B)
        1.100%, 12/01/15                                                  30,200         30,200
   Delaware State, Economic Development
     Authority, Peninsula United Methodist
     Project, Ser B, RB (A) (B) (C)
        1.200%, 05/01/15                                                   5,095          5,095

-------------------------------------------------------------------------------------------------
                                                                     Face Amount            Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
   Sussex County, Economic Development
     Authority, Route 113 Limited Partnership
     Project, RB (A) (B) (C)
        1.550%, 11/01/06                                                 $ 5,900      $   5,900
   University of Delaware, Ser A, RB (A) (B)
        1.150%, 11/01/18                                                  10,205         10,205
                                                                                      ----------
                                                                                         51,400
                                                                                      ----------
DISTRICT OF COLUMBIA -- 1.3%
   District of Columbia, Institute of
     International Economic Issues,
     RB (A) (B) (C)
        1.200%, 06/01/25                                                   2,700          2,700
   District of Columbia, Laboratory School
     Issue, RB (A) (B) (C)
        1.400%, 12/01/23                                                   2,245          2,245
   District of Columbia, Multi-Family
     Housing Authority, Carmel Project,
     Ser A, RB (A) (B) (C)
        1.220%, 11/01/26                                                   7,830          7,830
   District of Columbia, Pooled Loan
     Program, Ser A, RB (A) (B) (C)
        1.200%, 01/01/29                                                   5,875          5,875
                                                                                      ----------
                                                                                         18,650
                                                                                      ----------
FLORIDA -- 6.4%
   Alachua County, Industrial Development
     Authority, Oak Hall School Project,
     RB (A) (B) (C)
        1.250%, 07/01/19                                                   1,395          1,395
   Capital Trust Agency, Multi-Family
     Housing Authority, Community Loan
     Project, Ser A, RB (A) (B)
        1.290%, 12/01/32                                                  25,810         25,810
   Dade County, Educational Facilities
     Authority, University of Miami Project,
     Ser A, RB, MBIA
        5.500%, 04/01/02                                                   1,000          1,004
   Dade County, Water & Sewer System,
     Ser 1994, RB, FGIC (A) (B)
        1.150%, 10/05/22                                                  21,800         21,800
   Florida State, Division Finance Board,
     Department of Natural Resources,
     RB, MBIA Pre-Refunded @ 101 (D)
        6.200%, 07/01/02                                                   3,755          3,836
   Florida State, Housing Finance Agency,
     Multi-Family Housing Project,
     RB (A) (B)
        1.200%, 12/01/05                                                   6,100          6,100
   Jacksonville, Industrial Development
     Authority, Florida University Health
     Science Center Project, RB (A) (B)
        1.400%, 07/01/19                                                   1,000          1,000

-------------------------------------------------------------------------------------------------
16                                  SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2002


-------------------------------------------------------------------------------------------------
                                                                     Face Amount            Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
   Miami-Dade County, Industrial
     Development Authority, Holy Cross
     Academy Project, RB (A) (B) (C)
        1.200%, 07/01/20                                                 $ 2,890      $   2,890
   Orange County, Educational Facilities
     Authority, Rollins College Project,
     RB (A) (B) (C)
        1.350%, 05/01/31                                                   1,500          1,500
   Orange County, Healthcare Facilities
     Authority, Florida Health Association,
     Ser A, RB (A) (B)
        1.700%, 06/01/30                                                  24,500         24,500
   Pasco City, Multi-Family Housing
     Finance Authority, Carlton Arms of
     Magnolia Valley Project,
     RB (A) (B) (C)
        1.380%, 12/01/07                                                   2,000          2,000
   Volusia County, Industrial Development
     Authority, APCO Project, Ser A,
     RB (A) (B) (C)
        1.400%, 02/01/30                                                     920            920
                                                                                      ----------
                                                                                         92,755
                                                                                      ----------
GEORGIA -- 6.7%
   Athens, Multi-Family Housing Authority,
     Georgian Apartments Association
     Project, RB (A) (B) (C)
        1.525%, 08/01/05                                                   1,400          1,400
   Bibb County, Development Authority,
     Stratford Academy Project,
     RB (A) (B) (C)
        1.200%, 11/01/23                                                   4,900          4,900
   Clayton County, Hospital Authority,
     Southern Regional Medical Center
     Project, Ser B, RB (A) (B) (C)
        1.200%, 08/01/19                                                   7,770          7,770
   Cobb County, Multi-Family Housing
     Authority, Tibarron Association Project,
     Ser D, RB (A) (B) (C)
        1.290%, 10/01/06                                                   8,600          8,600
   DeKalb County, Development Authority,
     Dart Container Project, RB (A) (B)
        1.750%, 08/01/11                                                     900            900
   DeKalb County, Development Authority,
     Marist School Project, RB (A) (B) (C)
        1.200%, 03/01/24                                                   2,700          2,700
   Downtown Athens, Development Authority,
     Georgian Apartment Association
     Project, RB (A) (B) (C)
        1.650%, 11/01/05                                                   1,000          1,000
   Fulton County, Development Authority,
     Arthritis Foundation Project,
     RB (A) (B) (C)
        1.200%, 12/01/16                                                   2,600          2,600

-------------------------------------------------------------------------------------------------
                                                                     Face Amount            Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
   Fulton County, Development Authority,
     Epstein School Project,
     RB (A) (B) (C)
        1.200%, 01/01/17                                                 $ 2,000      $   2,000
   Fulton County, Development Authority,
     Morehouse School of Medicine
     Project, RB (A) (B) (C)
        1.200%, 02/01/18                                                   2,400          2,400
   Fulton County, Development Authority,
     Robert W Woodruff Arts Center
     Project, RB (A) (B) (C)
        1.200%, 02/01/16                                                   2,200          2,200
   Fulton County, Industrial Development
     Authority, ADP Project,
     RB (A) (B) (C)
        1.450%, 09/01/12                                                   2,770          2,770
   Fulton County, Industrial Development
     Authority, Holy Innocents School
     Project, RB (A) (B) (C)
        1.200%, 02/01/18                                                     900            900
   Georgia State, Road & Thruway
     Authority, BAN
        2.750%, 11/20/02                                                   6,500          6,513
   Gwinnett County, Hospital Authority,
     Gwinett Hospitals Systems
     Project, RB (A)(B) (C)
        1.200%, 07/01/32                                                   7,000          7,000
   Gwinnett County, Industrial Development
     Authority, Wesleyan School Project,
     RB (A) (B) (C)
        1.200%, 03/01/17                                                     250            250
   Gwinnett County, Multi-Family Housing
     Authority, Post Corners Project,
     RB (A) (B) (E)
        1.150%, 06/01/25                                                   1,300          1,300
   Macon-Bibb County, Hospital Authority,
     Central Georgia Senior Health Project,
     RB (A) (B) (C)
        1.350%, 05/01/30                                                   5,000          5,000
   Macon-Bibb County, Hospital Authority,
     Medical Center Control Project,
     RB (A) (B) (C)
        1.200%, 12/01/18                                                   1,700          1,700
   Macon-Bibb County, Hospital Authority,
     Medical Center of Central Georgia
     Project, RB (A) (B) (C)
        1.200%, 08/01/18                                                   2,150          2,150
   Marietta, Multi-Family Housing Authority,
     Falls at Bells Ferry Project,
     RB (A) (B) (C)
        2.000%, 01/15/09                                                   7,350          7,350
   Monroe County, Industrial Development
     Authority, Baptist Village Project,
     RB (A) (B) (C)
        1.200%, 08/01/18                                                   2,200          2,200

-------------------------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2002                                  17


STATEMENT OF NET ASSETS (Unaudited)

INSTITUTIONAL TAX FREE FUND (Continued)

-------------------------------------------------------------------------------------------------
                                                                     Face Amount            Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
   Roswell, Multi-Family Housing Authority,
     Belcourt Project, Ser A,
     RB (A) (B) (C)
        1.430%, 09/01/07                                                 $ 9,000      $   9,000
   Southern Georgia, Hospital Authority,
     Alliance Community Hospitals Project,
     Ser A, RB, AMBAC (A) (B)
        1.700%, 04/01/29                                                   2,100          2,100
   Thomasville, Hospital Authority,
     J.D. Archbold Project, RB (A) (B) (C)
        1.200%, 11/01/17                                                  13,550         13,550
                                                                                      ----------
                                                                                         98,253
                                                                                      ----------
HAWAII -- 1.7%
   Hawaii State, Department of Budget &
     Finance, Queens Health System Project,
     Ser A, RB (A) (B)
        1.250%, 07/01/26                                                  24,176         24,176
                                                                                      ----------
IDAHO-- 0.7%
   Ammon, Urban Renewal Agency,
     Tax Increment Project, Ser A,
     TA (A) (B) (C)
        1.340%, 08/01/24                                                   1,635          1,635
   Boise, State University Foundation,
     Engineering Technology Project,
     RB (A) (B) (C)
        1.150%, 08/01/08                                                   1,300          1,300
   Twin Falls, Urban Renewal Agency,
     Tax Allocation Project, Ser A,
     RB (A) (B) (C)
        1.340%, 08/01/22                                                   7,575          7,575
                                                                                      ----------
                                                                                         10,510
                                                                                      ----------
ILLINOIS -- 8.1%
   Belleville, Industrial Development
     Authority, Wetterau Project,
     RB (A) (B) (C)
        1.200%, 12/01/08                                                   1,250          1,250
   Illinois State, Development Finance
     Authority, American Academy
     Project, RB (A) (B) (C)
        1.300%, 04/01/21                                                   2,100          2,100
   Illinois State, Development Finance
     Authority, Chicago Commons
     Project, RB (A) (B) (C)
        1.200%, 01/01/29                                                   4,000          4,000
   Illinois State, Development Finance
     Authority, Clearbrook Project,
     RB (A) (B) (C)
        1.300%, 06/01/20                                                   3,600          3,600

-------------------------------------------------------------------------------------------------
                                                                     Face Amount            Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
   Illinois State, Development Finance
     Authority, Commonwealth Edison
     Project, RB (A) (B) (C)
        1.100%, 10/15/14                                                 $ 9,000    $     9,000
   Illinois State, Development Finance
     Authority, Loyola Academy Project,
     Ser A, RB (A) (B) (C)
        1.200%, 10/01/27                                                   3,200          3,200
   Illinois State, Development Finance
     Authority, Oak Park Residence Project,
     RB (A) (B) (C)
        1.150%, 07/01/41                                                   8,500          8,500
   Illinois State, Development Finance
     Authority, The Uno-Ven Project,
     RB (A) (B) (C)
        1.200%, 09/01/08                                                   2,000          2,000
   Illinois State, Educational Facilities
     Authority, ACI Cultural Pooled Financing
     Project, RB (A) (B) (C)
        1.150%, 08/01/30                                                   7,600          7,600
   Illinois State, Educational Facilities
     Authority, Art Institute of Chicago
     Project, RB (A) (B)
        1.200%, 03/01/27                                                  16,000         16,000
   Illinois State, Educational Facilities
     Authority, Concordia University River
     Project, RB (A) (B) (C)
        1.400%, 10/01/31                                                   3,700          3,700
   Illinois State, GO
        4.000%, 03/01/03                                                   1,100          1,127
   Illinois State, Health Facilities Authority,
     Elmhurst Mental Health Project,
     Ser B, RB (A) (B)
        1.400%, 01/01/20                                                   8,600          8,600
   Illinois State, Healthcare Facilities
     Authority, Glenkirk Project,
     RB (A) (B) (C)
        1.200%, 02/15/21                                                   1,125          1,125
   Illinois State, Healthcare Facilities
     Authority, Ingalls Memorial Hospital
     Project, Ser C, RB (A) (B) (C)
        1.200%, 01/01/16                                                     100            100
   Illinois State, Healthcare Facilities
     Authority, Riverside Health Systems
     Project, Ser B, RB (A) (B) (C)
        1.260%, 11/15/16                                                   6,140          6,140
   Kane McHenry Cook & DeKalb
     Counties, TAW
        3.750%, 09/27/02                                                   6,500          6,531
   Macon County, Industrial Development
     Authority, Decatur Family YMCA
     Project, RB (A) (B) (C)
        1.350%, 05/01/35                                                   4,300          4,300

-------------------------------------------------------------------------------------------------
18                                  SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2000


-------------------------------------------------------------------------------------------------
                                                                     Face Amount            Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
   Macon County, Millikin University
     Project, RB, AMBAC (A) (B)
        1.150%, 10/01/28                                                 $ 1,150      $   1,150
   Paxton, Industrial Development
     Authority, Merck & Aircoil Project,
     RB (A) (B)
        1.650%, 03/01/03                                                     900            900
   Rockford, School District No. 205, TAW
        3.400%, 10/30/02                                                  23,000         23,097
   Streamwood Village, Industrial
     Development Authority, Poplar Creek
     Project, RB (A) (B) (C)
        2.400%, 10/01/09                                                   3,890          3,890
                                                                                      ----------
                                                                                        117,910
                                                                                      ----------
INDIANA -- 6.4%
   Bartholomew County, Consolidated
     School District, TAW
        2.500%, 06/28/02                                                   4,556          4,566
   Bartholomew County, Consolidated
     School District, TAW
        2.250%, 12/31/02                                                   9,778          9,790
   Carmel Clay Schools, TAW
        2.100%, 12/31/02                                                  10,000         10,016
   Crawfordsville, Multi-Family Housing
     Authority, Autumn Woods Phase II,
     Ser A, RB (A) (B) (C)
        1.220%, 01/01/33                                                   4,200          4,200
   Elkhart County, Hubbard Hill Estates
     Project, RB (A) (B) (C)
        1.300%, 11/01/21                                                   2,900          2,900
   Griffith, Public School District, TAW
        2.750%, 06/28/02                                                   1,100          1,101
        2.750%, 12/31/02                                                   1,100          1,103
   Hamilton, Southeastern Schools, TAW
        1.880%, 12/31/02                                                   5,000          5,001
   Highland, Temporary Loan Warrants, GO
        2.250%, 12/31/02                                                   1,825          1,829
   Indiana State, Bond Bank,
     Advanced Funding Program,
     Ser A-2, RB
        2.250%, 01/22/03                                                   5,000          5,027
   Indiana State, Development Finance
     Authority, Educational Facilities,
     Cathedral High School Project, RB (A) (B)
        1.350%, 09/01/26                                                   2,300          2,300
   Indiana State, Health Facilities
     Financing Authority, Capital Access,
     RB (A) (B) (C)
        1.200%, 04/01/13                                                   5,800          5,800

-------------------------------------------------------------------------------------------------
                                                                     Face Amount            Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
   Indiana State, Health Facilities
     Financing Authority, Hartsfield Village
     Project, Ser B, RB (A) (B) (C)
        1.150%, 08/15/27                                                $ 10,000    $    10,000
   Indiana State, Health Facilities Financing
     Authority, Sherman Hospital Project,
     RB (A) (B) (C)
        1.220%, 05/01/19                                                   4,440          4,440
   Indiana University, Student Residents
     Systems Project, RB (A) (B)
        1.150%, 11/01/18                                                   8,600          8,600
   La Porte, Industrial Hospital Authority,
     RB Pre-Refunded @ 102 (D)
        6.250%, 03/01/03                                                   2,735          2,917
   Lake Central, Multi-School District,
     Ser B, RB Pre-Refunded @ 102 (D)
        6.700%, 07/15/02                                                   2,000          2,073
   Muncie, Independent Community Schools,
     TAW
        2.200%, 12/31/02                                                   2,000          2,005
   Valparaiso, Community Schools, TAW
        2.350%, 12/31/02                                                   5,830          5,840
   Wawasee, Community Schools, TAW
        2.650%, 12/31/02                                                   3,300          3,306
                                                                                      ----------
                                                                                         92,814
                                                                                      ----------
IOWA -- 2.9%
   Algona, Industrial Development Authority,
     George A Hormel Project,
     RB (A) (B) (C)
        1.350%, 05/01/05                                                   2,600          2,600
   Council Bluffs, Pollution Control Authority,
     Gas & Electric Project,
     RB (A) (B) (C)
        1.300%, 01/01/25                                                   4,500          4,500
   Iowa State, Financial Authority,
     Burlington Medical Center Project,
     RB, FSA (A) (B)
        1.350%, 06/01/27                                                   7,300          7,300
   Iowa State, Higher Education Loan Authority,
     Grand View Project, RB (A) (B) (C)
        1.400%, 10/01/25                                                   2,000          2,000
   Iowa State, Higher Education Loan Authority,
     Saint Ambrose University Project,
     RB (A) (B) (C)
        1.300%, 02/01/07                                                   1,075          1,075
   Iowa State, Higher Education Loan Authority,
     Ser J, RAN
        3.750%, 05/23/02                                                   1,500          1,502
   Iowa State, Higher Education Loan
     Authority, Ser K, RAN
        3.750%, 05/23/02                                                   1,500          1,502

-------------------------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2002                                  19


STATEMENT OF NET ASSETS (Unaudited)

INSTITUTIONAL TAX FREE FUND (Continued)

-------------------------------------------------------------------------------------------------
                                                                     Face Amount            Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
   Iowa State, Higher Education Loan
     Authority, Ser M, RAN
        3.750%, 05/23/02                                                 $ 1,300    $     1,302
   Iowa State, Higher Education Loan
     Authority, Wartburg Project,
     RB (A) (B) (C)
        1.350%, 03/01/30                                                   4,220          4,220
   Iowa State, School Cash Program,
     AN, FSA
        3.750%, 06/21/02                                                   6,500          6,522
   Iowa State, TRAN
        3.000%, 06/27/02                                                  10,000         10,037
                                                                                      ----------
                                                                                         42,560
                                                                                      ----------
KANSAS -- 0.8%
   Kansas State, Department of
     Transportation Highway Authority,
     Ser 1992, RB Pre-Refunded @ 102 (D)
        6.125%, 03/01/02                                                   1,000          1,020
   Merriam, Multi-Family Housing Authority,
     Pinegate Apartments Project,
     RB (A) (B) (C)
        1.240%, 12/01/26                                                   6,580          6,580
   Olathe, Recreational Facilities Authority,
     YMCA Greater Kansas City Project,
     Ser B, RB (A) (B) (C)
        1.450%, 11/01/16                                                   2,300          2,300
   Wichita, Pollution Control Authority,
     CIC Industries Project, RB (A) (B) (C)
        1.630%, 12/01/11                                                   1,590          1,590
                                                                                      ----------
                                                                                         11,490
                                                                                      ----------
KENTUCKY -- 0.9%
   Covington, Industrial Building Authority,
     Atkins & Pearce Project,
     RB (A) (B) (C)
        1.250%, 04/01/05                                                   1,820          1,820
   Henderson County, Hospital Association
     Health Facilities, Ser A, RB (A) (B)
        1.700%, 12/01/30                                                   5,100          5,100
   Kentucky, Area Development Districts
     Financing Trust, Calloway County
     Volunteer Fire Company No. 6 Project,
     Ser A, RB (A) (B) (C)
        1.350%, 12/01/32                                                     665            665
   Kentucky, Area Development Districts
     Financing Trust, Garrison Volunteer
     Fire Project, Ser A, RB (A) (B) (C)
        1.350%, 12/01/32                                                     190            190
   Kentucky State, Governmental Agencies,
     TRAN
        3.100%, 06/28/02                                                   3,130          3,135

-------------------------------------------------------------------------------------------------
                                                                     Face Amount            Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
   Newport City, Multi-Family Housing
     Authority, Hannaford Limited Project,
     RB (A) (B)
        3.300%, 12/01/05                                                $  1,520      $   1,520
                                                                                      ----------
                                                                                         12,430
                                                                                      ----------
LOUISIANA -- 0.6%
   East Baton Rouge, Rhone-Poulenc
     Project, RB (A) (B) (C)
        1.350%, 12/01/11                                                     830            830
   Louisiana State, Local Government
     Environmental Facilities Authority,
     Ser A, RB (A) (B)
        1.700%, 06/01/31                                                   5,000          5,000
   Louisiana State, Public Facilities
     Authority, St. Martins Episcopal
     School Project, RB (A) (B) (C)
        1.300%, 09/01/19                                                   2,400          2,400
                                                                                      ----------
                                                                                          8,230
                                                                                      ----------
MAINE -- 0.2%
   Maine State, Health & Higher
     Education Facilities, VHA
     New England Project, Ser C, RB,
     AMBAC (A) (B)
        1.300%, 12/01/25                                                   2,300          2,300
   Portland, Industrial Development
     Authority, W W Grainger Project,
     RB (A) (B)
        1.400%, 12/01/10                                                   1,315          1,315
                                                                                      ----------
                                                                                          3,615
                                                                                      ----------
MARYLAND -- 1.4%
   Anne Arundel County, Pollution Control
     Authority, Baltimore Gas & Electric
     Project, Ser 84, RB (A) (B)
        2.650%, 07/01/14                                                   6,260          6,260
   Frederick, GO (A) (B) (C)
        1.250%, 08/01/11                                                   5,000          5,000
   Maryland State, Health & Higher
     Educational Facilities Authority,
     Barnesville School Issue,
     RB (A) (B) (C)
        1.200%, 09/01/24                                                   2,640          2,640
   Maryland State, Health & Higher
     Educational Facilities Authority,
     Collington Episcopal Project, Ser C,
     RB (A) (B) (C)
        1.150%, 04/01/20                                                   3,100          3,100
   Prince Georges County, Equipment
     Acquisition Program, COP
        4.000%, 06/15/02                                                   3,755          3,769
                                                                                      ----------
                                                                                         20,769
                                                                                      ----------

-------------------------------------------------------------------------------------------------
20                                  SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2002


-------------------------------------------------------------------------------------------------
                                                                     Face Amount            Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
MASSACHUSETTS -- 1.6%
   Hampshire, Regional School District
     Authority, BAN
        2.350%, 12/13/02                                                $ 10,000      $  10,058
   Massachusetts State, Development
     Finance Authority, Scandinavian
     Living Center Project, RB (A) (B) (C)
        1.250%, 11/01/28                                                     200            200
   Massachusetts State, Finance Development
     Agency, Fessenden School Project,
     RB (A) (B) (C)
        1.100%, 08/01/31                                                   2,500          2,500
   Massachusetts State, Financing Authority,
     Draper Laboratory Project,
     RB, MBIA (A) (B)
        1.000%, 06/01/30                                                   1,800          1,800
   Massachusetts State, Health & Educational
     Facilities Authority, Boston University
     Project, Ser H, RB (A) (B) (C)
        0.980%, 12/01/29                                                   1,500          1,500
   Massachusetts State, Health & Educational
     Facilities Authority, Partners Healthcare
     Systems Project, Ser P-1, RB,
     FSA (A) (B)
        1.050%, 07/01/27                                                     890            890
   Massachusetts State, Health & Educational
     Facilities Authority, Wellesley College
     Issue Project, Ser E, RB (A) (B)
        1.050%, 07/01/22                                                   1,700          1,700
   Massachusetts State, Industrial Finance
     Agency, Assumption College Issue,
     RB (A) (B) (C)
        1.050%, 08/01/27                                                   3,000          3,000
   Massachusetts State, Industrial Finance
     Agency, Governor Dummer Academy,
     RB (A) (B) (C)
        1.150%, 07/01/26                                                     250            250
   New England, Educational Loan Marketing,
     Ser B, RB
        6.600%, 09/01/02                                                   2,000          2,046
                                                                                      ----------
                                                                                         23,944
                                                                                      ----------
MICHIGAN -- 3.4%
   Birmingham, Economic Development
     Authority, Brown Street Project,
     RB (A) (B) (C)
        1.630%, 12/01/18                                                   1,070          1,070
   Durand, Area School District, GO
        3.200%, 08/29/02                                                   3,000          3,005
   Farmington Hills, Economic
     Development Authority, Brookfield
     Building Association Project,
     RB (A) (B)
        1.320%, 11/01/10                                                   1,795          1,795

-------------------------------------------------------------------------------------------------
                                                                     Face Amount            Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
   Farmington Hills, Hospital Financing
     Authority, Botsford General Hospital
     Project, Ser B, RB, MBIA (A) (B)
        1.350%, 02/15/16                                                $  1,100      $   1,100
   Michigan State, Housing Development
     Authority, Harbortown Project,
     RB (A) (B) (C)
        1.380%, 06/01/04                                                   1,900          1,900
   Michigan State, Job Development
     Authority, Kentwood Residence Project,
     RB (A) (B) (C)
        1.350%, 11/01/14                                                   2,400          2,400
   Michigan State, Northern Michigan
     University, RB (A) (B)
        1.350%, 06/01/31                                                   6,300          6,300
   Michigan State, Strategic Fund, Pilgrim
     Manor Project, RB (A) (B) (C)
        1.300%, 05/01/20                                                   4,000          4,000
   Michigan State, Strategic Fund, Village
     at Muskegon Project, RB (A) (B)
        1.150%, 08/15/34                                                  10,000         10,000
   Michigan State, Strategic Funding Limited,
     Village at Brighton Project,
     RB (A) (B)
        1.150%, 08/15/34                                                  12,045         12,045
   Muskegon, Public Schools, GO
        3.000%, 05/23/02                                                   3,400          3,402
   North Branch, Area Schools, GO
     Pre-Refunded @ 102 (D)
        6.600%, 05/01/02                                                   1,000          1,028
   Northville Township, Economic
     Development Authority, Thrifty
     Northville Project, RB (A) (B) (C)
        1.275%, 05/01/14                                                   1,500          1,500
                                                                                      ----------
                                                                                         49,545
                                                                                      ----------
MINNESOTA -- 0.9%
   Bloomington, Commercial Development
     Authority, ATS II Project, RB (A) (B) (C)
        2.190%, 03/01/12                                                   2,850          2,850
   Brooklyn, Center Development Authority,
     Brookdale Office Park Project,
     RB (A) (B) (C)
        1.280%, 12/01/14                                                   2,825          2,825
   Minneapolis & Saint Paul, Housing &
     Redevelopment Authority, Childrens
     Healthcare System Project, Ser B,
     RB, FSA (A) (B)
        1.350%, 08/15/25                                                   3,300          3,300
   Minnesota, Rural Water Finance
     Authority, Public Construction
     Financing Program, Ser 2002, RB
        2.625%, 02/01/03                                                   2,165          2,184

-------------------------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2002                                  21


STATEMENT OF NET ASSETS (Unaudited)

INSTITUTIONAL TAX FREE FUND (Continued)

-------------------------------------------------------------------------------------------------
                                                                     Face Amount            Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
   Roseville, Multi-Family Housing
     Authority, Rosepointe II Project,
     RB (A) (B) (C)
        1.280%, 09/01/27                                                $  1,440     $    1,440
                                                                                     -----------
                                                                                         12,599
                                                                                     -----------
MISSISSIPPI -- 0.2%
   Desoto County, Industrial Development
     Authority, American Soap Project,
     RB (A) (B) (C)
        2.800%, 12/01/08                                                     900            900
   Prentiss County, Industrial Development
     Authority, Heidelberg Eastern Project,
     Ser A, RB (A) (B) (C)
        1.450%, 10/01/17                                                   2,500          2,500
                                                                                     -----------
                                                                                          3,400
                                                                                     -----------
MISSOURI -- 4.4%
   Clayton, Industrial Development Authority,
     Bailey Court Project, RB (A) (B) (C)
        1.290%, 01/01/09                                                   2,900          2,900
   Jackson County, Industrial Development
     Authority, YMCA Greater Kansas City
     Project, Ser A, RB (A) (B) (C)
        1.450%, 11/01/15                                                     100            100
   Kansas City, Industrial Development
     Authority, Springs Apartment Project,
     RB (A) (B) (C)
        1.300%, 09/01/25                                                   2,350          2,350
   Missouri State, Health & Educational
     Facilities Authority, Drury College
     Project, RB (A) (B) (C)
        1.400%, 08/15/24                                                  11,180         11,180
   Missouri State, Health & Educational
     Facilities Authority, Lutheran Senior
     Services Project, RB (A) (B) (C)
        1.250%, 02/01/31                                                   5,000          5,000
   Missouri State, Health & Educational
     Facilities Authority, Park Hill School
     District Project, Ser M, RB
        3.000%, 10/21/02                                                  10,000         10,047
   Missouri State, Health & Educational
     Facilities Authority, Pembroke Hill
     School Project, RB (A) (B) (C)
        1.300%, 07/01/26                                                   6,200          6,200
   Missouri State, Health & Educational
     Facilities Authority, Pooled Hospital
     Loan Program, Ser A, RB (A) (B)
        1.700%, 08/01/29                                                  10,100         10,100

-------------------------------------------------------------------------------------------------
                                                                     Face Amount            Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
   Saint Charles County, Industrial
     Development Authority, Sun River
     Village Project, RB (A) (B) (C)
        1.240%, 12/01/27                                                 $11,300     $   11,300
   Saint Louis County, Industrial Development
     Authority, Schnuck Markets Kirkwood
     Project, RB (A) (B) (C)
        1.380%, 12/01/15                                                   4,350          4,350
                                                                                     -----------
                                                                                         63,527
                                                                                     -----------
MONTANA -- 0.7%
   Montana State, Health Facilities Authority,
     Healthcare Pooled Loan Program,
     Ser A, RB, AMBAC (A) (B)
        1.150%, 12/01/15                                                   9,920          9,920
                                                                                     -----------
NEBRASKA -- 0.3%
   Nebraska State, Public Power District,
     Nuclear Facility Project, RB
        5.500%, 07/01/02                                                   3,650          3,679
                                                                                     -----------
NEW HAMPSHIRE -- 0.8%
   New Hampshire State, Higher Education
     & Health Facilities Authority,
     VHA New England, Ser E, RB,
     AMBAC (A) (B)
        1.300%, 12/01/25                                                   3,200          3,200
   New Hampshire, Health & Higher
     Education Authority, New England
     Project, RB, AMBAC (A) (B)
        1.300%, 12/01/25                                                   8,000          8,000
                                                                                     -----------
                                                                                         11,200
                                                                                     -----------
NEW JERSEY -- 0.3%
   Hudson County, Utilities Authority,
     RB Pre-Refunded @ 100 (D)
       11.875%, 07/01/02                                                   2,945          3,048
   New Jersey State, Economic
     Development Authority, Urban
     Renewal Project, RB (A) (B) (C)
        1.600%, 04/01/19                                                   2,000          2,000
                                                                                     -----------
                                                                                          5,048
                                                                                     -----------
NEW MEXICO -- 1.2%
   Albuquerque, Health Authority,
     Lovelace Respiratory Project, Ser A,
     RB (A) (B) (C)
        1.200%, 09/01/25                                                   8,325          8,325
   Albuquerque, Metropolitan
     Redevelopment Authority, Springer
     Square Project, RB (A) (B) (C)
        1.750%, 11/01/17                                                   3,000          3,000

-------------------------------------------------------------------------------------------------
22                                  SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2002


-------------------------------------------------------------------------------------------------
                                                                     Face Amount            Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
   New Mexico State, Hospital Equipment
     Loan Company, Pooled Loan Program,
     Ser A, RB  (A) (B)
        1.700%, 06/01/20                                                $  5,500     $    5,500
                                                                                     -----------
                                                                                         16,825
                                                                                     -----------
NEW YORK -- 1.0%
   Corning, RAN
        3.250%, 08/23/02                                                   1,100          1,110
   Indian River, Central School
     District, BAN
        3.375%, 06/07/02                                                  14,000         14,020
                                                                                     -----------
                                                                                         15,130
                                                                                     -----------
NORTH CAROLINA -- 0.5%
   North Carolina, Medical Care Healthcare
     Facilities, Cleveland Regional
     Medical Center Project, RB (A) (B)
        1.200%, 01/01/18                                                   7,800          7,800
                                                                                     -----------
OHIO -- 3.6%
   Athens County, Port Authority, Housing
     for Ohio Project, RB (A) (B) (C)
        1.250%, 06/01/32                                                  11,085         11,085
   Cuyahoga County, Hospital Authority,
     Cleveland Clinic Funding,
     Ser B, RB (A) (B)
        1.200%, 01/01/25                                                  15,715         15,715
        1.200%, 01/01/26                                                   2,500          2,500
   Dublin, GO
        2.120%, 11/14/02                                                   3,000          3,005
   Greene County, Fairfield Extended
     Project, Ser B, RB (A) (B) (C)
        4.500%, 01/01/11                                                     890            900
   Hamilton County, Hospital Facilities
     Authority, Children's Hospital Medical
     Center, RB (A) (B) (C)
        1.120%, 05/15/28                                                   5,000          5,000
   Ohio State, American Municipal Power,
     BAN
        1.750%, 11/07/02                                                   1,750          1,750
   Ohio State, American Municipal Power,
     Wadsworth Project, BAN
        3.600%, 03/15/02                                                   3,525          3,525
   Ohio State, Higher Education Facilities
     Authority, Kenyon College Project,
     RB (A) (B)
        1.200%, 08/01/33                                                   5,300          5,300

-------------------------------------------------------------------------------------------------
                                                                     Face Amount            Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
   Stark County, Healthcare Facilities
     Authority, Canton Christian Home
     Project, RB (A) (B) (C)
        2.750%, 09/01/15                                                $  1,125     $    1,125
        2.700%, 09/15/16                                                   1,365          1,365
   Westlake, BAN
        2.050%, 11/28/02                                                   1,400          1,401
                                                                                     -----------
                                                                                         52,671
                                                                                     -----------
OKLAHOMA -- 4.2%
   Comanche County, Independent School
     District No. 008, COP, AMBAC
        4.650%, 03/01/02                                                   1,930          1,930
   Oklahoma County, Finance Authority,
     Housing Preservation Project,
     RB (A) (B)
        1.290%, 01/01/33                                                  10,000         10,000
   Oklahoma State, Development Finance
     Authority, Oklahoma Hospital
     Association Project, Ser A, RB (A) (B)
        1.700%, 01/01/30                                                   3,285          3,285
   Oklahoma State, Rural Enterprises
     Authority, Governmental Financing
     Project, Ser A, RB (A) (B)
        1.700%, 10/01/30                                                   5,600          5,600
   Tulsa County, Industrial Healthcare
     Authority, Laureate Psychiatric Project,
     RB (A) (B)
        1.900%, 12/15/08                                                   8,500          8,500
   Tulsa, Industrial Development Authority,
     Tulsa County Housing Fund Project,
     RB (A) (B) (C)
        1.290%, 10/01/32                                                  31,400         31,400
                                                                                     -----------
                                                                                         60,715
                                                                                     -----------
OREGON -- 0.5%
   Hillsboro, Graduate Center Project,
     RB (A) (B) (C)
        1.250%, 06/01/09                                                   2,550          2,550
   Hillsboro, Graduate Institute Project,
     RB (A) (B) (C)
        1.250%, 08/01/11                                                   3,450          3,450
   Oregon State, Health, Housing,
     Educational & Cultural Authority,
     Saint Vincent De Paul Project,
     Ser A, RB (A) (B) (C)
        1.250%, 03/01/19                                                   1,225          1,225
                                                                                     -----------
                                                                                          7,225
                                                                                     -----------

-------------------------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2002                                  23


STATEMENT OF NET ASSETS (Unaudited)

INSTITUTIONAL TAX FREE FUND (Continued)

-------------------------------------------------------------------------------------------------
                                                                     Face Amount            Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
PENNSYLVANIA -- 7.1%
   Allegheny County, Ser C-50, GO (A)(B)
        3.150%, 05/01/27                                                $ 16,600     $   16,600
   Chartiers Valley, Industrial & Commercial
     Development Authority, Asbury Place
     Project, Ser A, RB (A) (B) (C)
        1.150%, 12/01/26                                                   2,000          2,000
   Chester County, Health & Educational
     Facilities Authority, Barclay Friends
     Project, Ser A, RB (A) (B) (C)
        1.150%, 08/01/25                                                   1,485          1,485
   Dauphin County, General Authority,
     Allhealth Pooled Financing Program,
     Ser B, RB, FSA (A) (B)
        1.250%, 10/01/27                                                   6,000          6,000
   Delaware County, Hospital Authority,
     Crozer Medical Center Project,
     RB (A) (B) (C)
        1.200%, 12/15/31                                                   7,500          7,500
   Hazleton, Industrial Development
     Authority, MMI Preparatory School
     Project, RB (A) (B) (C)
        1.200%, 10/01/24                                                   1,700          1,700
   Lancaster, Higher Education Authority,
     Franklin & Marshall College Project,
     RB (A) (B)
        1.250%, 04/15/27                                                   4,120          4,120
   Lebanon County, Industrial Development
     Authority, Aluminum Company of
     America Project, RB (A) (B)
        0.990%, 09/01/11                                                   1,000          1,000
   Pennsylvania State, Economic
     Development Financing Authority,
     Philadelphia Area, Ser J3,
     RB (A) (B) (C)
        1.200%, 11/01/30                                                   4,700          4,700
   Pennsylvania State, Economic
     Development Financing Authority,
     Philadelphia Project, Ser J4,
     RB (A) (B) (C)
        1.200%, 11/01/30                                                   7,000          7,000
   Philadelphia, Industrial Development
     Authority, Germantown Home Project,
      RB (A) (B) (C)
        1.200%, 01/01/30                                                   9,665          9,665
   Philadelphia, Industrial Development
     Authority, Inglis House Project,
     RB (A) (B) (C)
        2.900%, 05/01/17                                                   9,000          9,000
   Philadelphia, Redevelopment Authority,
     Pennsylvania School for the Deaf,
     RB (A) (B) (C)
        1.250%, 12/01/14                                                   2,200          2,200

-------------------------------------------------------------------------------------------------
                                                                     Face Amount            Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
   Philadelphia, TRAN
        4.000%, 06/28/02                                                $  4,000     $    4,017
   Philadelphia, Water & Sewer Authority,
     Ser B, RB, AMBAC (A) (B)
        1.150%, 08/01/27                                                  18,600         18,600
   Sayre, Healthcare Facility Authority,
     VHR Capital Financing Project, Ser I,
     RB, AMBAC (A) (B)
        1.250%, 12/01/20                                                   5,850          5,850
   South Fork, Municipal Hospital Authority,
     Lee Hospital Project, Ser B,
     RB (A) (B) (C)
        1.200%, 07/01/23                                                   1,880          1,880
   Washington County, Industrial
     Development Authority, Wetterau
     Finance Project, RB (A) (B) (C)
        1.200%, 11/01/14                                                   1,010          1,010
                                                                                     -----------
                                                                                        104,327
                                                                                     -----------
SOUTH CAROLINA -- 0.6%
   Georgetown County, School District
     Authority, GO, MBIA
        6.500%, 03/01/02                                                   1,295          1,295
   South Carolina State, Housing Finance
     & Development Authority,
     Rent Housing Greenville Project,
     Ser A, RB (A) (B) (E)
        1.150%, 08/01/31                                                   2,045          2,045
   South Carolina State, Public Service
     Authority, Santee Cooper Project,
     Ser D, RB, AMBAC Pre-Refunded
     @ 102 (D)
        6.500%, 07/01/02                                                   1,525          1,574
   Sumter County, Industrial Development
     Authority, Bendix Project,
     RB (A) (B) (C)
        1.400%, 12/01/02                                                   4,000          4,000
                                                                                     -----------
                                                                                          8,914
                                                                                     -----------
SOUTH DAKOTA -- 0.1%
   South Dakota State, Health & Education
     Facilities Authority, Avera McKennan
     Issue, RB, MBIA
        4.100%, 07/01/02                                                   1,425          1,431
                                                                                     -----------
TENNESSEE -- 3.1%
   Blount County, Public Building Authority,
     Tennessee Library Project,
     RB (A) (B) (C)
        1.200%, 12/01/15                                                   3,900          3,900
   Cleveland, Industrial Development Board,
     YMCA MET Chattanooga Project,
     RB (A) (B) (C)
        1.200%, 07/01/19                                                     400            400

-------------------------------------------------------------------------------------------------
24                                  SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2002



-------------------------------------------------------------------------------------------------
                                                                     Face Amount            Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
   Knox County, Health, Educational &
     Housing Facilities Authority, Child &
     Family Services Project, RB (A) (B) (C)
        1.200%, 07/01/14                                                $  2,600     $    2,600
   Knox County, Health, Educational &
     Housing Facilities Authority,
     THA Solutions Group Project,
     RB (A) (B) (C)
        1.700%, 05/01/29                                                  11,600         11,600
   Knox County, Health, Educational &
     Housing Facilities Authority, Webb
     School Project, RB (A) (B)
        1.200%, 03/01/19                                                   1,000          1,000
   Memphis, Health, Educational &
     Housing Facilities Authority,
     Not-For-Profit Multi-Family Housing
     Program, RB (A) (B)
        1.290%, 08/01/32                                                   7,400          7,400
   Memphis-Shelby County, Industrial
     Development Board Authority,
     UT Medical Group Project,
     RB (A) (B) (C)
        1.240%, 03/01/24                                                   9,500          9,500
   Metropolitan Nashville & Davidson
     County, West Meade Place Project,
     RB (A) (B) (C)
        1.200%, 10/01/15                                                   2,895          2,895
   Shelby County, Health, Educational &
     Housing Facilities Authority,
     Saint Peter Villa Project,
     RB (A) (B) (C)
        1.390%, 11/01/22                                                   2,920          2,920
   Williamson County, Hospital Project,
     GO Pre-Refunded @ 100 (D)
        6.000%, 05/01/02                                                   1,225          1,231
   Williamson County, Hospital Project,
     GO Pre-Refunded @ 100 (D)
        6.000%, 05/01/02                                                   1,115          1,121
                                                                                     -----------
                                                                                         44,567
                                                                                     -----------
TEXAS -- 1.5%
   Austin County, Industrial Development
     Authority, Crabar Business Systems
     Project, RB (A) (B) (C)
        1.200%, 05/15/02                                                   1,980          1,980
   Austin, Utilities System, RB
     Pre-Refunded @ 100 (D)
        8.625%, 05/15/02                                                     950            964
   Brazos River, Harbor Navigation District,
     La Roche Project,  RB (A) (B)
        1.275%, 04/01/02                                                   1,000          1,000
   Corpus Christi, Industrial Development
     Authority, Texas-Air Investment Project,
     RB (A) (B) (C)
        1.800%, 08/01/11                                                   3,910          3,910

--------------------------------------------------------------------------------------------------
                                                                     Face Amount            Value
Description                                                        ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------------------------
   Fort Worth, Water & Sewer Authority, RB
        5.000%, 02/15/03                                                $  1,320     $    1,364
   Gulf Coast, Waste Disposal Authority,
     Armco Project, RB (A) (B) (C)
        1.200%, 12/01/08                                                   4,750          4,750
   La Porte, Independent School District
     Authority, GO
        6.375%, 02/15/03                                                   2,250          2,353
   Tarrant County, Multi-Family Housing
     Finance Authority, Amherst Association
     Project, RB (A) (B) (C)
        1.200%, 12/01/07                                                   2,250          2,250
   Travis County, GO
        4.000%, 03/01/02                                                   2,000          2,000
   Trinity River, Industrial Development
     Authority, Toys `R' Us Nytex Project,
     RB (A) (B) (C)
        1.275%, 11/01/14                                                   2,000          2,000
                                                                                     -----------
                                                                                         22,571
                                                                                     -----------
UTAH -- 0.6%
   Salt Lake City, Industrial Development
     Authority, ParkView Plaza Project,
     RB (A) (B) (C)
        1.200%, 12/01/14                                                   3,800          3,800
   Tooele County, School District, GO
        4.000%, 06/01/02                                                   1,500          1,510
   Utah State, Building Ownership Authority,
     Master Lease Program, Ser A, RB
        5.500%, 05/15/02                                                   1,225          1,231
   Weber County, Multi-Family Housing
     Authority, Cherry Creek Apartments
     Project, RB (A) (B) (C)
        1.250%, 11/01/18                                                   2,630          2,630
                                                                                     -----------
                                                                                          9,171
                                                                                     -----------
VERMONT -- 0.9%
   Vermont State, Educational & Health
     Buildings Financing Authority,
     Capital Asset Financing Project,
     Ser 1, RB (A) (B) (C)
        1.250%, 06/01/22                                                   5,000          5,000
   Vermont State, Educational & Health
     Buildings Financing Authority,
     Northeastern Vermont Regional
     Hospital Project, Ser A, RB (A) (B) (C)
        1.200%, 10/01/25                                                   5,980          5,980
   Vermont State, Student Assistance
     Authority, Student Loan Bonds,
     Ser 85, RB (A) (B) (C)
        1.450%, 01/01/04                                                   1,940          1,940
                                                                                     -----------
                                                                                         12,920
                                                                                     -----------

-------------------------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2002                                  25


STATEMENT OF NET ASSETS (Unaudited)

INSTITUTIONAL TAX FREE FUND (Concluded)

-------------------------------------------------------------------------------------------------
                                                                     Face Amount            Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
VIRGINIA -- 0.3%
   Virginia State, Water & Sewer Resource
     Authority, Henrico County Project,
     RB (A) (B)
        1.400%, 10/01/28                                                $  5,000     $    5,000
                                                                                     -----------
WASHINGTON -- 0.4%
   Washington State, Housing Finance
     Commission, Not-For-Profit Housing
     Authority, Pioneer Human Services
     Project, Ser 91, RB (A) (B) (C)
        1.350%, 07/01/11                                                   1,295          1,295
   Washington State, Housing Finance
     Commission, Not-For-Profit Housing
     Authority, Vincent De Paul Project,
     Ser A, RB (A) (B) (C)
        1.300%, 02/01/30                                                   3,850          3,850
                                                                                     -----------
                                                                                          5,145
                                                                                     -----------
WEST VIRGINIA -- 1.6%
   Charleston, Building Commission
     Parking Facility Authority, Charleston
     Town Center Project, Ser A,
     RB (A) (B) (C)
        1.260%, 12/01/16                                                  11,230         11,230
   Parkersburg, Industrial Development
     Authority, B-H Associates Project,
     RB (A) (B) (C)
        1.525%, 10/01/14                                                   3,500          3,500
   Putnam County, Industrial Development
     Authority, FMC Project,
     RB (A) (B) (C)
        1.400%, 10/01/11                                                   3,400          3,400
   West Virginia State, Hospital Finance
     Authority, VHA Mid Atlantic Capital
     Project, Ser D, RB, AMBAC (A) (B)
        1.300%, 12/01/25                                                   5,700          5,700
                                                                                     -----------
                                                                                         23,830
                                                                                     -----------
WISCONSIN-- 4.3%
   Bonduel, School District, TRAN
        2.800%, 08/21/02                                                   2,400          2,400
   Freedom, School District, TRAN
        2.310%, 10/22/02                                                   2,000          2,001
   Greenfield, School District, TRAN
        2.420%, 09/27/02                                                   2,400          2,400
   Kaukauna, Area School District, TRAN
        2.800%, 08/22/02                                                   3,500          3,501
   Menomonee Falls, Industrial
     Development Authority, Maysteel
     Project, RB (A) (B) (C)
        1.450%, 11/01/14                                                   3,000          3,000

-------------------------------------------------------------------------------------------------
                                                                     Face Amount            Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
   Milwaukee, Redevelopment Authority,
     Montessori Society School Project,
     RB (A) (B) (C)
        1.450%, 07/01/21                                                $  2,500     $    2,500
   Oconomowoc, Area School District, TRAN
        2.500%, 09/25/02                                                   2,000          2,001
   Pewaukee, School District, TRAN
        2.610%, 09/12/02                                                   3,000          3,000
   Pulaski, Community School District, TRAN
        2.800%, 09/27/02                                                   2,000          2,000
   Tomahawk, School District, TRAN
        2.280%, 10/17/02                                                   2,400          2,401
   West Allis, State Fair Park Exposition,
     RB (A) (B) (C)
        1.220%, 08/01/28                                                   6,895          6,895
   West Salem, TRAN
        2.820%, 08/28/02                                                   3,000          3,000
   Wisconsin State, Clean Water Sewer
     Improvements Authority, Ser 1, RB
        6.250%, 06/01/02                                                   2,340          2,369
   Wisconsin State, Health & Educational
     Facilities Authority, Gundersen
     Lutheran Project, Ser A, RB (A) (B)
        1.350%, 12/01/15                                                   1,200          1,200
   Wisconsin State, Health & Educational
     Facilities Authority, Madison Family
     Medicine Project, RB (A) (B) (C)
        1.300%, 05/01/21                                                   5,435          5,435
   Wisconsin State, Health & Educational
     Facilities Authority, Newcastle Place
     Project, Ser B, RB (A) (B) (C)
        1.250%, 12/01/31                                                  14,500         14,500
   Wisconsin State, Transportation Authority,
     Ser A, RB
        5.200%, 07/01/02                                                   2,000          2,016
   Wisconsin State, Transportation Authority,
     Ser A, RB, Pre-Refunded @ 100 (D)
        5.750%, 07/01/02                                                   2,415          2,450
                                                                                     -----------
                                                                                         63,069
                                                                                     -----------
WYOMING -- 0.3%
   Carbon County, School District No. 1, TAW
        2.750%, 06/26/02                                                   2,135          2,137
   Cheyenne County, Economic Development
     Authority, Holiday Inn Project,
     RB (A) (B) (C)
        2.350%, 10/01/10                                                   1,525          1,525
                                                                                     -----------
                                                                                          3,662
                                                                                     -----------
-------------------------------------------------------------------------------------------------
26                                  SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2002


-------------------------------------------------------------------------------------------------
                                                                     Face Amount            Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
MULTI-STATE-- 3.7%
   GAF Tax Exempt Bond Grantor Trust,
     (A) (B) (C)
        2.350%, 10/01/12                                                $  7,000     $    7,000
   Greystone, Tax Exempt Certificate Trust
     Authority, Senior Certificate of
     Beneficial Ownership Project,
     Ser 98-1, RB (A) (B) (C)
        1.300%, 05/01/28                                                  17,145         17,145
   Greystone, Tax Exempt Certificate Trust
     Authority, Senior Certificate of
     Beneficial Ownership Project,
     Ser 98-2, RB (A) (B) (C)
        1.300%, 12/10/14                                                  22,765         22,765
   Greystone, Tax Exempt Certificate Trust
     Authority, Senior Certificate of
     Beneficial Ownership Project,
     Ser A, COP (A) (B) (C)
        1.400%, 07/01/05                                                   4,425          4,425
   McDonald Tax-Exempt Mortgage Trust,
     No. 1, RB (A) (B) (C)
        3.300%, 01/15/09                                                   1,765          1,765
   Northwestern Mutual Life Insurance,
     RB (A) (B) (C)
        5.340%, 02/01/09                                                     255            256
                                                                                     -----------
                                                                                         53,356
                                                                                     -----------
Total Municipal Bonds
   (Cost $1,476,785)                                                                  1,476,785
                                                                                     -----------
Total Investments -- 101.2%
   (Cost $1,476,785)                                                                  1,476,785
                                                                                     -----------
Other Assets & Liabilities, Net -- (1.2)%                                               (17,172)
                                                                                     -----------

-------------------------------------------------------------------------------------------------
                                                                                            Value
Description                                                                         ($ Thousands)
-------------------------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 1,173,568,781 outstanding shares
   of beneficial interest                                                            $1,173,393
Fund Shares of Class B
   (unlimited authorization -- no par value)
   based on 248,632,901 outstanding shares
   of beneficial interest                                                               248,632
Fund Shares of Class C
   (unlimited authorization -- no par value)
   based on 37,796,645 outstanding shares
   of beneficial interest                                                                37,797
Distributions in excess of net investment income                                           (159)
Accumulated net realized loss on investments                                                (50)
                                                                                     -----------
Total Net Assets -- 100.0%                                                           $1,459,613
                                                                                     ===========
Net asset value, offering and redemption
   price per share -- Class A                                                             $1.00
                                                                                     ===========
Net asset value, offering and redemption
   price per share -- Class B                                                             $1.00
                                                                                     ===========
Net asset value, offering and redemption
   price per share -- Class C                                                             $1.00
                                                                                     ===========

(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on February 28, 2002.
(B) Put and Demand Feature -- the date reported on the Statement of Net Assets is the final maturity date, not the next reset or put date.
(C) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(D) Pre-Refunded Security -- the maturity date shown is the pre-refunded date.
(E) Security is escrowed to maturity.
AMBAC -- American Municipal Bond Assurance Company
AN -- Anticipation Note
BAN -- Bond Anticipation Note
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assistance
GO -- General Obligation
MBIA -- Municipal Bond Insurance Company
RAN -- Revenue Anticipation Note
RB -- Revenue Bond
Ser -- Series
TA -- Tax Allocation
TAW -- Tax Anticipation Warrant
TRAN -- Tax & Revenue Anticipation Note
The accompanying notes are an integral part of the financial statements.

-------------------------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2002                                  27


STATEMENT OF NET ASSETS (Unaudited)

MASSACHUSETTS TAX FREE FUND (Continued)

-------------------------------------------------------------------------------------------------
                                                                     Face Amount            Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
MUNICIPAL BONDS -- 101.7%
MASSACHUSETTS -- 101.7%
   Boston, Ser A, BAN
        4.000%, 05/01/02                                                  $  600        $   601
   Franklin, BAN
        3.100%, 05/01/02                                                   1,495          1,496
   Gateway, Regional School District
     Authority, BAN
        2.500%, 01/31/03                                                   1,500          1,513
   Hampshire, Regional School District
     Authority, BAN
        2.350%, 12/13/02                                                   3,000          3,017
   Massachusetts Bay, Transportation
     Authority, General Transportation
     Systems Project, GO (A) (B)
        1.150%, 03/01/14                                                   1,000          1,000
   Massachusetts Bay, Transportation
     Authority, Systems Project, Ser C,
     RB Pre-Refunded @ 102 (D)
        6.100%, 03/01/02                                                   1,650          1,683
   Massachusetts Bay, Transportation
     Authority, Ser SG 156, RB (A) (B)
        1.500%, 07/01/30                                                   1,460          1,460
   Massachusetts State, Development
     Finance Agency, Fessenden
     School Project, RB (A) (B) (C)
        1.100%, 08/01/31                                                   1,000          1,000
   Massachusetts State, Development
     Finance Agency, Marino Foundation
     Project, RB (A) (B) (C)
        1.050%, 07/01/21                                                   2,300          2,300
   Massachusetts State, Development
     Finance Agency, Meadowbrook
     School Issue, RB (A) (B) (C)
        1.400%, 08/01/30                                                     800            800
   Massachusetts State, Development
     Finance Agency, Scandinavian Living
     Center Project, RB (A) (B) (C)
        1.250%, 11/01/28                                                   3,400          3,400
   Massachusetts State, Development
     Finance Agency, Wentworth Institute
     Project, RB, AMBAC (A) (B)
        1.100%, 10/01/30                                                   1,100          1,100
   Massachusetts State, Electric Supply
     Authority, Ser C, RB, AMBAC
     Pre-Refunded @ 102 (D)
        6.625%, 07/01/02                                                   1,900          1,970
   Massachusetts State, Financing
     Authority, Draper Laboratory Project,
     RB, MBIA (A) (B)
        1.000%, 06/01/30                                                   1,200          1,200

-------------------------------------------------------------------------------------------------
                                                                     Face Amount            Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
   Massachusetts State, Health &
     Educational Facilities Authority,
     Amherst College, Ser F, RB (A) (B)
        0.980%, 11/01/26                                                  $2,610        $ 2,610
   Massachusetts State, Health &
     Educational Facilities Authority,
     Bentley College Project, Ser K, RB
     (A) (B) (C)
        1.050%, 07/01/30                                                   1,000          1,000
   Massachusetts State, Health &
     Educational Facilities Authority,
     Berklee College of Music Project,
     Ser D, RB, MBIA (A) (B)
        1.000%, 10/01/27                                                   2,585          2,585
   Massachusetts State, Health &
     Educational Facilities Authority,
     Boston University Project, Ser H, RB
     (A) (B) (C)
        0.980%, 12/01/29                                                   1,500          1,500
   Massachusetts State, Health &
     Educational Facilities Authority,
     Capital Assets Program, Ser E,
     RB (A) (B) (C)
        1.350%, 01/01/35                                                   2,600          2,600
   Massachusetts State, Health &
     Educational Facilities Authority,
     Fairview Extended Project, Ser B,
     RB, MBIA (A) (B) (C)
        4.550%, 01/01/21                                                   1,400          1,414
   Massachusetts State, Health &
     Educational Facilities Authority,
     Falmouth Assisted Living Project,
     Ser A, RB (A)(B)(C)
        1.100%, 11/01/26                                                   1,800          1,800
   Massachusetts State, Health &
     Educational Facilities Authority,
     Harvard University Issue Project,
     Ser Y, RB (A) (B)
        1.150%, 07/01/35                                                   3,000          3,000
   Massachusetts State, Health &
     Educational Facilities Authority,
     Milford Whitinsville Project, Ser B,
     RB Pre-Refunded @ 102 (D)
        7.750%, 07/15/02                                                   2,000          2,086
   Massachusetts State, Health &
     Educational Facilities Authority,
     Partners Healthcare System Project,
     Ser P-1, RB, FSA (A) (B)
        1.050%, 07/01/27                                                   1,200          1,200
   Massachusetts State, Health &
     Educational Facilities Authority, Ser D,
     RB, MBIA Pre-Refunded @ 102 (D)
        6.500%, 07/01/02                                                   1,640          1,698


-------------------------------------------------------------------------------------------------
28                                  SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2002





-------------------------------------------------------------------------------------------------
                                                                     Face Amount            Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
   Massachusetts State, Health &
     Educational Facilities Authority,
     University of Massachusetts,
     Ser A, RB (A) (B) (C)
        1.000%, 11/01/30                                                  $2,900        $ 2,900
   Massachusetts State, Health &
     Educational Facilities Authority,
     Wellesley College Issue Project,
     Ser E, RB (A) (B)
        1.050%, 07/01/22                                                   1,500          1,500
   Massachusetts State, Housing Finance
     Authority, Multi-Family Housing Project,
     Ser A, RB (A) (B)
        1.050%, 01/15/10                                                   1,800          1,800
   Massachusetts State, Industrial Finance
     Agency, Milton Academy Issue,
     RB, MBIA (A) (B)
        1.000%, 03/01/27                                                   1,900          1,900
   Massachusetts State, Industrial Finance
     Authority, Goddard House Project,
     Ser 1995, RB (A) (B) (C)
        1.100%, 11/01/25                                                   2,010          2,010
   Massachusetts State, Industrial Finance
     Agency, Showa Womens Institute
     Project, RB (A) (B) (C)
        1.450%, 03/15/04                                                   2,000          2,000
   Massachusetts State, Special Obligation
     Revenue, Ser A, RB, AMBAC
     Pre-Refunded  @ 100 (D)
        6.000%, 06/01/02                                                   3,000          3,024
   Massachusetts State, Transportation
     Financing Authority, Belmont Day
     School Project, RB (A) (B) (C)
        1.100%, 07/01/31                                                   3,200          3,200
   Massachusetts State, Water Resources Authority,
     Ser D, RB, FGIC (A) (B) (C)
        1.050%, 11/01/26                                                     700            700
   Massachusetts, Housing Finance Authority,
     Multi-Family Housing Project,
     Ser A, RB (A) (B)
        1.050%, 12/01/25                                                   1,055          1,055
   Walpole, BAN
        2.250%, 11/07/02                                                     700            702
   Westford, BAN
        3.000%, 05/16/02                                                   2,500          2,502
   Worcester, GO, MBIA Pre-Refunded
     @ 102 (D)
        6.900%, 05/15/02                                                   1,500          1,545
                                                                                        --------
Total Municipal Bonds
   (Cost $68,871)                                                                        68,871
                                                                                        --------

-------------------------------------------------------------------------------------------------
                                                                                            Value
Description                                                                         ($ Thousands)
-------------------------------------------------------------------------------------------------
Total Investments -- 101.7%
   (Cost $68,871)                                                                       $68,871
                                                                                        --------
Other Assets & Liabilities, Net -- (1.7)%                                                (1,140)
                                                                                        --------

NET ASSETS:
Fund Shares of Class B
   (unlimited authorization -- no par value)
   based on 67,734,512 outstanding shares
   of beneficial interest                                                                67,734
Accumulated net realized loss on investments                                                 (3)
                                                                                        --------
Total Net Assets -- 100.0%                                                              $67,731
                                                                                        ========
Net asset value, offering and redemption
   price per share -- Class B                                                             $1.00
                                                                                        ========
(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on February 28, 2002.
(B) Put and Demand Feature -- the date reported on the Statement of Net Assets is the final maturity date, not the next reset or put date.
(C) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(D) Pre-Refunded Security -- the maturity date shown is the pre-refunded date.
AMBAC -- American Municipal Bond Assurance Company
BAN -- Bond Anticipation Note
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assistance
GO -- General Obligation
MBIA -- Municipal Bond Insurance Company
RB -- Revenue Bond The accompanying notes are an integral part of the financial statements.
Ser -- Series
The accompanying notes are an integral part of the financial statements.


-------------------------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2002                                  29


STATEMENT OF NET ASSETS (Unaudited)

PENNSYLVANIA TAX FREE FUND

-------------------------------------------------------------------------------------------------
                                                                     Face Amount            Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
MUNICIPAL BONDS -- 95.4%
PENNSYLVANIA -- 95.4%
   Allegheny County, Higher Education
     Authority, Thiel College Project,
     Ser B, RB (A) (B) (C)
        2.250%, 11/15/29                                                  $  600         $  600
   Allegheny County, Hospital
     Development Authority,
     Presbyterian University Hospital
     Project, Ser B2, RB (A) (B) (C)
        1.200%, 03/01/18                                                     555            555
   Allegheny County, Industrial Development
     Authority, Environmental Improvement
     Project, RB (A) (B) (C)
        1.200%, 12/01/32                                                   1,350          1,350
   Allegheny County, Industrial Development
     Authority, Eye & Ear Properties,
     RB (A) (B) (C)
        1.350%, 02/01/15                                                   1,350          1,350
   Allegheny County, Industrial Development
     Authority, Jewish Home & Hospital
     Project, Ser B, RB (A) (B) (C)
        1.200%, 10/01/26                                                   1,475          1,475
   Allegheny County, Ser C-50, GO (A) (B)
        3.150%, 05/01/27                                                   1,000          1,000
   Berks County, Industrial Development
     Authority, Rilsan Industrial Project,
     RB (A) (B) (C)
        1.275%, 12/01/04                                                   1,600          1,600
   Bucks County, Industrial Development
     Authority, Edgcomb Metals Project,
     RB (A) (B) (C)
        1.200%, 10/01/09                                                   1,400          1,400
   Butler County, Industrial Development
     Authority, Pennzoil Project,
     RB (A) (B) (C)
        1.750%, 12/01/12                                                     600            600
   Chartiers Valley, Industrial & Commercial
     Development Authority, Asbury Place
     Project, Ser A, RB (A) (B) (C)
        1.150%, 12/01/26                                                   1,570          1,570
   Dallastown, Area School District Authority,
     GO, FGIC (A)(B)
        1.200%, 05/01/20                                                   1,475          1,475
   Dauphin County, General Authority,
     Allhealth Pooled Finance Program,
     Ser B, RB, FSA (A) (B)
        1.250%, 10/01/27                                                     200            200
   Dauphin County, GO
        4.500%, 03/15/02                                                     760            760
   Delaware River, Joint Toll Bridge
     Commission, BAN
        2.250%, 11/01/02                                                   1,000          1,002

-------------------------------------------------------------------------------------------------
                                                                     Face Amount            Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
   Delaware Valley, Regional Finance
     Authority, RB (A)(B)(C)
        1.150%, 08/01/16                                                  $1,500       $  1,500
   Downingtown, Area School District,
     Ser A, GO
        3.000%, 03/01/02                                                     600            600
   East Hempfield Township, Industrial
     Development Authority, Menomite
     Home Project, RB (A) (B) (C)
        1.200%, 06/01/25                                                   1,500          1,500
   Ephrata, Area School District, Ser B,
     GO, FGIC
        4.000%, 04/15/02                                                     500            501
   Hazleton, Area School District, GO, FSA
        6.200%, 03/01/03                                                     715            748
   Lancaster County, Higher Education
     Authority, Franklin & Marshall College
     Project, RB (A) (B)
        1.250%, 04/15/27                                                   1,400          1,400
   Lancaster, Industrial Development
     Authority, Garden Spot Village Project,
     Ser B, RB (A) (B) (C)
        1.200%, 05/01/31                                                   1,300          1,300
   Lehigh County, Industrial Development
     Authority, Allegheny Electric Project,
     RB (A) (B) (C)
        1.400%, 06/01/14                                                     100            100
   Lower Merion Township, GO
        3.050%, 07/15/02                                                     335            335
   Montgomery County, Redevelopment
     Authority, Kingswood Apartments
     Project, Ser A, RB (A)(B)
        1.100%, 08/15/31                                                   1,800          1,800
   Moon Township, Industrial Development
     Authority, Executive Office Association
     Project, RB (A) (B) (C)
        1.200%, 11/01/10                                                     850            850
   North Pocono, School District Authority,
     Ser A, FGIC
        3.000%, 03/15/02                                                   1,425          1,426
   Northampton County, Industrial
     Development Authority, Moravian
     Academy Project, RB (A) (B) (C)
        1.200%, 02/01/18                                                   1,000          1,000
   Palisades, School District, GO, FGIC
        3.000%, 09/01/02                                                     330            332
   Pennsylvania State, North Wales Water
     Authority Rural Water Projects, RB
        4.000%, 12/15/02                                                   1,500          1,525
   Philadelphia, Authority for Industrial
     Development, Inglis House Project,
     RB (A) (B)
        2.900%, 05/01/17                                                   1,500          1,500

-------------------------------------------------------------------------------------------------
30                                  SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2002


-------------------------------------------------------------------------------------------------
                                                                     Face Amount            Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
   Philadelphia, Hospital & Higher
     Education Facility Authority,
     Philadelphia School Project, Ser A-3,
     RB (A) (B) (C)
        1.250%, 03/01/19                                                  $1,300       $  1,300
   Philadelphia, Hospital & Higher
     Education Facility Authority,
     Temple East Project, Ser B,
     RB (A) (B) (C)
        1.250%, 06/01/14                                                   1,350          1,350
   Philadelphia, Industrial Development
     Authority, City Line Holiday Inn Project,
     Ser 96, RB (A) (B) (C)
        1.200%, 12/01/08                                                   1,500          1,500
   Philadelphia, Industrial Development
     Authority, National Board of Medical
     Examiners Project, RB Pre-Refunded
     @ 102 (C) (D)
        6.750%, 05/01/12                                                   1,000          1,026
   Philadelphia, Redevelopment Authority,
     Rivers Edge Project, RB (A) (B) (C)
        1.200%, 12/01/09                                                   1,400          1,400
   Philadelphia, Water & Wastewater
     Authority, RB, FSA
        5.000%, 06/15/02                                                     325            327
   Pittsburgh, School District, GO, FGIC
        4.500%, 03/01/02                                                     500            500
   Sayre, Health Care Facilities Authority,
     Capital Finance Project, Ser F, RB
     AMBAC (A) (B)
        1.250%, 12/01/20                                                     300            300
   Schuylkill County, Industrial Development
     Authority, Gilberton Power Project,
     RB (A) (B) (C)
        1.150%, 12/01/02                                                     600            600
   University of Pittsburgh, Higher Education
     Authority, University Cap Project,
     Ser B, GO
        1.050%, 09/15/24                                                   1,000          1,000
   York, General Pooled Finance Authority,
     RB, AMBAC (A) (B)
        1.200%, 09/01/26                                                     900            900
                                                                                       ---------
                                                                                         41,557
                                                                                       ---------
Total Municipal Bonds
   (Cost $41,557)                                                                        41,557
                                                                                       ---------
Total Investments -- 95.4%
   (Cost $41,557)                                                                        41,557
                                                                                       ---------
Other Assets & Liabilities, Net -- 4.6%                                                   2,018
                                                                                       ---------

-------------------------------------------------------------------------------------------------
                                                                                            Value
Description                                                                         ($ Thousands)
-------------------------------------------------------------------------------------------------

NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 29,311,374 outstanding shares
   of beneficial interest                                                               $29,312
Fund Shares of Class B
   (unlimited authorization -- no par value)
   based on 14,286,637 outstanding shares
   of beneficial interest                                                                14,287
Distributions in excess of net investment income                                             (5)
Accumulated net realized loss on investments                                                (19)
                                                                                        --------
Total Net Assets -- 100.0%                                                              $43,575
                                                                                        ========
Net asset value, offering and redemption
   price per share -- Class A                                                             $1.00
                                                                                        ========
Net asset value, offering and redemption
   price per share -- Class B                                                             $1.00
                                                                                        ========
(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on February 28, 2002.
(B) Put and Demand Feature -- the date reported on the Statement of Net Assets is the final maturity date, not the next reset or put date.
(C) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(D) Pre-Refunded Security -- the maturity date shown is the pre-refunded date.
AMBAC -- American Municipal Bond Assurance Company
BAN -- Bond Anticipation Note
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assistance
GO -- General Obligation
Ser -- Series
RB -- Revenue Bond
The accompanying notes are an integral part of the financial statements.


-------------------------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2002                                  31


STATEMENT OF NET ASSETS (Unaudited)

INTERMEDIATE-TERM MUNICIPAL FUND

-------------------------------------------------------------------------------------------------
                                                                     Face Amount     Market Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------

MUNICIPAL BONDS -- 98.4%
ALABAMA -- 0.6%
   Alabama State, Docks Facility
     Department, RB, MBIA
        6.000%, 10/01/08                                                $  1,000      $   1,131
   Alabama State, Private Colleges &
     Universities, Tuskegee University
     Project, Ser A, RB
     Callable 09/01/06 @ 102
        5.700%, 09/01/10                                                     825            884
        5.700%, 09/01/11                                                     870            931
   Alabama State, Special Care Facilities
     Financing Authority, Charity Obligation
     Group Project, Ser A, RB (E)
        5.000%, 11/01/06                                                   2,700          2,929
                                                                                      ----------
                                                                                          5,875
                                                                                      ----------
ALASKA -- 1.4%
   Alaska State, Energy Power Authority,
     Bradley Lake Project, Ser 3, RB, FSA
        6.000%, 07/01/12                                                   3,980          4,547
   Alaska State, Energy Power Authority,
     Bradley Lake Project, Ser 4, RB, FSA
        6.000%, 07/01/14                                                   2,920          3,351
   Anchorage, Electric Utility Authority,
     Senior Lien, RB, MBIA
        8.000%, 12/01/06                                                   1,775          2,146
        8.000%, 12/01/07                                                   1,310          1,601
   Anchorage, Ser A, GO, FGIC
        5.500%, 06/01/09                                                   2,000          2,200
                                                                                      ----------
                                                                                         13,845
                                                                                      ----------
ARIZONA -- 5.6%
   Apache County, Industrial Development
     Authority, Tucson Electric Power,
     Ser 83-A, RB (A) (B) (E)
        1.150%, 12/15/18                                                     300            300
   Arizona State, Highway Transportation
     Board Authority, RB
        5.500%, 07/01/10                                                   2,350          2,603
   Arizona State, Water Infrastructure
     Finance Authority, Water Quality
     Project, Ser A, RB
        5.500%, 10/01/08                                                   2,730          3,034
   Glendale, Water & Sewer Authority,
     RB, FGIC
        5.750%, 07/01/10                                                   4,005          4,516
   Maricopa County, Community College
     District, GO
        5.000%, 07/01/07                                                   5,500          5,919
   Maricopa County, Unified School
     District, GO
        7.400%, 07/01/10                                                   5,750          7,116

-------------------------------------------------------------------------------------------------
                                                                     Face Amount     Market Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
   Mesa, Utility Systems Authority, RB, FGIC
        7.125%, 07/01/11                                                $  7,000      $   8,654
   Phoenix, Civic Plaza Building Authority,
     Senior Lien, RB Callable 07/01/05 @ 101
        5.900%, 07/01/10                                                   3,215          3,476
   Salt River, Agriculture Improvement
     Authority, Salt River Project, Ser A, RB
        5.000%, 01/01/11                                                   2,450          2,618
   Salt River, Agriculture Improvement
     Authority, Salt River Project, Ser B, RB
        7.000%, 01/01/05                                                   5,000          5,562
        5.800%, 01/01/05                                                   5,000          5,412
   Salt River, Agriculture Improvement
     Authority, Salt River Project, RB
        5.250%, 01/01/06                                                   5,000          5,388
                                                                                      ----------
                                                                                         54,598
                                                                                      ----------
ARKANSAS -- 0.7%
   Arkansas State, Development Finance
     Authority, Mortgage Backed Securities
     Program, Ser A, RB
     Callable 01/01/11 @ 100
        4.700%, 07/01/16                                                   3,500          3,570
   Arkansas State, Federal Highway
     Grant, GO
        5.500%, 08/01/08                                                   2,800          3,094
                                                                                      ----------
                                                                                          6,664
                                                                                      ----------
CALIFORNIA -- 6.6%
   Anaheim, Public Lease Financing
     Authority, Public Improvements
     Project, Ser C, RB, FSA
        6.000%, 09/01/13                                                   2,325          2,735
   California State, Community Development
     Revenue Authority, Citrus Valley
     Health Partners Project, COP (A)(B)
        1.300%, 04/01/28                                                   2,000          2,000
   California State, Department of Water
     Resources, Central Valley Water
     Systems Project, Ser Q, RB
        6.000%, 12/01/10                                                   5,150          5,974
   California State, GO
        6.600%, 02/01/09                                                   1,000          1,154
   California State, GO
     Partially Pre-Refunded @ 102 (D)
        6.250%, 10/01/19                                                   9,000          9,437
   California State, GO Partially
     Pre-Refunded @ 101 (D)
        5.250%, 10/01/02                                                     840            890
   California State, GO
     Pre-Refunded @ 101 (D)
        5.250%, 06/01/06                                                   1,805          2,008


-------------------------------------------------------------------------------------------------
32                                  SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2002


-------------------------------------------------------------------------------------------------
                                                                     Face Amount     Market Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
   California State, GO, AMBAC
        6.300%, 09/01/10                                                $  2,000      $   2,355
   California State, GO, FGIC
        7.000%, 08/01/06                                                   1,525          1,782
        7.000%, 10/01/10                                                   3,500          4,274
   California State, GO, MBIA
        5.750%, 10/01/10                                                   3,000          3,427
   California State, Health Facilities
     Finance Authority, Sisters of
     Providence Project, RB
        5.500%, 10/01/05                                                   1,100          1,196
   California State, Housing Finance
     Agency, Home Mortgage Project,
     Ser A, RB, MBIA
     Callable 08/01/06 @ 102
        5.300%, 08/01/14                                                      45             45
   California State, Housing Finance
     Agency, Single-Family Mortgage
     Project, Ser C-4-Cl I, RB,
     FHA Callable 08/01/07 @ 101.5
        5.050%, 02/01/17                                                   1,525          1,550
   California Statewide, Communities
     Development Authority,
     Equity Residential
     Project, Ser C, RB
        5.200%, 12/01/29                                                   2,750          2,853
   California Statewide, Communities
     Development Authority,
     San Gabriel Valley,
     Ser A, COP (E)
        6.000%, 09/01/06                                                   1,000          1,139
   California Statewide, Communities
     Development Authority, St. Joseph's
     Health System Obligation Group,
     COP Callable 07/01/08 @ 101
        5.250%, 07/01/09                                                   5,170          5,545
   Intercommunity Hospital Financing
     Authority, COP, ACA Insured
        5.000%, 11/01/04                                                   2,000          2,125
   Los Angeles County, Capital Asset
     Leasing, RB, AMBAC
        6.000%, 12/01/06                                                   1,000          1,140
   Los Angeles, Department of Water &
     Power, Electric Plant Project,
     Second Issue, RB (E)
        9.000%, 10/15/02                                                   2,000          2,094
   Los Angeles, Unified School District,
     Ser A, GO, FGIC
        6.000%, 07/01/12                                                   1,880          2,211
   Mojave, Water Agency, Improvement
     District, Morongo Basin Project, GO,
     FGIC Callable 09/01/06 @ 102
        5.600%, 09/01/12                                                   1,000          1,098

-------------------------------------------------------------------------------------------------
                                                                     Face Amount     Market Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
   Orange County, Ser A, COP, MBIA
     Callable 07/01/06 @ 102
        5.800%, 07/01/16                                                $  1,000      $   1,099
   Oroville, Hospital Project, Ser A, RB
     Callable 12/01/05 @ 102
        5.500%, 12/01/06                                                   1,000          1,103
   Torrance, Redevelopment Agency,
     Senior Lien, Ser C, TA, MBIA
        5.000%, 09/01/08                                                   2,590          2,846
   University of California, Board of Regents,
     Ser B, RB
        6.500%, 09/01/02                                                   1,995          2,047
                                                                                      ----------
                                                                                         64,127
                                                                                      ----------
COLORADO -- 2.7%
   Colorado State, Department of
     Transportation, TRAN, AMBAC
        6.000%, 06/15/08                                                   4,500          5,096
   Colorado State, Health Facilities Authority,
     Catholic Health Initiatives Project,
     Ser A, RB
        5.500%, 12/01/06                                                   1,000          1,082
        5.500%, 12/01/07                                                   1,000          1,080
   Colorado State, Housing Finance Authority,
     Single-Family Housing Project,
     Sub-Ser C, RB Callable 08/01/02 @ 102
        4.875%, 08/01/13                                                   1,135          1,165
   Colorado State, Housing Finance Authority,
     Single-Family Housing Project,
     Ser A-3, RB Callable 05/01/08 @ 105
        6.500%, 11/01/29                                                     860            934
   Colorado State, Housing Finance Authority,
     Single-Family Housing Project,
     Ser C-3, RB Callable 11/01/07 @ 105
        6.750%, 05/01/17                                                     655            707
   Colorado State, Housing Finance Authority,
     Single-Family Housing Project,
     Ser C-3, RB, FHA Callable 10/01/09 @ 102
        6.750%, 10/01/21                                                   2,415          2,714
   Colorado State, Student Obligation
     Bond Authority, Student Loan Project,
     Ser L, RB (E)
        6.100%, 09/01/02                                                   1,760          1,801
   Colorado, Health Facilities Authority, RB
        6.250%, 02/01/04                                                     600            633
   Douglas County, School District Authority,
     GO, MBIA
        7.000%, 12/15/12                                                   4,100          5,120
   Highlands Ranch, Metropolitan District 3,
     Ser A, GO, ACA Insured
        5.000%, 12/01/06                                                     630            665


-------------------------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2002                                  33



STATEMENT OF NET ASSETS (Unaudited)

INTERMEDIATE-TERM MUNICIPAL FUND (Continued)

-------------------------------------------------------------------------------------------------
                                                                     Face Amount     Market Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
   Highlands Ranch, Metropolitan District 3,
     Ser B, GO, ACA Insured
        5.000%, 12/01/06                                                $  1,345      $   1,421
   Jefferson County, School District No. R-001,
     GO, MBIA
        6.500%, 12/15/11                                                   3,000          3,619
                                                                                      ----------
                                                                                         26,037
                                                                                      ----------
CONNECTICUT -- 0.7%
   Connecticut State, Housing Finance
     Authority, Housing Mortgage Finance
     Program, Ser B, RB
     Callable 11/15/02 @ 102
        6.150%, 11/15/04                                                   3,500          3,646
   Connecticut State, Housing Finance
     Authority, Housing Mortgage Finance
     Program, Sub-Ser B-1, RB
     Callable 05/15/05 @ 102
        6.000%, 05/15/11                                                   2,045          2,176
   Connecticut State, Pollution Control
     Development Authority, Frito-Lay/
     Pepsico Project, RB
        6.375%, 07/01/04                                                     560            565
   Mashantucket, Western Pequot Tribe
     Project, Ser A, RB (E)
        6.250%, 09/01/03                                                     490            523
                                                                                      ----------
                                                                                          6,910
                                                                                      ----------
DISTRICT OF COLUMBIA-- 0.8%
   District of Columbia, GO, MBIA (E)
        6.500%, 06/01/09                                                     915          1,073
   District of Columbia, Ser A-1, GO, MBIA
        6.500%, 06/01/09                                                   1,085          1,256
   District of Columbia, Ser B, GO
        6.000%, 06/01/11                                                   4,420          5,028
                                                                                      ----------
                                                                                          7,357
                                                                                      ----------
FLORIDA -- 6.1%
   Broward County, Resource Recovery
     Authority, Ser B, RB
        5.000%, 12/01/07                                                   3,000          3,101
   Dade County, Ser CC, GO, AMBAC
        7.125%, 10/01/08                                                   1,470          1,773
   Dade County, Ser DD, GO, AMBAC
        7.600%, 10/01/05                                                   1,070          1,243
   Florida State, Board of Education
     Capital Outlay Authority, Ser A, GO
     Callable 06/01/11 @ 101
        5.500%, 06/01/12                                                   4,455          4,928
   Florida State, Board of Education,
     Lottery Revenue, Ser B, RB, FGIC
        5.750%, 07/01/09                                                   4,000          4,475

-------------------------------------------------------------------------------------------------
                                                                     Face Amount     Market Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
   Florida State, Department of
     Environmental Services,
     Ser A, RB, FGIC
        5.750%, 07/01/10                                                $  2,500      $   2,812
   Florida State, General Bond Division
     Finance Authority, Department of
     Environmental Protection, Ser B,
     RB, AMBAC
        6.000%, 07/01/08                                                   5,500          6,208
   Florida State, General Bond Division
     Finance Authority, Environmental
     Preservation Project, Ser 2000-A,
     RB, FSA
        6.000%, 07/01/11                                                   2,935          3,361
   Florida State, Housing Finance Authority,
     Homeowner Mortgage Project, Ser 1, RB,
     FSA Callable 07/01/10 @ 100
        5.750%, 01/01/17                                                   1,440          1,476
   Hillsborough County, Aviation Authority,
     Tampa International Airport Project,
     Ser A, RB, FSA
        5.500%, 10/01/09                                                   4,820          5,266
   Hillsborough County, Educational
     Facilities Authority, University of Tampa
     Project, RB Callable 04/01/08 @ 102
        5.750%, 04/01/18                                                   2,440          2,586
   Hillsborough County, Utility Authority, RB,
     MBIA Callable 04/08/02 @ 100 (E)
        9.750%, 12/01/03                                                     785            856
   Key West, Electric Utility Board Authority,
     RB, AMBAC
        6.000%, 10/01/11                                                   5,990          6,881
   Orlando, Water & Electric Utilities
     Commission, RB
        5.900%, 10/01/08                                                   1,000          1,131
   Palm Beach County, Health Facilities
     Authority, Good Samaritan Health
     Systems Project, RB, MBIA
     Pre-Refunded @ 100 (D)
        6.300%, 10/01/05                                                   4,000          4,310
   Palm Beach County, Health Facilities
     Authority, Good Samaritan Health
     Systems Project, RB,
     Pre-Refunded @ 100 (D)
        6.300%, 10/01/05                                                   3,750          4,041
   Palm Beach County, Solid Waste Authority,
     Ser A, RB, AMBAC
        6.000%, 10/01/08                                                   3,300          3,729
   Sunrise, Utility System Authority,
     RB, AMBAC Pre-Refunded @ 101 (D)
        5.750%, 10/01/06                                                   1,165          1,312
                                                                                      ----------
                                                                                         59,489
                                                                                      ----------

-------------------------------------------------------------------------------------------------
34                                  SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2002



-------------------------------------------------------------------------------------------------
                                                                     Face Amount     Market Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
GEORGIA -- 4.3%
   Atlanta, Water & Wastewater Authority,
     Ser A, RB, FGIC
        5.500%, 11/01/18                                                $  2,150      $   2,354
   College Park, Business & Industrial
     Development Authority, Civic Center
     Project, Ser A, RB, FSA (E)
        5.800%, 09/01/05                                                   1,165          1,283
   Georgia State, Electric Power Municipal
     Authority, Ser DD, RB, AMBAC
        7.000%, 01/01/08                                                   4,500          5,305
   Georgia State, Private College &
     Universities, Agnes Scott College
     Project, RB
        5.250%, 09/01/11                                                   5,075          5,538
   Georgia State, Ser C, GO
        6.500%, 04/01/09                                                   3,300          3,840
        6.250%, 08/01/13                                                   4,000          4,726
   Georgia State, Ser D, GO
        6.700%, 08/01/10                                                   3,600          4,294
        6.300%, 11/01/09                                                   4,100          4,766
        6.000%, 10/01/10                                                   2,000          2,298
   Metropolitan Atlanta, Rapid Transit
     Authority, Ser E, RB (E)
        7.000%, 07/01/11                                                   4,000          4,855
   Savannah, Hospital Authority,
     St. Joseph's/Candler Health Systems
     Project, Ser B, RB, FSA
     Callable 01/01/09 @ 101
        5.250%, 07/01/09                                                   2,625          2,838
                                                                                      ----------
                                                                                         42,097
                                                                                      ----------
HAWAII-- 1.7%
   Hawaii State, Ser CA, GO, MBIA
        5.500%, 01/01/12                                                   2,700          2,970
   Hawaii State, Ser CH, GO, FSA
        6.000%, 11/01/08                                                   7,000          7,928
   Hawaii State, Ser CV, GO, FGIC
        5.500%, 08/01/10                                                   2,000          2,200
   Hawaii State, Ser CY, GO, FSA
        5.250%, 02/01/08                                                   3,000          3,240
                                                                                      ----------
                                                                                         16,338
                                                                                      ----------
IDAHO -- 0.2%
   Idaho, Health Facilities Authority,
     St. Lukes Medical Center,
     RB, FSA (A) (B)
        1.400%, 07/01/30                                                   2,200          2,200
                                                                                      ----------

-------------------------------------------------------------------------------------------------
                                                                     Face Amount     Market Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
ILLINOIS-- 5.3%
   Chicago, Board of Education,
     School Reform Project, GO, MBIA
     Pre-Refunded @ 102 (D)
        6.000%, 12/01/06                                                $  1,550      $   1,777
   Chicago, Metropolitan Water Reclamation
     District, Greater Chicago Capital
     Improvements Project, GO
        7.000%, 12/01/07                                                   3,150          3,713
        6.900%, 01/01/07                                                   3,500          4,007
   Chicago, Tax Increment Allocation,
     Ser A, Zero Coupon, TA, AMBAC
        0.000%, 12/01/07                                                   6,970          5,611
   Cook County, Community College District,
     Ser C, RB, MBIA
        7.700%, 12/01/05                                                   3,970          4,645
   Cook County, GO, MBIA
        7.250%, 11/01/07                                                   2,000          2,342
   Illinois State, Development Finance
     Authority, Community Rehabilitation
     Providers, Ser A, RB
        5.600%, 07/01/05                                                   2,235          2,305
   Illinois State, First Series, GO
        5.500%, 08/01/10                                                   7,500          8,250
   Illinois State, Health Facilities Authority,
     Centegra Health Systems Project, RB
        5.500%, 09/01/06                                                   2,375          2,518
   Illinois State, Health Facilities Authority,
     Condell Medical Center Project, RB
        6.000%, 05/15/10                                                   1,250          1,328
   Illinois State, Health Facilities Authority,
     Decatur Memorial Hospital Project, RB
        5.500%, 10/01/10                                                   1,050          1,112
        5.500%, 10/01/11                                                   1,150          1,213
   Illinois State, Health Facilities Authority,
     Galesburg Cottage Hospital Project,
     RB Callable 05/01/02 @ 102
        6.250%, 05/01/11                                                   2,590          2,657
   Illinois State, Health Facilities Authority,
     RB, MBIA
        7.900%, 08/15/03                                                     196            197
   Illinois State, Highway Toll Authority,
     Ser A, RB
        6.300%, 01/01/11                                                   1,500          1,718
   Illinois State, Housing Development
     Authority, Homeowner Mortgage Project,
     Ser A, Sub-Ser A-1, RB
     Callable 02/01/06 @ 102
        5.650%, 02/01/16                                                      30             31

-------------------------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2002                                  35


STATEMENT OF NET ASSETS (Unaudited)

INTERMEDIATE-TERM MUNICIPAL FUND (Continued)

-------------------------------------------------------------------------------------------------
                                                                     Face Amount     Market Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
   Illinois State, Metropolitan Pier & State
     Exposition Authority, McCormick Plaza
     Convention Project, RB
     Pre-Refunded @ 102 (D)
        6.250%, 07/01/06                                                $    450      $     516
   Kane & DeKalb Counties, Unified School
     District 301, GO, AMBAC
        6.300%, 12/01/04                                                   2,640          2,917
   University of Illinois, Auxiliary Facilities
     System, Ser A, RB, AMBAC
        5.500%, 04/01/14                                                   2,000          2,198
   University of Illinois, Auxiliary Facilities
     System, Ser B, RB, FGIC
        5.500%, 04/01/15                                                   1,635          1,792
        5.500%, 04/01/16                                                   1,000          1,086
                                                                                      ----------
                                                                                         51,933
                                                                                      ----------
INDIANA -- 1.6%
   Hammond, Multi-School Building Authority,
     First Mortgage Project, RB, MBIA (E)
        6.000%, 01/15/06                                                   3,285          3,543
   Indiana State, Health Facilities Financing
     Authority, Clarian Health Hospital
     Project, Ser B, RB (A) (B)
        1.400%, 03/01/30                                                   1,400          1,400
   Indiana State, Housing Finance Authority,
     Ser A, RB, FHA Callable 07/01/02 @ 102
        6.600%, 07/01/05                                                   1,000          1,028
   Indiana State, Office Building Commission,
     State Office Building II Facilities Project,
     Ser D, RB
        6.900%, 07/01/11                                                   5,650          6,660
   Indianapolis, Thermal Energy Systems
     Project, Ser A, RB, MBIA
     Callable 10/01/11 @ 101
        5.500%, 10/01/12                                                   2,860          3,157
                                                                                      ----------
                                                                                         15,788
                                                                                      ----------
IOWA -- 0.4%
   Eddyville, Pollution Control Authority,
     Cargill Project, RB
        5.400%, 10/01/06                                                   1,000          1,080
   Iowa State, Vision Special Fund, RB, MBIA
        5.500%, 02/15/10                                                   2,400          2,649
                                                                                      ----------
                                                                                          3,729
                                                                                      ----------
KANSAS -- 1.3%
   Burlington, Pollution Control Authority,
     Kansas Gas & Electric Project,
     RB, MBIA
        7.000%, 06/01/31                                                   2,000          2,047

-------------------------------------------------------------------------------------------------
                                                                     Face Amount     Market Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
   Kansas State, Department of
     Transportation Highway Authority, RB
        7.250%, 03/01/06                                                $  4,000      $   4,605
   Kansas State, Department of
     Transportation Highway Authority, RB
     (A) (B)
        7.250%, 03/01/05                                                   2,000          2,250
   Kansas State, Department of
     Transportation Highway Authority,
     Ser A, RB
        7.250%, 09/01/08                                                   2,410          2,901
   Kansas State, Development Finance
     Authority, Water Pollution Control
     Project, RB
        5.500%, 11/01/11                                                   1,000          1,113
                                                                                      ----------
                                                                                         12,916
                                                                                      ----------
KENTUCKY -- 2.4%
   Kentucky State, Property & Buildings
     Commission, Project 55, RB, MBIA
        6.250%, 09/01/07                                                   3,700          4,213
   Kentucky State, Property & Buildings
     Commission, Project 65, RB, FSA
     Pre-Refunded @ 100 (D)
        6.000%, 02/01/10                                                   5,030          5,741
   Kentucky State, Property & Buildings
     Commission, Project 69, Ser A,
     RB, FSA
        5.500%, 08/01/12                                                  10,000         10,975
   Kentucky State, Property & Buildings
     Commission, Project 69, Ser C,
     RB, FSA
        5.500%, 08/01/07                                                   2,500          2,750
                                                                                      ----------
                                                                                         23,679
                                                                                      ----------
LOUISIANA -- 1.0%
   Jefferson Parish, Hospital Service
     Authority, District 2, RB, FGIC
     Callable 12/01/05 @ 100
        5.250%, 12/01/15                                                   5,450          5,896
   Louisiana State, Energy & Power
     Authority, RB, FSA
        5.500%, 01/01/10                                                   1,000          1,098
   Louisiana State, Housing Finance
     Authority, Single-Family Mortgage
     Housing Project, RB
     Callable 12/01/07 @ 104 (F)
        6.650%, 06/01/15                                                   1,000          1,076
   Louisiana State, Office Facility Lease,
     Ser B, RB, MBIA
        5.000%, 03/01/10                                                   1,330          1,418
                                                                                      ----------
                                                                                          9,488
                                                                                      ----------

-------------------------------------------------------------------------------------------------
36                                  SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2002



-------------------------------------------------------------------------------------------------
                                                                     Face Amount     Market Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
MAINE -- 0.3%
   Maine State, Health & Higher
     Educational Facilities Authority,
     Ser B, RB, MBIA
        5.250%, 07/01/07                                                $  2,270      $   2,449
                                                                                      ----------
MARYLAND -- 0.2%
   Maryland State, Health & Higher
     Education Facilities Authority, RB
     Pre-Refunded @ 100 (D)
        4.600%, 11/01/03                                                   1,865          1,951
                                                                                      ----------
MASSACHUSETTS -- 3.3%
   Massachusetts Bay, Transportation
     Authority, General Transportation
     System, Ser A, RB
        7.000%, 03/01/07                                                   3,000          3,487
        5.500%, 03/01/12                                                   3,300          3,651
   Massachusetts State, Development
     Finance Agency, Biomedical
     Research Project, Ser C, RB
     Callable 08/01/10 @ 101
        6.000%, 08/01/11                                                   1,000          1,094
   Massachusetts State, Health &
     Educational Facilities Authority,
     Harvard University Project, Ser R,
     RB (A) (B)
        1.000%, 11/01/49                                                     200            200
   Massachusetts State, Health &
     Educational Facilities Authority,
     Harvard University Project, Ser Z,
     RB (A) (B)
        5.750%, 01/15/12                                                   5,775          6,511
   Massachusetts State, Health &
     Educational Facilities Authority,
     Lowell General Hospital Project,
     Ser B, RB, FSA Callable
     06/01/07 @ 102
        5.250%, 06/01/11                                                   1,585          1,688
   Massachusetts State, Health &
     Educational Facilities Authority,
     Partners Healthcare System, Ser C, RB
        5.500%, 07/01/10                                                   1,945          2,113
   Massachusetts State, Housing Finance
     Agency, Single-Family Housing Project,
     Ser 44, RB Callable 06/01/05 @ 102
        5.900%, 12/01/13                                                     755            778
   Massachusetts State, Industrial Financing
     Agency, First Mortgage Orchard Cove
     Project, Ser B, RB (A) (B) (C)
        5.000%, 05/01/26                                                   1,350          1,356
   Massachusetts State, Municipal Wholesale
     Electric Project No. 4, RB, MBIA
        5.500%, 07/01/09                                                   4,000          4,365


-------------------------------------------------------------------------------------------------
                                                                     Face Amount     Market Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
   Massachusetts State, Ser A, GO
     Callable 02/01/03 @ 102
        5.250%, 02/01/08                                                $  3,000      $   3,127
   Massachusetts State, Water Resources
     Authority, Ser A, RB, FGIC
        6.125%, 08/01/11                                                   2,500          2,891
   Massachusetts State, Water Resources
     Authority, Ser B, RB Callable
     03/01/03 @ 102 (C)
        5.250%, 03/01/13                                                   1,000          1,031
                                                                                      ----------
                                                                                         32,292
                                                                                      ----------
MICHIGAN -- 5.3%
   Battle Creek, Downtown Development
     Authority, TA Pre-Refunded @ 102 (D)
        7.300%, 05/01/04                                                   1,195          1,344
   Grand Rapids, Water Supply Authority,
     RB, FGIC
        5.750%, 01/01/11                                                   1,000          1,111
   Greater Detroit, Resource Recovery
     Authority, Ser A, RB, AMBAC
        6.250%, 12/13/08                                                   3,255          3,711
   Greater Detroit, Resource Recovery
     Authority, Ser B, RB, AMBAC
        6.250%, 12/13/07                                                   5,000          5,681
   Kent, Hospital Finance Authority,
     Spectrum Health Project, Ser A, RB
        5.250%, 01/15/07                                                   1,975          2,094
   Michigan State, Building Authority,
     Facilities Program Project, Ser I,
     RB, AMBAC
        6.500%, 10/01/07                                                   1,000          1,149
   Michigan State, Building Authority,
     Facilities Program Project, Ser I,
     RB, AMBAC
        6.000%, 10/01/04                                                   2,745          2,999
   Michigan State, Environmental
     Protection Program, GO
        6.250%, 11/01/12                                                   3,000          3,465
   Michigan State, GO
        5.500%, 12/01/06                                                   3,500          3,876
   Michigan State, Hospital Finance
     Authority, Ascension Health Credit,
     Ser B, RB
        5.200%, 11/15/33                                                   7,500          7,931
   Michigan State, Hospital Finance
     Authority, Hospital Charity Obligation
     Project, Ser D, RB Pre-Refunded
     @ 100 (D)
        4.800%, 11/01/04                                                   3,660          3,857
   Michigan State, Hospital Finance
     Authority, RB
        5.050%, 11/15/33                                                   1,500          1,569


-------------------------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2002                                  37


STATEMENT OF NET ASSETS (Unaudited)

INTERMEDIATE-TERM MUNICIPAL FUND

-------------------------------------------------------------------------------------------------
                                                                     Face Amount     Market Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
   Michigan State, Housing Development
     Authority, RB, AMBAC
        5.000%, 04/01/04                                                $  1,000      $   1,030
   Michigan State, Housing Development
     Authority, Ser A, RB
     Callable 06/01/02 @ 102
        6.800%, 12/01/12                                                     145            148
   Michigan State, Trunk Line,
     Ser A, RB, FSA
        5.500%, 11/01/11                                                   5,000          5,494
   Michigan State, Underground Storage
     Project, Ser I, RB, AMBAC
     Callable 05/01/06 @ 101
        6.000%, 05/01/07                                                   3,600          4,041
   Rochester, Community School District
     Authority, GO, FGIC
        5.625%, 05/01/10                                                   1,885          2,081
                                                                                      ----------
                                                                                         51,581
                                                                                      ----------
MISSISSIPPI -- 0.5%
   Mississippi State, Capital Improvements
     Project, Ser I, GO
        6.000%, 11/01/08                                                   1,500          1,704
   Mississippi State, Hospital Equipment &
     Facilities Authority, Rush Medical
     Foundation Project, Ser A, RB
        5.400%, 01/01/07                                                     995          1,040
   Mississippi State, Single-Family Housing
     Authority, Ser C, RB
     Callable 06/01/07 @ 101 (F)
        5.450%, 06/01/17                                                     505            514
   Mississippi State, Single-Family Housing
     Authority, Ser D, RB
     Callable 07/01/07 @ 105 (F)
        6.650%, 07/01/12                                                   1,105          1,166
                                                                                      ----------
                                                                                          4,424
                                                                                      ----------
MISSOURI -- 0.7%
   Missouri State, Environmental
     Improvement & Energy Revenue
     Authority, Ser B, RB
        5.500%, 07/01/13                                                   1,555          1,732
   Saint Louis, Airport Development
     Program, Ser A, RB, MBIA
        5.500%, 07/01/09                                                   5,000          5,462
                                                                                      ----------
                                                                                          7,194
                                                                                      ----------
NEVADA -- 0.6%
   Clark County, Improvement District,
     Ser A, SPA (A) (B)
        1.400%, 02/01/21                                                     600            600

-------------------------------------------------------------------------------------------------
                                                                     Face Amount     Market Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
   Clark County, School District, Ser A,
     GO Pre-Refunded  @ 101 (D)
        5.800%, 06/15/05                                                $  1,850      $   2,042
   Truckee Meadows, Water Authority,
     Ser A, RB, FSA
        5.500%, 07/01/09                                                   3,000          3,300
                                                                                      ----------
                                                                                          5,942
                                                                                      ----------
NEW HAMPSHIRE -- 0.7%
   New Hampshire State, Higher
     Educational & Health Facilities
     Authority, 1st Mortgage River
     Woods Exeter Project, RB
     Pre-Refunded @103 (D)
        9.000%, 03/01/03                                                   6,000          6,612
                                                                                      ----------
NEW JERSEY -- 4.3%
   Camden County, Municipal
     Utilities Authority, RB, FGIC
     Callable 07/15/06 @ 102
        6.000%, 07/15/07                                                   2,500          2,803
   Gloucester County, Solid Waste
      Authority, Waste Management
     Project, Ser A, RB
        6.850%, 12/01/29                                                   2,000          2,235
   New Jersey State, Economic Development
     Authority, Senior Lien, Ser A, RB, MBIA
        7.000%, 07/01/04                                                   5,000          5,525
   New Jersey State, Economic Development
     Authority, The Evergreens Project,
     RB Pre-Refunded @ 102 (D)
        9.250%, 10/01/02                                                     800            850
   New Jersey State, Educational Facilities
     Authority, Higher Education Capital
     Improvements Project, Ser B, RB
        5.750%, 09/01/10                                                   4,220          4,758
   New Jersey State, Housing & Mortgage
     Finance Authority, Section 8,
     Ser One, RB
        6.000%, 11/01/02                                                     825            842
   New Jersey State, Transportation
     Authority, Federal Transportation
     Administration Grants, Ser B,
     COP, AMBAC
        5.500%, 09/15/12                                                   4,000          4,435
   New Jersey State, Transportation Trust
     Funding Authority, Transportation
     Systems Project, Ser A, RB
        5.750%, 06/15/16                                                   4,000          4,518
        5.500%, 06/15/08                                                   3,000          3,308
        5.500%, 06/15/09                                                   2,725          3,008

-------------------------------------------------------------------------------------------------
38                                  SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2002


-------------------------------------------------------------------------------------------------
                                                                     Face Amount     Market Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
   New Jersey State, Transportation Trust
     Funding Authority, Transportation
     Systems Project, Ser C, RB, FSA
        5.750%, 12/15/12                                                $  1,500      $   1,705
   New Jersey State, Turnpike Authority,
     Ser A, RB, MBIA
        6.000%, 01/01/11                                                   3,300          3,770
   New Jersey State, Turnpike Authority,
     Ser C, RB, AMBAC
        6.500%, 01/01/08                                                   3,500          4,016
                                                                                      ----------
                                                                                         41,773
                                                                                      ----------
NEW MEXICO -- 1.2%
   New Mexico State, Highway Commission
     Tax, Senior Sub Lien, RB
        5.750%, 06/15/09                                                   5,000          5,600
        5.500%, 06/15/08                                                   5,000          5,506
   New Mexico State, Hospital Equipment
     Loan Council, Memorial Medical
     Center Project, RB
        4.850%, 06/01/08                                                     780            752
                                                                                      ----------
                                                                                         11,858
                                                                                      ----------
NEW YORK -- 8.2%
   Jay Street, Development of New York,
     Ser A-2, RB (A) (B) (C)
        1.200%, 05/01/20                                                   4,365          4,365
   Long Island, Power Authority, New York
     Electric Systems Project, Ser A,
     RB, AMBAC
        6.000%, 12/01/07                                                   7,000          7,971
   Metropolitan Transportation Authority,
     Commuter Facilities Project, Ser A, RB
        5.000%, 07/01/06                                                   2,000          2,155
   Metropolitan Transportation Authority,
     Commuter Facilities Project, Ser O, RB
        5.750%, 07/01/06                                                   4,150          4,596
   Nassau County, Tobacco Authority Asset
     Backed Project, Ser A, RB
     Callable 07/15/09 @ 101
        5.600%, 07/15/14                                                   2,835          2,955
        5.500%, 07/15/13                                                   2,535          2,636
   New York & New Jersey Port Authority,
     Seventy-Second Ser, RB
     Callable 10/01/02 @ 101
        7.350%, 10/01/27                                                   4,000          4,153
   New York City, GO
        1.200%, 08/15/20                                                   1,800          1,800
   New York City, Municipal Assistance
     Authority, Ser I, RB
     Callable 07/01/07 @ 102
        6.250%, 07/01/08                                                   2,000          2,273


-------------------------------------------------------------------------------------------------
                                                                     Face Amount     Market Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
   New York City, Municipal Water Finance
     Authority, Water & Sewer System
     Project, Ser C, RB (A) (B) (C)
        1.350%, 06/15/33                                                $  1,400      $   1,400
   New York City, Ser D, GO, MBIA
        5.500%, 08/01/09                                                   5,000          5,531
   New York City, Ser I, GO, AMBAC
     Callable 03/15/06 @ 101.5
        5.750%, 03/15/07                                                   1,000          1,102
   New York City, Ser I, GO, MBIA
        6.250%, 05/15/06                                                   1,000          1,126
   New York City, Sub-Ser B-2, GO
     (A) (B) (C)
        1.200%, 08/15/18                                                   1,700          1,700
   New York City, Transitional Financing
     Authority, Secured Future Tax Project,
     Ser B, RB
        5.500%, 02/01/09                                                   2,000          2,202
   New York State, Dormitory Authority,
     Beth Israel Medical Center Project,
     Ser A, RB, MBIA
        5.000%, 11/01/07                                                   1,065          1,154
   New York State, Dormitory Authority,
     Mental Health Services Facilities Project,
     Ser E, RB, AMBAC
        6.000%, 08/15/05                                                   2,000          2,215
   New York State, Dormitory Authority,
     Mental Health Services Facilities Project,
     Ser C, RB Callable 07/01/08 @ 101
        5.375%, 08/15/08                                                   1,150          1,264
   New York State, Dormitory Authority,
     North Shore University Hospital
     Project, RB, MBIA
        5.000%, 11/01/08                                                   1,150          1,241
   New York State, Dormitory Authority,
     Presbyterian Hospital Project,
     RB, AMBAC
        5.500%, 08/01/08                                                   1,510          1,669
   New York State, Dormitory Authority,
     Presbyterian Hospital Project, RB,
     AMBAC Callable 02/01/08 @ 101
        4.400%, 08/01/13                                                     660            683
   New York State, Dormitory Authority,
     Sound Shore Project, RB, MBIA
        4.350%, 02/01/08                                                   2,580          2,638
   New York State, Energy Research &
     Development Authority, State
     Electric & Gas Project, RB (A) (B) (C)
        1.200%, 06/01/29                                                   2,050          2,050
   New York State, Environmental Facilities,
     Pollution Control Authority, Municipal
     Water Systems Project, RB
        5.750%, 06/15/12                                                   2,000          2,277


-------------------------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2002                                  39


STATEMENT OF NET ASSETS (Unaudited)

INTERMEDIATE-TERM MUNICIPAL FUND (Continued)

-------------------------------------------------------------------------------------------------
                                                                     Face Amount     Market Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
   New York State, Medical Care Facilities
     Finance Agency, Ser C, RB (C)
        5.200%, 08/15/05                                                $     60      $      64
   New York State, Medical Care Facilities
     Finance Agency, St. Luke's Hospital
     Project, Ser A, RB (C)
     Callable 08/15/03 @ 102
        5.600%, 08/15/13                                                   1,825          1,905
   New York State, Mortgage Agency
     Authority, Homeowner Mortgage
     Project, Ser 87, RB
     Callable 09/01/09 @ 100
        5.150%, 04/01/17                                                   3,480          3,563
   New York State, Urban Development
     Authority, Capital Correctional
     Facilities, Ser A, RB
        6.500%, 01/01/10                                                   4,135          4,859
   New York State, Urban Development
     Authority, Center for Individual
     Innovation Project, RB
        6.250%, 01/01/09                                                   1,325          1,511
   Tsasc, Inc., New York Tfabs, Ser 1, RB
        5.750%, 07/15/15                                                   2,520          2,678
   Tsasc, Inc., New York Tfabs, Ser 1, RB
     Callable 07/15/09 @ 101
        6.000%, 07/15/19                                                   1,000          1,061
   Tsasc, Inc., New York Tfabs, Ser 1,
     RB Callable 07/15/09 @ 101
        5.900%, 07/15/17                                                   2,650          2,812
                                                                                      ----------
                                                                                         79,609
                                                                                      ----------
NORTH CAROLINA -- 3.9%
   Mecklenburg County, GO
        6.000%, 04/01/10                                                   2,625          3,004
        6.000%, 04/01/11                                                   5,000          5,775
   North Carolina State, Municipal Power
     Agency, Ser A, RB
        5.750%, 01/01/09                                                   6,850          7,544
        5.750%, 01/01/10                                                   4,950          5,457
   North Carolina State, Municipal Power
     Agency, RB, MBIA
        7.250%, 01/01/07                                                   2,000          2,361
   North Carolina State, Municipal Power
     Agency, Ser A, RB, MBIA
        6.000%, 01/01/07                                                   3,425          3,785
   Raleigh Durham, Airport Authority,
     Ser A, RB, FGIC
        5.500%, 11/01/06                                                   2,000          2,207
        5.500%, 11/01/07                                                   2,000          2,215


-------------------------------------------------------------------------------------------------
                                                                     Face Amount     Market Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
   University of North Carolina,
     Chapel Hill Hospital Project, Ser A,
     RB Callable 03/01/02 @ 100
        1.400%, 02/15/31                                                $  2,200      $   2,200
   Winston-Salem, Water & Sewer System
     Authority, RB
        5.500%, 06/01/09                                                   3,305          3,652
                                                                                      ----------
                                                                                         38,200
                                                                                      ----------
OHIO -- 4.3%
   Erie County, Hospital Improvements
     Authority, Firelands Community
     Hospital Project, RB
        6.750%, 01/01/15                                                   1,110          1,138
   Lucas County, GO
        5.300%, 12/01/05                                                   2,100          2,284
   Ohio State, Air Quality Development
     Authority, Pollution Control,
     Cleveland Project, RB, FGIC
     Callable 06/01/02 @ 103
        8.000%, 12/01/13                                                   7,275          7,597
   Ohio State, Building Authority,
     Administration Building Project,
     Ser A, RB
        5.500%, 10/01/07                                                   1,700          1,877
   Ohio State, Building Authority,
     RB Pre-Refunded @101 (D)
        5.950%, 10/01/04                                                   2,000          2,205
   Ohio State, Common Schools, GO
        5.500%, 09/15/13                                                   2,500          2,785
   Ohio State, GO
        6.100%, 08/01/12                                                   2,000          2,330
   Ohio State, Higher Education Authority,
     Capital Facilities, Ser B,
        5.500%, 05/01/10                                                   7,730          8,551
   Ohio State, Turnpike Commission
     Authority, Ser A, RB, FGIC
        5.500%, 02/15/14                                                   2,200          2,442
   Ohio State, University of Cincinnati,
     General Receipts, Ser A, RB, FGIC
        5.500%, 06/01/07                                                   3,220          3,534
        5.500%, 06/01/08                                                   5,415          5,963
   Ohio State, Water Development Authority,
     Fresh Water Project, Ser B, RB, FSA
        5.500%, 06/01/12                                                   1,000          1,106
                                                                                      ----------
                                                                                         41,812
                                                                                      ----------

-------------------------------------------------------------------------------------------------
40                                  SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2002


-------------------------------------------------------------------------------------------------
                                                                     Face Amount     Market Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
OKLAHOMA -- 0.4%
   Central Oklahoma, Transportation &
     Parking Authority, Ser 1973, RB (E)
        6.000%, 07/01/03                                                $     65      $      67
   McAlester, Public Works Authority,
     RB, FSA (E)
        8.100%, 12/01/08                                                     875          1,109
   Oklahoma State, Industrial Development
     Authority, Integris Baptist Health
     Systems Project, RB, AMBAC
        5.250%, 08/15/06                                                   1,255          1,348
   Tulsa's Port Catoosa, Industrial
     Development Facilities Authority,
     Cargill Project, RB
        5.350%, 09/01/06                                                   1,000          1,077
                                                                                      ----------
                                                                                          3,601
                                                                                      ----------
OREGON -- 1.6%
   Cow Creek, Band Umpqua Tribe of
     Indians, Ser B, RB, AMBAC
     Callable 07/01/03 @ 103
        5.100%, 07/01/12                                                   2,000          2,065
   Jackson County, School District, GO
        6.000%, 06/15/08                                                   1,000          1,129
        6.000%, 06/15/09                                                   1,090          1,234
   Lincoln County, School District, GO, FGIC
        6.000%, 06/15/09                                                   3,465          3,937
   Washington & Clackamas Counties, GO
        5.500%, 06/01/07                                                   1,650          1,809
   Washington County, United Sewer
     Systems Authority, Senior Lien,
     Ser A, RB, FGIC
        5.750%, 10/01/11                                                   4,735          5,321
                                                                                      ----------
                                                                                         15,495
                                                                                      ----------
PENNSYLVANIA -- 2.4%
   Delaware County, Health Systems
     Authority, Catholic Health East Project,
     Ser A, RB, AMBAC
        5.500%, 11/15/07                                                   1,635          1,799
   Easton, Joint School Authority, RB (E)
        5.350%, 04/15/02                                                      10             10
   Lehigh County, General Purpose Authority,
     Lehigh Valley Hospital Project, Ser A,
     RB (A) (B) (C)
        1.400%, 07/01/28                                                     100            100
   Montgomery County, Higher Education &
     Health Authority, Abington Memorial
     Hospital Project, Ser A, RB, AMBAC
        5.000%, 06/01/08                                                   1,000          1,069
   New Castle Area, Hospital Authority,
     Jameson Memorial Hospital, RB, MBIA
        5.500%, 07/01/08                                                   1,605          1,761


-------------------------------------------------------------------------------------------------
                                                                     Face Amount     Market Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
   Pennsylvania State, Higher Educational
     Facilities Authority, Allegheny/
     Delaware Valley Obligation Project,
     Ser A, RB, MBIA
        5.500%, 11/15/08                                                $  1,000      $   1,090
   Pennsylvania State, Housing Finance
     Authority, Single-Family Mortgage
     Project, Ser 34A, RB (F)
     Callable 04/01/02 @ 102
        6.850%, 04/01/16                                                   1,000          1,003
   Pennsylvania State, Industrial
     Development Authority, RB, AMBAC
        7.000%, 07/01/07                                                   1,000          1,169
   Philadelphia, Airport Authority,
     Airport Systems Project, Ser A,
     RB, FGIC
        6.000%, 06/15/04                                                   3,000          3,233
   Sayre, Healthcare Facilities,
     Guthrie Health Project, Ser A, RB
        6.000%, 12/01/11                                                   3,420          3,689
   Scranton-Lackawanna, Health & Welfare
     Authority, Community Medical Center
     Project, RB, MBIA
        5.500%, 07/01/07                                                   2,585          2,827
   South Fork, Municipal Hospital Authority,
     Conemaugh Health Systems Project,
     Ser A, RB (A) (B)
        1.400%, 07/01/28                                                     800            800
   Swarthmore Borough, College Revenue
     Authority, RB
        5.500%, 09/15/11                                                   4,000          4,430
   Westmoreland County, Municipal
     Authority, Special Obligation,
     GO (E)
        9.125%, 07/01/10                                                     225            264
                                                                                      ----------
                                                                                         23,244
                                                                                      ----------
RHODE ISLAND -- 0.1%
   Rhode Island State, Housing & Mortgage
     Finance Authority, Homeownership
     Opportunity Project, Ser 25A, RB
     Callable 10/01/07 @ 101.5
        4.950%, 10/01/16                                                   1,350          1,370
                                                                                      ----------
SOUTH CAROLINA -- 0.7%
   Piedmont, Municipal Power Agency,
     Ser A, RB, FGIC
        6.500%, 01/01/16                                                   1,570          1,880
   South Carolina State, Hospital Facilities
     Authority, Medical University Project,
     RB Callable 07/01/09 @ 101
        5.625%, 07/01/11                                                   2,885          3,004


-------------------------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2002                                  41


STATEMENT OF NET ASSETS (Unaudited)

INTERMEDIATE-TERM MUNICIPAL FUND (Continued)

-------------------------------------------------------------------------------------------------
                                                                     Face Amount     Market Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
   South Carolina State, Housing Authority,
     Homeownership Mortgage Project,
     Ser A, RB Callable 07/01/04 @ 102
        6.375%, 07/01/16                                                $    775      $     815
   Spartanburg County, School District No. 5,
     COP, MBIA Callable 07/01/05 @ 102
        5.400%, 07/01/08                                                   1,000          1,074
                                                                                      ----------
                                                                                          6,773
                                                                                      ----------
SOUTH DAKOTA -- 0.4%
   South Dakota State, Health & Educational
     Facilities Authority, McKennan Hospital
     Project, RB, MBIA
        6.000%, 07/01/08                                                   1,025          1,141
   South Dakota State, Health & Educational
     Facilities Authority, Prairie Healthcare
     Project, RB, ACA Insured
        5.200%, 04/01/08                                                   1,105          1,148
   South Dakota State, Housing Development
     Authority, Homeownership Mortgage
     Project, Ser A, RB
        5.500%, 05/01/06                                                   1,350          1,429
   South Dakota State, Housing Development
     Authority, Homeownership Mortgage
     Project, Ser A, RB
     Callable 05/01/06 @ 102
        5.500%, 05/01/10                                                     240            240
                                                                                      ----------
                                                                                          3,958
                                                                                      ----------
TENNESSEE -- 0.8%
   Hendersonville, Industrial Development
     Authority, Ashford 83 Association
     Project, RB Callable 12/15/06 @ 102
        5.950%, 12/15/08                                                   1,085          1,107
   Metropolitan Government Nashville &
     Davidson County, Health & Education
     Facilities Board, Vanderbilt University
     Project, Ser A, RB
        6.000%, 05/01/07                                                   1,200          1,344
   Metropolitan Nashville, Airport Authority,
     Improvements Project, Ser A, RB
        6.600%, 07/01/08                                                   3,000          3,461
   Tennessee State, Housing Development
     Agency, Mortgage Finance, Ser A, RB
     Callable 07/01/03 @ 102
        5.650%, 01/01/07                                                   1,590          1,648
                                                                                      ----------
                                                                                          7,560
                                                                                      ----------

-------------------------------------------------------------------------------------------------
                                                                     Face Amount     Market Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
TEXAS -- 6.8%
   Austin, Utility Systems Authority, Ser B,
     RB Callable 05/15/02 @ 100 (E)
        7.250%, 11/15/03                                                $     80      $      87
   Brazos, River Authority, Reliant Energy
     Project, Ser B, RB
     Callable 12/01/02 @ 100
        5.200%, 12/01/18                                                   5,000          5,100
   Burleson, Independent School District,
     GO Pre-Refunded @ 100 (D)
        6.750%, 08/01/06                                                   2,000          2,305
   Carrollton, Farmers Branch Independent
     School District, GO
     Callable 02/15/09 @ 100 (C)
        5.750%, 02/15/10                                                   2,605          2,875
   Carrollton, Independent School District,
        5.500%, 02/15/11                                                   3,905          4,295
   Cypress-Fairbanks, Independent
     School District, GO (C)
        6.750%, 02/15/08                                                   1,000          1,159
   Deer Park, Independent School District,
     GO (C)
        6.000%, 02/15/06                                                   1,500          1,656
        6.000%, 02/15/08                                                   2,000          2,237
        5.875%, 02/15/08                                                   1,500          1,669
   Donna, Independent School District,
     GO (C)
        5.500%, 02/15/06                                                   1,180          1,280
   Fort Worth, Water & Sewer Authority, RB
        5.500%, 02/15/06                                                   1,080          1,173
   Harris County, Health Facilities
     Development Authority, Christus
     Health Project, Ser A, RB, MBIA
        5.375%, 07/01/08                                                   3,845          4,071
   Harris County, Health Facilities
     Development Authority,
     Memorial Hospital Systems
     Project, Ser A, RB, MBIA
        6.000%, 06/01/09                                                   1,825          2,051
   Harris County, Road Toll Authority,
     Sub Lien, RB, FGIC
        6.000%, 08/01/12                                                   6,000          6,878
   Houston, Hotel Occupancy Tax & Special
     Revenue, Convention & Entertainment
     Project, Ser B, RB, AMBAC
        5.500%, 09/01/09                                                   2,500          2,753


-------------------------------------------------------------------------------------------------
42                                  SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2002



-------------------------------------------------------------------------------------------------
                                                                     Face Amount     Market Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
   Houston, Hotel Occupancy Tax & Special
     Revenue, Convention & Entertainment
     Project, Ser B, Zero Coupon,
     RB, AMBAC
        0.000%, 09/01/15                                                $  5,500      $   2,812
   Houston, Ser C, GO
        7.000%, 03/01/08                                                   4,000          4,615
   Lone Star, Airport Improvement Authority,
     RB (A)(B)(C)
        1.400%, 12/01/14                                                   1,000          1,000
   San Antonio, Electric & Gas Authority, RB
        5.000%, 02/01/12                                                   3,500          3,710
   San Antonio, Electric & Gas Authority,
     Ser 2000, RB (E)
        5.750%, 02/01/11                                                   1,540          1,740
   San Antonio, Independent School
     District, GO
        7.000%, 08/15/08                                                   5,000          5,925
   Texas State, Public Finance
     Authority, GO
        5.500%, 10/01/08                                                   5,000          5,525
   Texas State, Public Finance Authority,
     Ser C, GO
        6.000%, 10/01/08                                                   1,000          1,134
                                                                                      ----------
                                                                                         66,050
                                                                                      ----------
UTAH -- 0.8%
   Salt Lake County, Hospital Revenue
     Authority, IHC Health Services Project,
     RB, AMBAC
        5.500%, 05/15/09                                                   1,000          1,086
   Utah State, Housing Finance Authority,
     Single-Family Housing Mortgage
     Project, Ser B, RB (F)
     Callable 07/01/03 @ 102
        5.125%, 07/01/24                                                     165            169
   Utah State, Intermountain Power Agency
     Power Supply, Ser A, RB, MBIA
        6.000%, 07/01/08                                                   6,000          6,735
                                                                                      ----------
                                                                                          7,990
                                                                                      ----------
VIRGINIA -- 2.4%
   Kanawha County, Industrial Development
     Authority, Topvalco/Kroger Project, RB
     Callable 11/01/03 @ 102
        7.125%, 11/01/12                                                   1,160          1,228
   Loudoun County, Industrial Development
     Authority, Residential Care Facility,
     Falcons Landing Project, Ser A, RB
     Pre-Refunded @ 103 (D)
        8.750%, 11/01/04                                                   6,000          7,162


-------------------------------------------------------------------------------------------------
                                                                     Face Amount     Market Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
   Richmond, Ser A, GO
     Pre-Refunded @ 102 (D)
        6.500%, 07/15/02                                                $  2,000      $   2,077
   Virginia State, College Building Authority,
     Public Higher Education Project,
     Ser A, RB
        5.500%, 09/01/08                                                   2,965          3,280
        5.500%, 09/01/09                                                   3,665          4,059
   Virginia State, Housing Development
     Authority, Multi-Family Housing
     Project, Zero Coupon, RB
     Callable 05/01/02 @ 22.98
        0.000%, 11/01/17                                                     230             55
   Virginia State, Public Building Authority,
     Ser A, RB
        6.000%, 08/01/10                                                   4,880          5,582
                                                                                      ----------
                                                                                         23,443
                                                                                      ----------
WASHINGTON -- 4.0%
   Clark County, Public Utility District
     Authority, RB, FGIC (E)
        6.000%, 01/01/07                                                   5,000          5,594
   Clark County, Public Utility District
     Authority, RB, FSA
        5.625%, 01/01/11                                                   1,500          1,648
   Grant County, Public Utility District
     Authority, RB (E)
        5.625%, 01/01/07                                                   2,470          2,723
   King County, Sewer Authority, RB, FGIC
        5.500%, 01/01/10                                                   3,530          3,879
   Washington State, Convention Center
     Project, Senior Lien, RB, AMBAC
        5.250%, 10/01/12                                                   3,000          3,195
   Washington State, Public Power Supply
     Systems Authority, Nuclear Project
     No. 1, Ser A, RB, MBIA
     Callable 07/01/03 @ 102
        5.700%, 07/01/17                                                   1,000          1,050
   Washington State, Public Power Supply
     Systems Authority, Nuclear Project
     No. 2, Ser A, RB
        6.000%, 07/01/07                                                   1,450          1,613
   Washington State, Public Power Supply
     Systems Authority, Ser B, RB
        7.250%, 07/01/09                                                   2,500          2,894
   Washington State, Ser B & Ser AT-7, GO
        6.250%, 06/01/10                                                   4,550          5,244
   Washington State, Ser B, GO
        5.750%, 05/01/10                                                   3,550          3,772


-------------------------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2002                                  43



STATEMENT OF NET ASSETS (Unaudited)

INTERMEDIATE-TERM MUNICIPAL FUND (Concluded)

-------------------------------------------------------------------------------------------------
                                                                     Face Amount     Market Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
   Washington State, Ser B, GO
     Callable 01/01/09 @ 100
        5.000%, 01/01/12                                                $  2,170       $  2,262
   Washington State, Ser B, GO
     Pre-Refunded @ 100 (D)
        5.750%, 05/01/04                                                      60             64
   Washington State, Suburban Sanitation
     District, GO Callable 06/01/02 @ 102
        6.200%, 06/01/10                                                   4,960          5,109
                                                                                       ---------
                                                                                         39,047
                                                                                       ---------
WISCONSIN -- 0.5%
   Wisconsin State, Center District Tax
     Authority, Junior Dedicated Project,
     Ser B, RB Pre-Refunded @ 101 (D)
        5.700%, 12/15/06                                                   3,000          3,383
   Wisconsin State, Housing & Economic
     Development Authority, Ser 1, RB,
     FHA Callable 07/01/02 @ 102
        6.600%, 09/01/07                                                   1,300          1,335
                                                                                       ---------
                                                                                          4,718
                                                                                       ---------
WYOMING -- 0.3%
   Lincoln County, Pollution Control Authority,
     Exxon Project, Ser C, RB
     Callable 03/01/02 @ 100
        1.350%, 11/01/14                                                   1,150          1,150
   Teton County, Hospital Authority, RB,
     ACA Insured Callable 12/01/08 @ 101
        5.800%, 12/01/17                                                   1,950          1,991
                                                                                       ---------
                                                                                          3,141
                                                                                       ---------
VIRGIN ISLANDS -- 0.3%
   Virgin Islands, Public Finance Authority,
     Senior Lien Fund Loan Project, RB,
     ACA Insured
        5.500%, 10/01/06                                                   2,375          2,624
                                                                                       ---------
Total Municipal Bonds
   (Cost $919,181)                                                                      957,781
                                                                                       ---------
Total Investments -- 98.4%
   (Cost $919,181)                                                                      957,781
                                                                                       ---------
Other Assets & Liabilities, Net -- 1.6%                                                  15,202
                                                                                       ---------

-------------------------------------------------------------------------------------------------
                                                                                            Value
Description                                                                         ($ Thousands)
-------------------------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 86,656,570 outstanding shares
   of beneficial interest                                                              $933,588
Undistributed net investment income                                                          80
Accumulated net realized gain on investments                                                715
Net unrealized appreciation on investments                                               38,600
                                                                                       ---------
Total Net Assets -- 100.0%                                                             $972,983
                                                                                       =========
Net asset value, offering and redemption
   price per share -- Class A                                                            $11.23
                                                                                       =========

(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on February 28, 2002.
(B) Put and Demand Feature -- the date reported on the Statement of Net Assets is the final maturity date, not the next reset or put date.
(C) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(D) Pre-Refunded Security -- the maturity date shown is the pre-refunded date.
(E) Security is escrowed to maturity.
(F) Securities are collateralized under an agreement from GNMA/FNMA.
ACA -- American Capital Access
AMBAC -- American Municipal Bond Assurance Company
COP -- Certificate of Participation
FHA -- Federal Housing Authority
FGIC -- Financial Guaranty Insurance Company
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assistance
GNMA -- Government National Mortgage Association
GO -- General Obligation
MBIA -- Municipal Bond Insurance Company
RB -- Revenue Bond
Ser -- Series
SPA -- Special Assessment
TA -- Tax Allocation
TRAN -- Tax and Revenue Anticipation Note
The accompanying notes are an integral part of the financial statements.

-------------------------------------------------------------------------------------------------
44                                  SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2002


STATEMENT OF NET ASSETS (Unaudited)

PENNSYLVANIA MUNICIPAL BOND FUND

-------------------------------------------------------------------------------------------------
                                                                     Face Amount     Market Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
MUNICIPAL BONDS -- 98.0%
PENNSYLVANIA -- 98.0%
   Allegheny County, GO (C)
        6.000%, 09/01/07                                                  $   85      $      96
   Allegheny County, Higher Education
     Building Authority, Chathan College,
     Ser A, RB, Asset Guaranty
        5.125%, 09/01/13                                                   2,160          2,222
   Allegheny County, Higher Education
     Building Authority, Thiel College Project,
     Ser A, RB, ACA Insured
        5.400%, 11/15/14                                                     390            408
        5.350%, 11/15/13                                                     370            390
        5.300%, 11/15/12                                                     350            370
        5.200%, 11/15/11                                                     335            354
        5.000%, 11/15/09                                                     300            316
        4.850%, 11/15/07                                                     225            238
        4.750%, 11/15/06                                                     215            227
        4.650%, 11/15/05                                                     125            132
        4.550%, 11/15/04                                                     190            199
   Allegheny County, Hospital
     Development Authority, RB (C)
        7.250%, 07/01/03                                                      60             61
   Allegheny County, Hospital
     Development Authority,
     Harmarville Rehabilitation Center,
     RB (C)*
        6.000%, 10/01/08                                                     405            435
   Allegheny County, Hospital
     Development Authority,
     Magee Woman's Hospital Project,
     Ser O, RB (C)
       10.125%, 10/01/02                                                      25             26
   Allegheny County, Hospital
     Development Authority,
     Montefiore Hospital, RB (C)*
        6.875%, 07/01/09                                                     655            728
   Allegheny County, Hospital
     Development Authority,
     North Hills Passavant, RB (C)
        6.750%, 07/01/05                                                     140            148
   Allegheny County, Hospital
     Development Authority,
     Ohio Valley General, RB, MBIA
        5.875%, 04/01/11                                                     355            369
   Allegheny County, Hospital
     Development Authority,
     St. Margaret Memorial, RB (C)*
        6.750%, 07/01/10                                                   1,230          1,384
   Allegheny County, Housing Finance
     Agency, Single-Family Mortgage,
     Ser CC-1, RB (D)
        5.200%, 05/01/17                                                   1,700          1,719
   Allentown, Area Hospital Authority,
     Sacred Heart Hospital Project, RB (C)
        8.000%, 03/01/09                                                     285            331

-------------------------------------------------------------------------------------------------
                                                                     Face Amount     Market Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
   Altoona, Area School District Authority,
     Blair County, Ser 78, RB
     Pre-Refunded @ 100 (A)*
        6.500%, 01/01/08                                                 $   740      $     845
   Armstrong, School District, GO,
     MBIA Pre-Refunded @ 100 (A)
        7.750%, 12/01/04                                                      50             54
   Baldwin, Whitehall School Board, RB (C)
        6.625%, 11/15/02                                                      15             15
   Baldwin, Whitehall School Board, RB
     Partially Pre-Refunded @ 100 (A)
        6.700%, 11/15/07                                                     215            237
   Bensalem Township, Water & Sewer
     Authority, RB (C)
        6.750%, 12/01/14                                                     245            275
   Berks County, Redevelopment
     Multi-Family Housing Authority,
     Woodgate Associates Project, Ser A,
     RB (D)
        4.700%, 01/01/09                                                     180            185
   Blair County, Hospital Authority,
     RB (C)*
        6.900%, 07/01/08                                                   1,605          1,778
   Blairsville-Saltsburg, School District,
     GO, AMBAC (C)
        9.000%, 05/15/03                                                      45             47
   Borough of Tarentum, Electric Authority,
     Ser A, RB, Asset Guaranty
     Pre-Refunded @ 100 (A)
        5.500%, 09/01/08                                                     645            681
   Bucks County, Industrial Development
     Authority, RB (C)
        8.750%, 09/01/04                                                     185            198
   Bucks County, Industrial Development
     Authority, RB, AMBAC
        5.500%, 09/15/17                                                     690            733
   Bucks County, Redevelopment Authority,
     Warminster Heights, Section 8-A,
     RB, FHA
        6.250%, 08/01/02                                                      35             36
   Bucks County, Water & Sewer Authority,
     RB (C)
        6.375%, 12/01/08                                                     135            149
   Cambria County, Hospital Authority,
     Conemaugh Valley Memorial Hospital,
     RB (C)
        7.625%, 09/01/11                                                     284            333
   Chartiers Valley, Joint School District,
     RB (C)
        6.150%, 03/01/07                                                      45             50
   Chester County, Health & Educational
     Facilities Authority, Immaculata
     College Project, RB
        5.250%, 10/15/10                                                     345            346


-------------------------------------------------------------------------------------------------
 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2002                                 45


STATEMENT OF NET ASSETS (Unaudited)

PENNSYLVANIA MUNICIPAL BOND FUND (Continued)

-------------------------------------------------------------------------------------------------
                                                                     Face Amount     Market Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
   College Township, Water Authority, RB,
     Asset Guaranty
        5.800%, 01/01/15                                                 $   695      $     730
   Creswell Heights, Joint Water Authority,
     RB (C)
        7.375%, 03/01/07                                                      65             73
   Cumberland Valley, Joint School District,
     RB, MBIA (C)
        6.500%, 11/15/07                                                     105            121
   Dauphin County, General Authority,
     Penncrest School Project, RB
     Mandatory Put 06/02/03 @ 100 (F)
        6.600%, 06/01/26                                                     915            926
   Dauphin County, General Authority,
     Phoenixville Hospital Project, Ser A,
     RB, FGIC (C)*
        5.900%, 07/01/05                                                     845            929
   Dauphin County, General Authority, RB
     Mandatory Put 06/03/02 @ 100 (F)
        6.600%, 06/01/26                                                      50             53
   Dauphin County, General Authority,
     Sub Ser PPP-15, RB, AMBAC
     Mandatory Put 06/03/13 @ 100
        5.375%, 06/01/26                                                     100            103
   Dauphin County, General School
     Authority, RB Mandatory
     Put 06/01/04 @ 100 (E) (F)
        6.700%, 06/01/26                                                   1,220          1,233
   Dauphin County, General School
     Authority, RB, AMBAC Mandatory
     Put 06/01/10 @ 100
        4.700%, 06/01/26                                                     460            482
   Dauphin County, General School
     Authority, RB, AMBAC Mandatory
     Put 06/01/12 @ 100
        4.900%, 06/01/26                                                     330            347
   Delaware County, Elwyn Project, RB (B)
        6.000%, 06/01/11                                                   3,250          3,616
   Delaware County, Hospital Authority,
     Crozer-Chester Medical Center Project,
     RB, ACA Insured
        4.900%, 12/01/08                                                     550            567
        4.850%, 12/01/07                                                     645            668
   Delaware River, Port Authority of
     Pennsylvania & New Jersey,
     Delaware Bridges, RB (C)
        6.500%, 01/15/11                                                     135            153
        6.000%, 01/15/10                                                     130            143
   Derry Township, Sanitation
     Sewer Authority, RB (C)
        6.250%, 08/01/12                                                      45             50
   Dover Township, Sewer Authority, RB (C)
        6.250%, 05/01/12                                                      40             45

-------------------------------------------------------------------------------------------------
                                                                     Face Amount     Market Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
   Easton, Area School Authority, GO (C)
        6.250%, 04/15/02                                                 $    25      $      25
   Erie County, Higher Education Authority,
     Mercyhurst College Project, RB
        5.700%, 03/15/11                                                      85             88
   Erie County, Hospital Authority,
     Erie County Geriatric, RB (C)
        6.250%, 07/01/11                                                     170            188
   Erie County, Hospital Authority,
     Erie County Geriatric, RB (C)*
        6.750%, 07/01/11                                                   1,310          1,472
   Erie County, Hospital Authority,
     Gannon University Project, RB,
     AMBAC (C)
        7.375%, 06/01/08                                                      40             49
   Erie, Higher Education Building
     Authority, Mercyhurst College Project, RB
        5.750%, 03/15/13                                                   3,000          3,052
   Erie, Higher Education Building
     Authority, Mercyhurst College
     Project, RB
        5.650%, 03/15/10                                                     180            187
   Erie, Water Authority, Ser B, RB, MBIA
        5.500%, 12/01/12                                                   2,000          2,217
   Fayette County, Hospital Authority,
     Uniontown Hospital, RB, AMBAC
        5.750%, 06/15/15                                                   1,000          1,072
        5.100%, 06/15/03                                                      65             68
   Franklin Hospital, Special Obligation,
     RB (C)
        7.125%, 10/01/08                                                     290            327
   Garnet Valley, School District Authority,
     GO, FGIC
        5.375%, 04/01/13                                                     365            398
   Greater Johnstown, School District
     Authority, Ser B, GO, MBIA
        5.375%, 08/01/12                                                   1,800          1,980
   Greenwood, School District Authority,
     GO, MBIA (C)
        6.750%, 09/01/08                                                      65             73
   Hamilton Township, Municipal Sewer
     Authority, RB, AMBAC
        5.650%, 09/01/16                                                     300            303
   Hampton Township, Sanitation Sewer
     Authority, RB (C)
        6.500%, 09/01/10                                                     185            219
        6.400%, 09/01/10                                                     650            763
   Harrisburg, Parking Authority, RB, FSA
        5.750%, 05/15/14                                                     740            820
        5.750%, 05/15/15                                                     775            855
   Harrisburg, Ser A, GO, MBIA (C)
        9.750%, 04/15/04                                                      85             92


-------------------------------------------------------------------------------------------------
46                                  SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2002


-------------------------------------------------------------------------------------------------
                                                                     Face Amount     Market Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
   Hickory Township, Municipal Authority,
     RB (C)
        6.250%, 02/01/14                                                 $   420      $     473
   Horsham Township, Sewer Authority,
     RB, MBIA (C)
        6.700%, 01/01/11                                                      15             15
   Jefferson County, Municipal Authority,
     RB, MBIA (C)
        7.000%, 12/01/02                                                      45             46
   Jersey Shore, Area School District,
     GO, MBIA (C)
        9.375%, 03/01/03                                                     190            199
   Lancaster County, Solid Waste
     Management Authority, RB, AMBAC
        5.375%, 12/15/15                                                   1,600          1,686
   Lancaster, Area Sewer Authority, RB (C)
        6.750%, 04/01/12                                                      10             12
        6.000%, 04/01/12                                                     275            305
   Lancaster, Parking Authority, RB (C)
        5.750%, 01/01/12                                                      55             62
   Langhorne, Health & Education Authority,
     Woods Services Project, RB
        4.950%, 11/15/16                                                   2,585          2,559
        4.650%, 11/15/13                                                     850            850
   Lehigh County, General Purpose Authority,
     Kidspeace Obligation Group Project,
     RB, ACA Insured
        5.800%, 11/01/12                                                   1,265          1,341
        5.700%, 11/01/09                                                   2,485          2,665
   Lehigh County, General Purpose Authority,
     Muhlenberg Hospital Center Project,
     Ser A, RB
        6.600%, 07/15/22                                                     155            170
   Lower Pottsgrove Township, Sewer Authority,
     RB (C)
        6.250%, 05/01/12                                                     130            146
   Manheim Township, School District Authority,
     Ser 1978, RB Pre-Refunded @ 100 (A)
        6.625%, 12/01/07                                                     155            169
   McCandless Township, Sanitation Authority,
     RB (C)*
        6.750%, 11/15/05                                                     485            537
   McKeesport, Area School District,
     Ser C, GO
        5.000%, 04/01/13                                                     555            555
   Mifflin County, Hospital Authority,
     RB, Asset Guaranty
        5.500%, 07/01/12                                                   1,375          1,461
   Mifflin County, Hospital Authority,
     RB, RADIAN
        5.500%, 07/01/09                                                     405            436

-------------------------------------------------------------------------------------------------
                                                                     Face Amount     Market Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
   Mifflin County, Hospital Authority, RB
        5.450%, 07/01/08                                                 $   405      $     437
        5.350%, 07/01/06                                                     410            440
   Monroeville, Water Authority, RB (C)
        7.250%, 12/01/08                                                     120            136
   Montgomery County, GO (C)
        9.000%, 08/15/04                                                      55             60
   Montgomery County, Industrial
     Development Authority,
     Health Facilities, Ecri Project, RB
        6.850%, 06/01/13                                                   2,115          2,178
   Mount Lebanon, Hospital Authority,
     RB (C)*
        7.000%, 07/01/06                                                     671            725
   Neshaminy, Water Reserve Authority,
     RB (C)
        5.750%, 03/01/11                                                      25             27
   New Brighton, Area School Authority,
     RB, MBIA (C)
        5.850%, 11/15/02                                                       5              5
   New Castle, Area School District, GO,
     Asset Guaranty
        5.250%, 09/01/02                                                      45             45
   New Castle, Hospital Authority,
     Jameson Memorial Hospital Project,
     RB, MBIA
        6.000%, 07/01/10                                                     315            357
        5.500%, 07/01/09                                                     800            878
   North Penn, School District Authority, RB
        6.200%, 03/01/07                                                   1,045          1,161
   Northampton County, Industrial
     Development Authority,
     Citizens Utility Project, RB
        6.950%, 08/01/15                                                   1,880          1,893
   Northampton County, Industrial
     Development Authority, Moravian Hall
     Square Project, Ser B, RB,
     Asset Guaranty
        5.350%, 07/01/10                                                   1,470          1,532
   Northampton, Bucks County
     Municipal Water Authority, RB (C)
        6.750%, 11/01/13                                                      45             51
   Northeastern, Hospital Authority, RB (C)
        6.375%, 09/01/07                                                     590            644
   Northgate, School Building Authority,
     RB, MBIA (C)
        6.375%, 02/15/07                                                     110            125
   Oxford, School District Authority, Ser A,
     GO, FGIC
        5.500%, 02/15/16                                                   1,020          1,088


-------------------------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2002                                  47



STATEMENT OF NET ASSETS (Unaudited)

Pennsylvania Municipal Bond Fund (Continued)

-------------------------------------------------------------------------------------------------
                                                                     Face Amount     Market Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
   Pennsylvania State, Economic
     Development Financing Authority,
     Dr. Gertrude A Barber Center Project,
     RB, Asset Guaranty
        5.625%, 12/01/15                                                 $   885      $     933
        5.200%, 12/01/08                                                     200            213
   Pennsylvania State, Economic
     Development Financing Authority,
     Fayette Thermal Project, Ser A, RB,
     ACA Insured
        5.250%, 12/01/16                                                   2,000          1,995
        5.000%, 12/01/09                                                     310            319
   Pennsylvania State, First Series,
     GO, FGIC
        5.375%, 05/15/15                                                     500            524
   Pennsylvania State, Higher Education &
     Health Facilities Authority, Allegheny
     Delaware Valley Obligation Project,
     Ser C, RB, MBIA
        5.875%, 11/15/18                                                   3,200          3,356
   Pennsylvania State, Higher Education
     Facilities Authority, Allegheny
     Delaware Valley, Ser A, RB, MBIA
        5.875%, 11/15/16                                                      25             27
        5.500%, 11/15/08                                                     190            207
        5.400%, 11/15/07                                                     150            163
   Pennsylvania State, Higher Education
     Facilities Authority, Allegheny General
     Hospital Project, Ser A, RB, MBIA
     Pre-Refunded @ 100 (A)
        7.000%, 09/01/14                                                      65             67
   Pennsylvania State, Higher Education
     Facilities Authority, College & University,
     Ser 10, RB (C)
        6.900%, 07/01/07                                                     125            137
   Pennsylvania State, Higher Education
     Facilities Authority, Drexel University
     Project, RB, MBIA (C)
       10.250%, 05/01/03                                                     110            117
   Pennsylvania State, Higher Education
     Facilities Authority, Health Services,
     Allegheny Delaware Valley Obligation,
     Ser A, RB, MBIA
        5.600%, 11/15/09                                                     250            273
        5.600%, 11/15/10                                                   3,595          3,851
   Pennsylvania State, Higher Education
     Facilities Authority, Independent
     Colleges & Universities, Ser H-8,
     RB (B)
        5.000%, 05/01/11                                                   1,675          1,698

-------------------------------------------------------------------------------------------------
                                                                     Face Amount     Market Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
   Pennsylvania State, Higher Education
     Facilities Authority, Philadelphia
     College of Textiles & Science, RB
        5.450%, 02/01/07                                                $    200      $     211
   Pennsylvania State, Higher Education
     Facilities Authority, Philadelphia
     College of Textiles & Science,
     Ser 1996, RB
        6.600%, 04/01/09                                                     340            364
        6.550%, 04/01/08                                                     320            345
        6.450%, 04/01/07                                                     295            320
        6.350%, 04/01/06                                                     285            312
        6.250%, 04/01/05                                                     265            286
        6.150%, 04/01/04                                                     250            266
        6.050%, 04/01/03                                                     240            249
   Pennsylvania State, Higher Education
     Facilities Authority, Philadelphia
     University Project, RB, Asset Guaranty
        5.750%, 06/01/15                                                     660            705
   Pennsylvania State, Higher Education
     Facilities Authority, Temple University
     Project, First Series, RB, MBIA
        5.250%, 04/01/16                                                   1,500          1,560
   Pennsylvania State, Higher Education
     Facilities Authority, University of the
     Arts, RB, Asset Guaranty
        5.500%, 03/15/13                                                   1,025          1,083
        5.150%, 09/15/06                                                     345            365
   Pennsylvania State, Higher Education
     Facilities Authority, University of
     Pennsylvania Health Project, Ser A,
     RB, MBIA
        5.375%, 01/01/14                                                   2,000          2,088
   Pennsylvania State, Higher Education
     Facilities Authority, UPMC Health
     System Project, Ser A, RB
        5.125%, 01/15/11                                                     500            514
   Pennsylvania State, Housing Finance
     Agency, RB (C)
        7.750%, 12/01/07                                                     150            171
   Pennsylvania State, Housing Finance
     Agency, RB, FHA
        7.750%, 07/01/03                                                     250            255
   Pennsylvania State, Housing Finance
     Agency, Ser 5, RB
        5.350%, 10/01/08                                                     460            484
   Pennsylvania State, Housing Finance
     Agency, Single-Family Mortgage,
     Ser 73B, RB
        5.000%, 04/01/16                                                     750            754
   Pennsylvania State, Housing Finance
     Agency, Single-Family Mortgage,
     Ser 49, RB, AMT
        5.800%, 10/01/07                                                     205            218


-------------------------------------------------------------------------------------------------
48                                  SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2002


-------------------------------------------------------------------------------------------------
                                                                     Face Amount     Market Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
   Pennsylvania State, Intergovernmental
     Authority, Philadelphia Funding Project,
     Special Tax, FGIC
        5.250%, 06/15/15                                                $  3,400      $   3,545
   Pennsylvania State, Pennsylvania
     Infrastructure Investment Authority,
     Pennvest Loan Pool Program, RB
        5.625%, 09/01/13                                                   1,000          1,074
   Perkiomen Valley, School District Authority,
     RB, MBIA (C)
        6.500%, 12/01/07                                                     140            163
   Peters Township, School District Authority,
     Zero Coupon, GO, MBIA (C)
        0.000%, 11/15/07                                                     100             81
   Philadelphia, Gas Works Authority,
     14th Ser, RB
        6.375%, 07/01/14                                                   1,140          1,197
   Philadelphia, Gas Works Authority,
     3rd Ser, RB, FSA
        5.500%, 08/01/13                                                   2,300          2,493
   Philadelphia, Graduate Hospital Project,
     RB (C)*
        7.000%, 07/01/10                                                   1,340          1,541
   Philadelphia, Hospital Authority,
     Thomas Jefferson University Project,
     RB (C)
        7.000%, 07/01/08                                                     165            184
   Philadelphia, Hospitals & Higher
     Educational Facilities Authority,
     Medical Research Project, RB
        6.200%, 08/01/11                                                      50             51
   Philadelphia, Redevelopment Authority,
     Home Improvement Loan, Ser 1995A,
     RB, FHA, AMT
        5.650%, 12/01/05                                                      40             42
        5.550%, 06/01/04                                                      40             42
        5.400%, 06/01/03                                                      95             97
        5.400%, 12/01/03                                                     110            114
        5.250%, 06/01/02                                                     120            121
        5.250%, 12/01/02                                                     130            132
   Philadelphia, Redevelopment Authority,
     Home Improvement Loan, Ser 1995A,
     RB, FHA, AMT*
        6.100%, 12/01/10                                                     545            570
   Philadelphia, Redevelopment Authority,
     Multi-Family Housing Authority, HUD,
     Section 8, Woodstock Project, RB
        5.450%, 02/01/23                                                   1,485          1,505
   Philadelphia, Redevelopment Authority,
     West Philadelphia Project, RB (D)*
        6.750%, 05/15/04                                                     295            302
   Philadelphia, Water & Sewer Authority,
     Ser 10, RB (C)*
        7.350%, 09/01/04                                                     360            390

-------------------------------------------------------------------------------------------------
                                                                     Face Amount     Market Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
   Pittsburgh & Allegheny Counties,
     RB, MBIA
        5.800%, 12/15/17                                                 $   100      $     105
   Pittsburgh, GO (C)
        9.125%, 03/01/04                                                      75             85
   Pittsburgh, Public Parking Authority,
     Saint Francis General Hospital Project,
     RB (C)
        6.625%, 10/01/12                                                      15             17
   Pittsburgh, Ser  A , GO, AMBAC (C)
        5.500%, 09/01/14                                                   1,000          1,109
   Pittsburgh, Stadium Lease Authority,
     RB (C)
        6.500%, 04/01/11                                                   1,425          1,601
   Pittsburgh, Urban Redevelopment
     Authority Center, Triangle Tax Increment,
     Ser A, RB (B)
        6.250%, 03/15/15                                                   1,895          2,011
   Pittsburgh, Urban Redevelopment
     Authority, Home Improvement Loan
     Project, RB, FHA
        7.125%, 08/01/04                                                       5              5
   Pittsburgh, Urban Redevelopment
     Authority, Home Improvement Loan
     Project, Ser B, RB
        5.150%, 02/01/17                                                     175            175
   Pittsburgh, Urban Redevelopment
     Authority, Home Improvement Loan
     Project, Ser B, RB (D)
        4.700%, 10/01/10                                                     100            104
   Pittsburgh, Urban Redevelopment
     Authority, Multi-Family Housing
     Hazlewood Project, Ser A, RB,
     MBIA, FHA
        5.400%, 01/01/22                                                   1,970          1,975
   Pittsburgh, Urban Redevelopment
     Authority, Ser 1996C, RB, AMT
        5.700%, 10/01/05                                                     240            254
   Pittsburgh, Urban Redevelopment
     Authority, Ser 1996D, RB
        6.100%, 10/01/10                                                     330            348
        6.000%, 10/01/09                                                     310            329
        5.900%, 04/01/08                                                     285            304
        5.900%, 10/01/08                                                     290            309
   Pittsburgh, Urban Redevelopment
     Authority, Ser A, RB, AMT
        5.750%, 10/01/10                                                      50             52
   Pittsburgh, Urban Redevelopment
     Authority, Ser B, RB
        5.700%, 10/01/11                                                     105            110
   Pittsburgh, Urban Redevelopment
     Authority, Ser B, RB, FHA (D)
        6.700%, 04/01/10                                                       5              5


-------------------------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2002                                  49



STATEMENT OF NET ASSETS (Unaudited)

PENNSYLVANIA MUNICIPAL BOND FUND (Concluded)

-------------------------------------------------------------------------------------------------
                                                                     Face Amount     Market Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
   Pittsburgh, Urban Redevelopment
     Authority, Triangle Tax Increment
     Center Project, Ser A, TA (B)
        6.000%, 12/01/11                                                $  3,740      $   4,030
   Pittsburgh, Urban Redevelopment
     Center, Triangle Tax Increment,
     Ser A, RB (B)
        5.750%, 12/01/06                                                   1,730          1,851
   Pittsburgh, Urban Redevelopment
     Center, Triangle Tax Increment,
     Ser B, RB (B)
        5.750%, 03/15/06                                                     865            918
   Potter County, Hospital Authority,
     Charles Cole Memorial Hospital, RB,
      Asset Guaranty
        5.500%, 08/01/06                                                     160            173
        5.400%, 08/01/05                                                     320            343
        5.300%, 08/01/04                                                     325            345
        5.200%, 08/01/03                                                     245            256
   Pottsville, Hospital Authority,
     Daughters of Charity Project, RB
        5.000%, 08/15/12                                                   1,260          1,318
   Quakertown, Hospital Authority,
     Community Hospital, RB (C)
        7.125%, 01/01/11                                                     120            137
   Radnor Township, School Authority,
     Ser A, RB (C)
        9.000%, 10/15/03                                                      25             27
   Ridley Park, Hospital Authority,
     Taylor Hospital Project, Ser A, RB (C)
        6.000%, 12/01/05                                                      80             86
   Robinson Township, Water Authority, RB (C)
        5.625%, 05/01/06                                                      28             31
   Scranton-Lackawanna, Health &
     Welfare Authority, Moses Taylor
     Hospital, RB (C)*
        6.625%, 07/01/09                                                     805            894
   Shaler Township, GO Pre-Refunded @100
        6.500%, 08/01/07                                                      30             35
   Shaler, School District Authority, RB (C)
        6.250%, 04/15/08                                                     115            126
   Somerset County, Hospital Authority,
     Somerset Community Hospital Project,
     Ser B, RB, Asset Guaranty
        5.300%, 03/01/11                                                     635            668
   Somerset County, Hospital Authority,
     Somerset Community Hospital Project,
     Ser B, RB, Radian Insured
        5.200%, 03/01/10                                                     455            477

-------------------------------------------------------------------------------------------------
                                                                     Face Amount     Market Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
   South Fayette Township, Sanitation
     Authority, RB (C)
        6.375%, 11/01/12                                                   $ 155      $     173
   Southeastern, Greene School District,
     GO (C)
        9.375%, 07/01/03                                                      70             74
   Southeastern, Transportation Authority, RB
        5.750%, 12/01/04                                                      40             40
   Steel Valley, School District, GO (C)
        6.250%, 11/01/06                                                     130            141
   Susquehanna Township, Sewer Authority,
     RB (C)
        6.000%, 11/15/13                                                      75             81
   Swissvale, Area School District, GO (C)
        6.300%, 12/01/03                                                      40             43
   Trinity, Area School Building Authority,
     RB (C)
        5.950%, 07/01/03                                                       5              5
   Uniontown Area, School Authority,
     School Building Revenue, RB (C)
        6.300%, 10/01/07                                                     200            223
   Upper Allen Township, Sewer Authority,
     RB (C)
        5.750%, 04/01/13                                                     310            338
   Upper Gwynedd-Towamencin,
     Sewer Authority, RB, MBIA (C)
        5.850%, 10/15/06                                                     105            113
   Upper Perkiomen, School District Authority,
     GO (C)
        6.000%, 05/01/04                                                      15             16
   Upper St. Clair Township, School
     Building Authority, RB
     Pre-Refunded @ 100 (A)
        6.625%, 02/15/07                                                     215            245
   West Manheim Township,
     Water Authority, RB
        6.000%, 12/01/11                                                     130            132
   Westmoreland County, Municipal
     Authority, Special Obligation, GO (C)
        9.125%, 07/01/10                                                     200            235
   Willistown Township, Municipal
     Authority, RB (C)
        6.000%, 01/01/15                                                      15             17
   Windber, Area Hospital Authority,
     Windber Hospital Project, RB,
     FHA Pre-Refunded @ 102 (A)
        5.900%, 02/01/10                                                     115            129
   Wrightsville, Municipal Sewer Authority,
     RB (C)
        5.625%, 11/15/08                                                      15             17

-------------------------------------------------------------------------------------------------
50                                  SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2002


-------------------------------------------------------------------------------------------------
                                                                     Face Amount     Market Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
   Wyoming County, Hospital Authority,
     Tyler Memorial Hospital, RB (C)
        7.400%, 01/01/05                                                    $ 65       $     70
   Wyoming Valley, Sanitation Authority,
     RB (C)
        5.125%, 07/01/07                                                     205            216
   York County, Hospital Authority,
     Lutheran Social Services, RB
        5.800%, 04/01/06                                                     500            519
        5.600%, 04/01/05                                                     500            518
        5.400%, 04/01/04                                                     500            513
   York County, Industrial Development
     Authority, York Water Project, RB
     Mandatory Put 06/01/05 @ 100
        6.000%, 06/01/10                                                   1,255          1,324
   York Township, Water & Sewer Authority,
     RB (C)
        5.900%, 08/01/13                                                     105            120
                                                                                       ---------
                                                                                        130,060
                                                                                       ---------
Total Municipal Bonds
   (Cost $124,747)                                                                      130,060
                                                                                       ---------

CASH EQUIVALENTS -- 1.3%
   Provident Pennsylvania Tax Free
     Money Market                                                        773,462            773
   Vanguard Pennsylvania Tax Free
     Money Market                                                        974,416            974
                                                                                       ---------
Total Cash Equivalents
   (Cost $1,747)                                                                          1,747
                                                                                       ---------
Total Investments -- 99.3%
   (Cost $126,494)                                                                      131,807
                                                                                       ---------
Other Assets & Liabilities, Net -- 0.7%                                                     875
                                                                                       ---------

-------------------------------------------------------------------------------------------------
                                                                                            Value
Description                                                                         ($ Thousands)
-------------------------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 5,700,459 outstanding shares
   of beneficial interest                                                              $ 57,382
Fund Shares of Class B
   (unlimited authorization -- no par value)
   based on 6,639,542 outstanding shares
   of beneficial interest                                                                70,450
Undistributed net investment income                                                          67
Accumulated net realized loss on investments                                               (530)
Net unrealized appreciation on investments                                                5,313
                                                                                       ---------
Total Net Assets -- 100.0%                                                             $132,682
                                                                                       ---------

Net asset value, offering and redemption
   price per share -- Class A                                                            $10.75
                                                                                       ---------

Net asset value, offering and redemption
   price per share -- Class B                                                            $10.75
                                                                                       ---------

*   Denotes securities segregated by custodian for when-issued security.
(A) Pre-Refunded Security -- the maturity date shown is the pre-refunded date.
(B) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(C) Security is escrowed to maturity.
(D) Securities are collateralized under an agreement from FNMA/GNMA.
(E) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on February 28, 2002.
(F) Put and Demand Feature -- the date reported on the Statement of Net Assets is the final maturity date, not the next reset or put date.
ACA -- American Capital Access
AMBAC -- American Municipal Bond Assurance Company
AMT -- Alternate Minimum Tax
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA -- Federal Housing Authority
FSA -- Financial Security Assistance
GAN -- Grant Anticipation Note
GO -- General Obligation
MBIA -- Municipal Bond Insurance Company
RB -- Revenue Bond Ser -- Series
The accompanying notes are an integral part of the financial statements.

-------------------------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2002                                  51


STATEMENT OF NET ASSETS (Unaudited)

MASSACHUSETTS MUNICIPAL BOND FUND

-------------------------------------------------------------------------------------------------
                                                                     Face Amount     Market Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
MUNICIPAL BONDS -- 98.7%
MASSACHUSETTS -- 92.5%
   Amherst-Pelham, Regional School District,
     GO, AMBAC Callable 05/15/08 @ 101
        5.125%, 05/15/18                                                 $ 1,000       $  1,017
   Attleboro, GO, AMBAC
        5.250%, 07/01/13                                                     250            272
   Barnstable, GO Callable 02/15/10 @ 101
        5.750%, 02/15/17                                                     250            270
   Hopkington, GO
        5.500%, 09/01/06                                                     735            811
   Lowell, GO, AMBAC
        6.000%, 12/15/05                                                     150            167
   Marlborough, GO, FGIC
        6.750%, 06/15/07                                                     250            290
   Mashpee, GO, MBIA
        6.250%, 02/01/07                                                     155            175
   Massachusetts Bay, Transportation
     Authority, General Transportation
     System Project, Ser A, RB, MBIA
        7.000%, 03/01/11                                                   1,100          1,336
   Massachusetts Bay, Transportation
     Authority, General Transportation
     System Project, Ser A, RB
        6.250%, 03/01/04                                                      70             75
        5.875%, 03/01/15                                                     185            211
        5.500%, 03/01/12                                                     500            553
   Massachusetts Bay, Transportation
     Authority, General Transportation
     System Project, Ser A, RB, FGIC
        7.000%, 03/01/21                                                     500            628
   Massachusetts Bay, Transportation
     Authority, General Transportation
     System Project, Ser C, RB, FGIC
        5.750%, 03/01/10                                                     100            112
   Massachusetts Bay, Transportation
     Authority, Ser C, SPA
     Callable 01/01/10 @ 100
        5.750%, 07/01/13                                                     500            551
   Massachusetts State, Central Artery
     Project, Ser B, GO,
     Callable 03/07/02 @ 100 (A)(B)
        1.350%, 12/01/30                                                     400            400
   Massachusetts State, College Building
     Authority Project, Senior Ser A, RB
        7.500%, 05/01/06                                                     175            204
   Massachusetts State, Consolidated Loan,
     Ser A, RB
        5.375%, 06/01/11                                                     400            439

-------------------------------------------------------------------------------------------------
                                                                     Face Amount     Market Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
   Massachusetts State, Consolidated Loan,
     Ser C, GO
        5.750%, 10/01/07                                                $  1,485      $   1,661
        5.500%, 12/01/11                                                     500            556
   Massachusetts State, Consolidated Loan,
     Ser D, GO
        6.000%, 05/01/08                                                     500            564
   Massachusetts State, Development
     Finance Agency, Biomedical Research
     Project, Ser C, RB
     Callable 08/01/10 @ 101
        6.000%, 08/01/11                                                     210            230
   Massachusetts State, Development
     Finance Agency, College of Pharmacy
     Project, Ser B, RB
        5.875%, 07/01/07                                                     295            315
   Massachusetts State, Development
     Finance Agency, May Institute Issue,
     RB
        5.500%, 09/01/08                                                     300            328
   Massachusetts State, Development
     Finance Agency, Northern Berkshire
     Community Project, Ser A, RB
     ACA Insured
        5.750%, 08/15/08                                                     200            214
   Massachusetts State, Development
     Finance Agency, Visual & Performing
     Arts Project, RB
        5.750%, 08/01/14                                                     500            559
   Massachusetts State, Development
     Finance Agency, Williston
     Northampton School Project, RB
     Callable 10/01/08 @ 102
        6.000%, 10/01/13                                                     185            187
   Massachusetts State, Health &
     Educational Facilities Authority,
     Amherst College, Ser G, RB
        6.000%, 11/01/06                                                     200            224
   Massachusetts State, Health &
     Educational Facilities Authority,
     Boston University Project, Ser Q-2,
     RB (A) (B)
        1.060%, 10/01/31                                                     200            200
   Massachusetts State, Health &
     Educational Facilities Authority,
     Cape Cod Healthcare Project,
     Ser B, RB
        5.000%, 11/15/07                                                     200            204
   Massachusetts State, Health &
     Educational Facilities Authority,
     Children's Hospital Project, Ser E, RB
     Callable 10/01/02 @ 102
        6.125%, 10/01/12                                                     150            155


-------------------------------------------------------------------------------------------------
52                                  SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2002



STATEMENT OF NET ASSETS (Unaudited)

MASSACHUSETTS MUNICIPAL BOND FUND

-------------------------------------------------------------------------------------------------
                                                                     Face Amount     Market Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
   Massachusetts State, Health &
     Educational Facilities Authority,
     Daughters Charity, Carney, Ser D, RB
     Pre-Refunded @ 100 (C)
        6.100%, 07/01/06                                                 $   500       $    563
   Massachusetts State, Health &
     Educational Facilities Authority,
     Eye & Ear Infirmary Project, Ser B,
     RB, ACA Insured
        5.000%, 07/01/05                                                     195            204
   Massachusetts State, Health &
     Educational Facilities Authority,
     Harvard University, Ser AA, RB
        5.500%, 01/15/07                                                     450            492
   Massachusetts State, Health &
     Educational Facilities, Harvard
     University, Ser W, RB
     Pre-Refunded @ 101 (C)
        6.000%, 07/01/10                                                     400            463
   Massachusetts State, Health &
     Educational Facilities Authority,
     Harvard University, Ser Z, RB
        5.500%, 01/15/06                                                   1,000          1,090
   Massachusetts State, Health &
     Educational Facilities Authority,
     Melrose Wakefield Hospital Project,
     Ser B, RB Callable 07/01/02 @ 102 (D)
        6.125%, 07/01/04                                                     130            134
   Massachusetts State, Health &
     Educational Facilities Authority,
     Milford-Whitinsville Regional Project,
     Ser C, RB
        5.000%, 07/15/02                                                     405            408
   Massachusetts State, Health &
     Educational Facilities Authority,
     North Adams Regional Hospital Project,
     Ser C, RB Callable 07/01/06 @ 102
        6.750%, 07/01/09                                                     200            211
   Massachusetts State, Health &
     Educational Facilities Authority,
     Northeastern University, Ser G,
     RB, MBIA
        5.500%, 10/01/10                                                     445            493
   Massachusetts State, Health &
     Educational Facilities Authority,
     Partners Healthcare System,
     Ser B, RB
        5.000%, 07/01/09                                                     400            422

-------------------------------------------------------------------------------------------------
                                                                     Face Amount     Market Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
   Massachusetts State, Health &
     Educational Facilities Authority,
     Partners Healthcare System,
     Ser C, RB
        5.500%, 07/01/10                                                $    100      $     109
   Massachusetts State, Health &
     Educational Facilities Authority,
     Southcoast Health System Project,
     Ser A, RB, MBIA
        5.000%, 07/01/05                                                     200            213
   Massachusetts State, Health &
     Educational Facilities Authority,
     Vinfen Issue, Ser A, RB, ACA Insured
        5.000%, 11/15/08                                                     100            103
   Massachusetts State, Health &
     Educational Facilities Authority,
     Youville Hospital Project, Ser B, RB,
     Pre-Refunded @ 102 (C) (E)
        6.125%, 02/15/04                                                      95            104
   Massachusetts State, Housing Finance
     Agency, Housing Project, Ser A, RB,
     AMBAC Callable 04/01/03 @ 102
        5.950%, 10/01/08                                                     300            312
   Massachusetts State, Housing Finance
     Agency, Residential Development
     Project, Ser A, RB
     Callable 05/15/02 @ 102 (E)
        6.450%, 11/15/04                                                     350            359
   Massachusetts State, Housing Finance
     Agency, Residential Development
     Project, Ser E, RB
     Callable 11/15/02 @ 102 (E)
        6.250%, 11/15/12                                                     175            181
   Massachusetts State, Housing Finance
     Agency, Single-Family Housing Project,
     Ser 44, RB Callable 06/01/05 @ 102
        5.900%, 12/01/13                                                     320            330
   Massachusetts State, Industrial Finance
     Agency, Pollution Control Authority,
     Boston Edison Project, Ser A, RB
     Callable 02/01/04 @ 102
        5.750%, 02/01/14                                                     175            180
   Massachusetts State, Industrial Finance
     Agency, Springfield College Project,
     RB Callable 09/15/03 @ 102
        5.625%, 09/15/10                                                     100            104
   Massachusetts State, Port Authority,
     Ser A, RB
        5.750%, 07/01/11                                                     175            188
        5.750%, 07/01/12                                                     750            814


-------------------------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2002                                  53


STATEMENT OF NET ASSETS (Unaudited)

MASSACHUSETTS MUNICIPAL BOND FUND (Concluded)

-------------------------------------------------------------------------------------------------
                                                                     Face Amount     Market Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
   Massachusetts State, Ser A, GAN, MBIA
        5.500%, 12/15/13                                                 $ 1,000       $  1,118
   Massachusetts State, Ser A, GO
        6.000%, 11/01/06                                                     150            169
        6.000%, 11/01/08                                                     245            280
        6.000%, 11/01/10                                                   1,000          1,145
        6.000%, 11/01/11                                                     150            173
   Massachusetts State, Ser A, GO, AMBAC
        5.750%, 08/01/09                                                     150            169
   Massachusetts State, Ser A, RB
        5.750%, 06/15/07                                                      75             83
   Massachusetts State, Ser B, GO, FGIC (D)
        7.000%, 07/01/09                                                     600            719
   Massachusetts State, Ser B, RB, FSA (D)
        6.500%, 08/01/08                                                     600            702
   Massachusetts State, Ser C, GO, FGIC
        6.000%, 08/01/09                                                     850            969
   Massachusetts State, Transportation
     Improvement Association, Route 3
     North, RB, MBIA
        5.500%, 06/15/10                                                   1,090          1,210
   Massachusetts State, Turnpike Authority,
     Ser A, RB (D)
        5.000%, 01/01/13                                                     500            534
   Massachusetts State, Water Pollution
     Authority, New Bedford Project,
     Ser A, RB (D)
        6.000%, 02/01/05                                                     300            328
   Massachusetts State, Water Pollution
     Authority, Ser A, RB
        6.000%, 08/01/02                                                     455            464
        6.000%, 08/01/05                                                     335            370
   Massachusetts State, Water Resources
     Authority, Ser A, RB
        6.500%, 07/15/08                                                   1,500          1,733
        6.500%, 07/15/09                                                   1,070          1,244
   Massachusetts State, Water Resources
     Authority, Ser A, RB
     Pre-Refunded @ 102 (C)
        6.750%, 07/15/02                                                     200            208
   Massachusetts State, Water Resources
     Authority, Ser A, RB, FGIC
        6.125%, 08/01/11                                                   1,050          1,214
   Massachusetts State, Water Resources
     Authority, Ser B, RB
     Callable 03/01/03 @ 102 (D)
        5.250%, 03/01/13                                                     225            232
   Massachusetts State, Water Resources
     Authority, Ser B, RB, MBIA
        6.250%, 12/01/11                                                     600            703

-------------------------------------------------------------------------------------------------
                                                                     Face Amount     Market Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
   Massachusetts State, Water Resources
     Authority, Ser C, RB
        6.000%, 12/01/11                                                 $   275       $    317
   Nantucket, GO
        6.800%, 12/01/11                                                      15             15
   New England, Education Loan Marketing,
     Student Loan Project, Ser A, RB
        5.800%, 03/01/02                                                      25             25
   South Essex, Water & Sewer Commission,
     Ser A, GO, MBIA
        6.000%, 06/15/06                                                     650            725
   Springfield, GO, FGIC
        5.500%, 08/01/11                                                   1,445          1,606
   University of Massachusetts, Building
     Authority, Ser B, RB
        6.625%, 05/01/07                                                     150            172
                                                                                       ---------
                                                                                         37,012
                                                                                       ---------
GUAM -- 3.5%
   Guam, Ser A, RB, FSA
        5.500%, 12/01/11                                                   1,250          1,397
                                                                                       ---------
PUERTO RICO -- 1.6%
   Puerto Rico Commonwealth, Highway &
     Transportation Authority, Ser Y, RB, MBIA
        6.250%, 07/01/14                                                      50             59
   Puerto Rico Commonwealth, Public
     Improvement Authority, GO, FSA
        5.500%, 07/01/14                                                     250            281
   Puerto Rico, Industrial Tourist Educational
     Authority, Medical & Environmental
     Control Facilities, Ana G Mendez
     University System Project, RB,
     Callable 02/01/09 @ 101
        5.000%, 02/01/10                                                     300            314
                                                                                       ---------
                                                                                            654
                                                                                       ---------
VIRGIN ISLANDS -- 1.1%
   Virgin Islands, Public Financing Authority,
     Gross Receipts Taxes, Loan Note
     Project, Ser A, RB
        5.625%, 10/01/10                                                     400            431
                                                                                      ----------
Total Municipal Bonds
   (Cost $37,798)                                                                        39,494
                                                                                      ----------
Total Investments -- 98.7%
   (Cost $37,798)                                                                        39,494
                                                                                      ----------
Other Assets & Liabilities, Net -- 1.3%                                                     532
                                                                                      ----------


-------------------------------------------------------------------------------------------------
54                                  SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2002


-------------------------------------------------------------------------------------------------
                                                                                            Value
Description                                                                         ($ Thousands)
-------------------------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 3,885,773 outstanding shares of
   beneficial interest                                                                 $ 38,190
Undistributed net investment income                                                           8
Accumulated net realized gain on investments                                                132
Net unrealized appreciation on investments                                                1,696
                                                                                       ---------
Total Net Assets -- 100.0%                                                              $40,026
                                                                                       =========
Net asset value, offering and redemption
   price per share -- Class A                                                            $10.30
                                                                                       =========
(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on February 28, 2002.
(B) Put and Demand Feature -- the date reported on the Statement of Net Assets is the final maturity date, not the next reset or put date.
(C) Pre-Refunded Security -- the maturity date shown is the pre-refunded date.
(D) Security is escrowed to maturity.
(E) Securities are collateralized under an agreement from FHA/FNMA.
AMBAC -- American Municipal Bond Assurance Company
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assistance
GAN -- Grant Anticipation Note
GO -- General Obligation
MBIA -- Municipal Bond Insurance Company
RB -- Revenue Bond
Ser -- Series
SPA -- Special Assessment
The accompanying notes are an integral part of the financial statements.


-------------------------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2002                                  55



STATEMENT OF NET ASSETS (Unaudited)

NEW JERSEY MUNICIPAL BOND FUND

-------------------------------------------------------------------------------------------------
                                                                     Face Amount     Market Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
MUNICIPAL BONDS -- 100.8%
NEW JERSEY -- 92.5%
   Atlantic City, Public Facilities Lease
     Agreement, COP, FGIC
        6.000%, 03/01/13                                                 $ 1,000       $  1,156
   Bergen County, Utilities Authority,
     Water Pollution Control Project,
     Ser A, RB, FGIC
        5.000%, 06/15/02                                                   1,000          1,076
   Bergen County, Utilities Authority,
     Water Pollution Control Project, Ser A,
     RB, FGIC Pre-Refunded @ 100 (D)
        5.500%, 06/15/02                                                   1,000          1,012
   Delaware River, Port Authority of
     Pennsylvania & New Jersey,
     Port District Project, Ser A, RB, FSA
        4.500%, 01/01/05                                                     800            838
   Essex County, Ser A-1, GO, FGIC
        6.000%, 11/15/07                                                   1,170          1,325
        5.000%, 11/15/03                                                   1,090          1,150
   Essex County, Utilities Authority, Ser A,
     RB, FSA (E)
        5.750%, 04/01/05                                                   1,000          1,090
   Ewing Township, School District Authority,
     School Bonds, GO, FGIC
        5.300%, 08/01/04                                                   1,175          1,257
        5.300%, 08/01/05                                                   1,000          1,081
   Freehold, High School District Authority,
     GO, FGIC
        5.000%, 03/01/15                                                   1,280          1,357
   Highland Park, School District, GO,
     MBIA Pre-Refunded @ 102 (D)
        6.550%, 02/15/05                                                     300            338
   Jersey City, Municipal Utilities Authority,
     RB, FSA
        5.000%, 04/01/06                                                   2,015          2,159
   Jersey City, Ser A, GO
        6.250%, 10/01/11                                                   1,225          1,438
   Lafayette Yard, Community Development
     Authority, Hotel/Conference Center
     Project, RB, MBIA
     Pre-Refunded @ 101 (D)
        6.125%, 04/01/10                                                     500            581
        5.250%, 04/01/10                                                     540            595
   Mantua Township, School District, GO,
     MBIA Callable 03/01/09 @ 100
        5.700%, 03/01/12                                                     850            930
   Monmouth County, Improvement Authority,
     Governmental Loan Project,
     RB, AMBAC
        4.500%, 12/01/03                                                   1,515          1,587

-------------------------------------------------------------------------------------------------
                                                                     Face Amount     Market Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
   Monmouth County, Improvement Authority,
     Middletown Board of Education
     Project, RB
        5.000%, 08/01/04                                                $  1,000      $   1,064
        5.000%, 08/01/05                                                   1,000          1,072
   Morris County, General Improvements, GO
        3.400%, 09/01/05                                                   1,120          1,147
   New Jersey, Economic Development
     Authority, Arbor Glen Project, Ser A,
     RB, Pre-Refunded @ 102 (D)
        8.750%, 05/15/06                                                     870          1,079
   New Jersey, Economic Development
     Authority, Bayonne/IMTT Project,
     Ser A, RB (A) (B) (C)
        1.300%, 12/01/27                                                   1,300          1,300
   New Jersey, Economic Development
     Authority, Department of Human
     Services Project, Ser A, RB
        5.100%, 07/01/05                                                     380            405
   New Jersey, Economic Development
     Authority, El Dorado Terminals Project,
     Ser B, RB (A) (B) (C)
        1.300%, 12/01/21                                                     400            400
   New Jersey, Economic Development
     Authority, Harrogate Project, Ser A, RB
        5.550%, 12/01/07                                                     400            415
   New Jersey, Economic Development
     Authority, Harrogate Project, Ser A,
     RB Callable 12/01/07 @ 102
        5.650%, 12/01/08                                                     200            209
   New Jersey, Economic Development
     Authority, Keswick Pines Project, RB
     Callable 01/01/08 @ 100
        5.600%, 01/01/12                                                     500            476
   New Jersey, Economic Development
     Authority, Masonic Charity Foundation
     Project, RB Callable 06/01/11 @ 102
        5.000%, 06/01/12                                                     890            929
   New Jersey, Economic Development
     Authority, Transportation Sublease
     Project, Ser A, RB, FSA
        5.000%, 05/01/08                                                   1,010          1,084
   New Jersey, Economic Development
     Authority, Trenton Office Complex,
     RB, FSA
        5.250%, 06/15/11                                                   1,900          2,073
   New Jersey, Economic Development
     Authority, Water Facilities Project,
     Ser B, RB, AMBAC (A) (B)
        1.400%, 11/01/25                                                     650            650


-------------------------------------------------------------------------------------------------
56                                  SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2002



-------------------------------------------------------------------------------------------------
                                                                     Face Amount     Market Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
   New Jersey, Educational Facilities
     Authority, Ramapo College Project,
     Ser D, RB, AMBAC
     Callable 07/01/11 @ 100
        5.000%, 07/01/15                                                $  1,130      $   1,171
   New Jersey, Educational Facilities
     Authority, Rider University Project, RB
        5.000%, 07/01/05                                                   1,480          1,573
   New Jersey, Healthcare Facilities
     Financing Authority, Burdette Tomlin
     Memorial Hospital Project, RB
     Callable 07/01/09 @ 101
        5.250%, 07/01/11                                                     535            562
   New Jersey, Healthcare Facilities
     Financing Authority, Palisades
     Medical Center Project, RB, ACA
     Insured Callable 07/01/09 @ 101
        4.800%, 07/01/10                                                     615            616
   New Jersey State, Educational Facilities
     Authority, Beth Medrash Govoha
     America Project, Ser G, RB
        5.400%, 07/01/05                                                     495            523
   New Jersey State, Educational Facilities
     Authority, Capital Improvement Fund,
     Ser A, RB
        5.000%, 09/01/05                                                   2,185          2,346
   New Jersey State, Educational Facilities
     Authority, Higher Education Trust Fund,
     Ser A, RB, AMBAC
        5.125%, 09/01/02                                                   1,000          1,019
        5.125%, 09/01/03                                                     500            525
   New Jersey State, Educational Facilities
     Authority, Higher Education Trust Fund,
     Ser A, RB, AMBAC Callable
     09/01/05 @ 102
        5.125%, 09/01/06                                                   3,500          3,797
   New Jersey State, Educational Facilities
     Authority, University of Medicine &
     Dentistry Project, RB, AMBAC
        5.000%, 12/01/04                                                   1,790          1,920
   New Jersey State, Ser A, COP, AMBAC (E)
        5.000%, 06/15/12                                                   1,000          1,076
   New Jersey State, Transit Authority,
     Ser B, GAN, AMBAC
        5.500%, 02/01/08                                                   2,500          2,744
   New Jersey State, Transportation Trust
     Fund, Transportation Systems Project,
     Ser A, RB (E)
        5.250%, 06/15/07                                                   1,000          1,087
        5.000%, 06/15/08                                                   1,140          1,234

-------------------------------------------------------------------------------------------------
                                                                     Face Amount     Market Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
   New Jersey State, Transportation Trust
     Fund, Transportation Systems Project,
     Ser A, RB Pre-Refunded @ 100 (D)
        5.250%, 06/15/08                                                 $ 2,000      $   2,192
   New Jersey State, Transportation Trust
     Fund, Transportation Systems Project,
     Ser B, RB, AMBAC
        6.000%, 06/15/05                                                   1,000          1,100
   New Jersey State, Turnpike Authority,
     Ser A, RB, MBIA
        6.000%, 01/01/11                                                   3,000          3,427
        5.750%, 01/01/10                                                   1,000          1,122
        5.250%, 01/01/05                                                   2,000          2,132
   North Hudson, Sewer Authority,
     RB, FGIC
        6.000%, 08/01/05                                                   2,015          2,224
   Ocean County, General Improvement,
     GO Callable 07/01/03 @ 102
        5.125%, 07/01/04                                                   1,025          1,084
   Ocean County, Waste Utilities
     Authority, RB
        5.250%, 01/01/10                                                   1,910          2,070
   Rahway, COP, MBIA
     Callable 02/15/10 @ 101
        5.400%, 02/15/13                                                     475            514
   Rahway, COP, MBIA
     Callable 02/15/10 @ 101
        5.300%, 02/15/12                                                     450            487
   Readington Township, GO
        5.250%, 04/15/03                                                     125            130
   Southeast Morris County, Water Authority,
     RB, MBIA Callable 01/01/11 @ 100
        5.000%, 01/01/13                                                   1,215          1,276
   Trenton, GO, FGIC
     Callable 01/15/10 @ 100
        5.100%, 01/15/12                                                   1,800          1,910
   West Orange, GO
     Callable 02/15/10 @  100
        5.450%, 02/15/13                                                     980          1,061
                                                                                       ---------
                                                                                         72,195
                                                                                       ---------
GUAM -- 1.4%
   Guam, GO, Ser A, RB, FSA
        5.500%, 12/01/10                                                   1,000          1,116
                                                                                       ---------
                                                                                          1,116
                                                                                       ---------


-------------------------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2002                                  57


STATEMENT OF NET ASSETS (Unaudited)

New Jersey Municipal Bond Fund (Concluded)

-------------------------------------------------------------------------------------------------
                                                                     Face Amount     Market Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
PUERTO RICO -- 3.4%
   Puerto Rico Commonwealth, Highway &
     Transportation Authority, Ser E,
     RB, FSA
        5.500%, 07/01/13                                                $  1,000      $   1,121
   Puerto Rico, Buildings Authority,
     Government Facilities, Ser C, RB
        5.500%, 07/01/12                                                     400            438
   Puerto Rico, Finance Agency,
     Ser B, GO, FSA
     Callable 08/01/09 @ 101
        5.750%, 08/01/12                                                   1,000          1,121
                                                                                       ---------
                                                                                          2,680
                                                                                       ---------
VIRGIN ISLANDS -- 3.5%
   Virgin Islands, Public Finance Authority,
     Matching Loan Notes, Ser A, RB
     Pre-Refunded @ 102 (D)
        7.250%, 10/01/02                                                     500            527
   Virgin Islands, Public Financing Authority,
     Gross Receipts Taxes Loan Note
     Project, Ser A, RB
        5.625%, 10/01/10                                                   2,000          2,155
                                                                                       ---------
                                                                                          2,682
                                                                                       ---------
Total Municipal Bonds
   (Cost $75,416)                                                                        78,673
                                                                                       ---------
Total Investments -- 100.8%
   (Cost $75,416)                                                                        78,673
                                                                                       ---------
Other Assets & Liabilities, Net -- (0.8)%                                                  (607)
                                                                                       ---------

-------------------------------------------------------------------------------------------------
                                                                                            Value
Description                                                                         ($ Thousands)
-------------------------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 7,507,208 outstanding shares
   of beneficial interest                                                              $ 74,681
Undistributed net investment income                                                           5
Accumulated net realized gain on investments                                                123
Net unrealized appreciation on investments                                                3,257
                                                                                       ---------
Total Net Assets -- 100.0%                                                              $78,066
                                                                                       =========
Net asset value, offering and redemption
   price per share -- Class A                                                            $10.40
                                                                                       =========
(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on February 28, 2002.
(B) Put and Demand Feature -- the
    date reported on the Statement of Net Assets is the final maturity date, not the next reset or put date.
(C) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(D) Pre-Refunded Security -- the maturity date shown
    is the pre-refunded date.
(E) Security is escrowed to maturity.
ACA -- American Capital Access
AMBAC -- American Municipal Bond Assurance Company
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assistance
GAN -- Grant Anticipation Note
GO -- General Obligation
MBIA -- Municipal Bond Insurance Company
RB -- Revenue Bond
Ser -- Series
The accompanying notes are an integral part of the financial statements.

-------------------------------------------------------------------------------------------------
58                                  SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2002


New York Municipal Bond Fund

-------------------------------------------------------------------------------------------------
                                                                     Face Amount     Market Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
MUNICIPAL BONDS -- 100.5%
NEW YORK -- 98.4%
   Albany, Municipal Water Finance
     Authority, Water & Sewer Systems
     Project, Ser A, RB, FGIC
        5.500%, 12/01/09                                                $    125      $     139
   Buffalo, Ser D, GO, FGIC
        5.250%, 12/15/10                                                     900            984
   Chautauqua County, GO, FGIC (E)
        7.300%, 04/01/07                                                     465            557
   Erie County, GO, FGIC
        5.000%, 11/01/04                                                     200            215
   Long Island, Power Authority,
     New York Electric Systems Project,
     Ser A, RB, AMBAC
        6.000%, 12/01/07                                                     500            569
        5.500%, 12/01/08                                                   1,000          1,115
   Long Island, Power Authority,
     New York Electric Systems Project,
     Ser A, RB, FSA
        5.500%, 12/01/12                                                   2,050          2,291
        5.500%, 12/01/13                                                   1,475          1,648
   Long Island, Power Authority,
     New York Electric Systems Project,
     Sub-Ser 8-F, RB, MBIA
        5.000%, 04/01/11                                                     400            430
   Nassau County, General Improvement,
     Ser Y, GO, FGIC
        5.000%, 03/01/08                                                     200            215
   Nassau County, Industrial Development
     Authority, Hofstra University Project,
     RB, MBIA
        5.250%, 07/01/08                                                     100            109
        5.250%, 07/01/10                                                     475            521
        5.250%, 07/01/12                                                     430            470
   Nassau County, Interim Finance Authority,
     Second Ser A-1, RB, AMBAC
     Callable 11/15/11 @ 100
        5.375%, 11/15/14                                                     250            270
   Nassau County, Ser A, GO, FGIC
        6.000%, 07/01/10                                                     100            114
        5.500%, 07/01/06                                                      60             66
   Nassau County, Tobacco Settlement,
     New York Asset Backed Project,
     Ser A, RB Callable 07/15/09 @ 101
        5.875%, 07/15/16                                                     100            105
   New York City, Cultural American Facility,
     Museum of American Folk Art,
     RB, ACA Insured
        5.250%, 07/01/08                                                     540            570
   New York City, GO, FSA
     Callable 02/01/11 @ 101
        5.250%, 08/01/13                                                     100            107

-------------------------------------------------------------------------------------------------
                                                                     Face Amount     Market Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
   New York City, Health & Hospital Project,
     Ser A, RB Callable 02/15/03 @ 102
        6.000%, 02/15/05                                                $     45      $      47
   New York City, Metropolitan Transportation
     Authority, Commuter Facilities Project,
     Ser C-1, RB, FGIC
        6.000%, 07/01/07                                                     140            158
   New York City, Municipal Assistance
     Authority, Ser E, RB
     Callable 07/1/06 @ 101
        5.125%, 07/01/07                                                     500            541
   New York City, Municipal Assistance
     Authority, Ser G, RB
        6.000%, 07/01/05                                                     475            525
        6.000%, 07/01/06                                                     850            954
        6.000%, 07/01/07                                                     225            255
   New York City, Municipal Assistance
     Authority, Ser J, RB
        6.000%, 07/01/04                                                     750            815
   New York City, Municipal Assistance
     Authority, Ser L, RB
        6.000%, 07/01/08                                                     750            855
   New York City, Municipal Assistance
     Authority, Ser O, RB
        5.250%, 07/01/07                                                     500            548
   New York City, Municipal Water Finance
     Authority, Water & Sewer System Project,
     Ser A, RB
        6.000%, 06/15/09                                                   1,000          1,140
   New York City, Municipal Water Finance
     Authority, Water & Sewer System Project,
     Ser A, RB Pre-Refunded @ 101 (D)
        6.000%, 06/15/05                                                     500            560
   New York City, Municipal Water Finance
     Authority, Water & Sewer System Project,
     Ser A, RB, AMBAC
        5.875%, 06/15/13                                                     750            861
   New York City, Municipal Water Finance
     Authority, Water & Sewer System Project,
     Ser A, RB, FGIC
        6.000%, 06/15/10                                                   1,000          1,149
   New York City, Municipal Water Finance
     Authority, Water & Sewer System Project,
     Ser D, RB
        5.000%, 06/15/08                                                     200            216
   New York City, Ser A, GO
        5.250%, 08/01/08                                                     500            536
   New York City, Ser B, GO
     Pre-Refunded @ 101 (D)
        7.250%, 08/15/04                                                     100            114
   New York City, Ser B, GO, FSA
        8.250%, 06/01/07                                                   1,000          1,231

-------------------------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2002                                  59



STATEMENT OF NET ASSETS (Unaudited)

NEW YORK MUNICIPAL BOND FUND (Continued)

-------------------------------------------------------------------------------------------------
                                                                     Face Amount     Market Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
   New York City, Ser C, Sub-Ser C-1, GO
     Pre-Refunded @ 101.5 (D)
        7.500%, 08/01/02                                                $    185      $     192
   New York City, Ser I, GO, MBIA
        6.250%, 05/15/06                                                     300            338
   New York City, Sub-Ser A-10, GO (A) (B) (C)
        1.200%, 08/01/17                                                     800            800
   New York City, Sub-Ser B-2, GO (A) (B) (C)
        1.200%, 08/15/18                                                     900            900
        1.200%, 08/15/19                                                     100            100
   New York City, Sub-Ser E-2, GO (A) (B) (C)
        1.200%, 08/01/19                                                     300            300
        1.200%, 08/01/20                                                     550            550
   New York City, Transitional Finance
     Authority, Future Tax Secured Project,
     Ser A, RB
        5.000%, 11/15/07                                                     325            353
   New York City, Transitional Finance
     Authority, Future Tax Secured Project,
     Ser A, RB Callable 02/15/10 @ 101
        5.500%, 02/15/11                                                   1,000          1,105
   New York City, Transitional Finance
     Authority, Future Tax Secured Project,
     Ser A, RB Callable 08/15/07 @ 101
        5.000%, 08/15/11                                                     300            316
   New York City, Transitional Finance
     Authority, Future Tax Secured Project,
     Ser B, RB Callable 05/01/09 @ 101
        5.125%, 11/01/10                                                     300            324
   New York City, Transitional Finance
     Authority, Future Tax Secured Project,
     Ser B, RB Callable 05/15/08 @ 101
        5.000%, 11/15/09                                                     305            327
   New York City, Transitional Finance
     Authority, Future Tax Secured Project,
     Ser B, RB Callable 05/15/10 @ 101
        6.000%, 11/15/10                                                     500            575
   New York City, Transitional Finance
     Authority, Future Tax Secured Project,
     Ser C, RB Callable 05/01/09 @ 101
        5.250%, 05/01/12                                                     125            134
   New York City, Transitional Finance
     Authority, Future Tax Secured Project,
     Ser B, RB
        5.500%, 02/01/09                                                   2,340          2,577
   New York City, Transportation Facilities
     Authority, Livingston Plaza Project,
     RB, FSA
        5.400%, 01/01/18                                                     105            114
   New York City, Transportation Facilities
     Authority, Ser A, COP, AMBAC
        5.625%, 01/01/10                                                     435            484

-------------------------------------------------------------------------------------------------
                                                                     Face Amount     Market Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
   New York State, Battery Park City, Ser A,
     RB Callable 11/01/03 @ 102
        5.000%, 11/01/08                                                $     60      $      62
   New York State, Commander General
     Services Executive Department
     Project, COP
        5.000%, 09/01/02                                                     500            509
        5.000%, 02/01/04                                                     300            315
   New York State, Dormitory Authority,
     City University System, Special
     Obligation, Ser D, RB, FGIC
        5.750%, 07/01/12                                                   1,000          1,135
   New York State, Dormitory Authority,
     Lease Court Facilities Project, RB
        5.000%, 08/01/08                                                     140            152
   New York State, Dormitory Authority,
     Manhattan College, RB
        5.500%, 07/01/11                                                     900            980
   New York State, Dormitory Authority,
     Mental Health Services Facilities Project,
     Ser B, RB
        6.500%, 08/15/08                                                     250            290
        6.500%, 08/15/09                                                     400            467
   New York State, Dormitory Authority,
     Mental Health Services Facilities Project,
     Ser D, RB, FSA
        5.500%, 02/15/10                                                     645            714
   New York State, Dormitory Authority,
     Mental Health Services Facilities Project,
     Ser G, RB, AMBAC
        5.250%, 08/15/09                                                     385            422
   New York State, Dormitory Authority,
     Montefiore Medical Center Project,
     RB, AMBAC
        5.750%, 08/01/07                                                     500            559
   New York State, Dormitory Authority,
     Municipal Health Facilities Improvement
     Project, Ser 1, RB, FSA
        5.000%, 01/15/08                                                     590            631
   New York State, Dormitory Authority,
     New York University Project,
     Ser A, RB, MBIA
        6.000%, 07/01/19                                                     100            115
   New York State, Dormitory Authority,
     Presbyterian Hospital Project,
     RB, AMBAC
        5.500%, 02/01/09                                                     300            330
        5.500%, 08/01/09                                                     500            552
   New York State, Dormitory Authority,
     Presbyterian Hospital Project,
     RB, AMBAC Callable 02/01/08 @ 101
        4.400%, 08/01/13                                                     145            150


-------------------------------------------------------------------------------------------------
60                                  SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2002


-------------------------------------------------------------------------------------------------
                                                                     Face Amount     Market Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
   New York State, Dormitory Authority,
     Rochester Institute of Technology
     Project, RB, MBIA
        6.000%, 07/01/07                                                $    300      $     339
   New York State, Dormitory Authority,
     Ryan/Clinton Community Health
     Project, RB
        5.400%, 07/01/09                                                     250            268
   New York State, Dormitory Authority,
     Secondary Hospital Project, Ser F,
     RB, MBIA
        5.125%, 02/15/08                                                     250            269
   New York State, Dormitory Authority,
     State University Athletic Facility Project,
     RB, MBIA Callable 07/01/08 @ 101
        5.250%, 07/01/13                                                     100            106
   New York State, Dormitory Authority,
     Wyndham School, Ser C, RB, AMBAC
        5.000%, 07/01/06                                                     105            114
   New York State, Energy Research &
     Development Authority, Pollution
     Control, Electric & Gas Project,
     Ser E, RB, MBIA
        5.900%, 12/01/06                                                   1,000          1,129
   New York State, Environmental Facilities
     Authority, Municipal Water Project, RB
        5.750%, 06/15/08                                                     385            433
   New York State, Environmental Facilities
     Authority, Municipal Water Project, RB
        5.750%, 06/15/09                                                     400            452
        5.750%, 06/15/10                                                     500            567
        5.750%, 06/15/12                                                   1,150          1,310
   New York State, GO
        6.000%, 07/15/06                                                     150            168
   New York State, GO
     Callable 07/15/06 @ 101
        5.200%, 07/15/07                                                     100            108
   New York State, Highway Authority,
     Ser E, RB Callable 01/01/08 @ 101
        5.000%, 01/01/25                                                     500            495
   New York State, Industrial Development
     Authority, Nightingale-Bamford School
     Project, RB Callable 01/15/03 @ 102
        5.850%, 01/15/20                                                     725            739
   New York State, Local Government
     Assistance, Ser A, RB
        6.000%, 04/01/06                                                     150            167
   New York State, Local Government
     Assistance, Ser B, GO
     Pre-Refunded @ 102 (D)
        6.000%, 04/01/02                                                     150            154

-------------------------------------------------------------------------------------------------
                                                                     Face Amount     Market Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
   New York State, Local Government
     Assistance, Ser C, GO
     Pre-Refunded @ 102 (D)
        6.250%, 04/01/02                                                $    500      $     512
   New York State, Local Government
     Assistance, Ser C, RB
     Pre-Refunded @ 102 (D)
        5.700%, 04/01/02                                                     150            153
   New York State, Metropolitan
     Transportation Authority, New York
     Service Contract, Ser N, RB
     Callable 07/01/02 @ 102
        7.125%, 07/01/09                                                     250            259
   New York State, Metropolitan
     Transportation Authority, RB, MBIA
        5.750%, 07/01/08                                                   1,000          1,123
   New York State, Metropolitan
     Transportation Authority, Ser A, RB
        7.000%, 07/01/06                                                     350            406
   New York State, Metropolitan
     Transportation Authority, Ser O, RB
        5.750%, 07/01/13                                                     325            367
   New York State, Mortgage Agency
     Authority, Homeowner Mortgage
     Project, Ser 35, RB,
     Callable 03/01/04 @ 102 (F)
        5.300%, 10/01/16                                                     390            391
   New York State, Mortgage Agency
     Authority, Homeowner Mortgage
     Project, Ser 87, RB
     Callable 09/01/09 @ 100
        5.150%, 04/01/17                                                     615            630
   New York State, Mortgage Agency,
     26th Ser, RB
     Callable 07/01/10 @ 100
        5.350%, 10/01/16                                                     380            388
   New York State, Municipal Assistance,
     Ser M, RB
        5.500%, 07/01/08                                                     250            278
   New York State, Ser F, GO, AMBAC
        5.500%, 09/15/08                                                     750            834
   New York State, Thruway Authority,
     Highway & Bridge Transportation
     Project, Ser B, RB, FGIC
     Callable 04/01/08 @ 101
        5.250%, 04/01/11                                                   1,000          1,075
   New York State, Thruway Authority,
     Highway & Bridge Transportation
     Project, Ser B, RB, FSA
     Callable 04/01/07 @ 101
        5.000%, 04/01/17                                                     150            152

-------------------------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2002                                  61



STATEMENT OF NET ASSETS (Unaudited)

NEW YORK MUNICIPAL BOND FUND (Concluded)

-------------------------------------------------------------------------------------------------
                                                                     Face Amount     Market Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
   New York State, Thruway Authority,
     Highway Revenue Tolls, Ser E, RB
        5.500%, 01/01/08                                                $  1,250      $   1,377
   New York State,Thruway Authority,
     Local Highway & Bridge Service
     Contract, RB
        5.500%, 04/01/08                                                     750            830
   New York State, Thruway Authority,
     Local Highway & Bridge Service
     Contract, Ser A, RB, AMBAC
        6.000%, 04/01/07                                                   1,000          1,125
   New York State, Transitional Finance
     Authority, Future Tax Secured Project,
     Ser B, RB Callable 05/15/10 @ 101
        6.000%, 11/15/11                                                     750            860
   New York State, Triborough Bridge &
     Tunnel Authority, General Purpose
     Project, Ser Y, RB
        5.800%, 01/01/06                                                     175            193
   New York State, Triborough Bridge &
     Tunnel Authority, Ser A, RB, MBIA
     Callable 01/01/09 @ 101
        5.125%, 01/01/14                                                     175            184
   New York State, Triborough Bridge &
     Tunnel Authority, Ser X, RB
        6.625%, 01/01/12                                                   1,160          1,388
   New York State, Urban Development
     Authority, Capital Correctional Facilities
     Project, Ser A, RB FSA
        6.500%, 01/01/10                                                     650            764
   New York State, Urban Development
     Authority, Capital Correctional Facilities,
     Ser A, RB, AMBAC
        5.500%, 01/01/09                                                     200            221
   New York State, Urban Development
     Authority, Center for Industrial
     Innovation Project, RB
        5.300%, 01/01/04                                                     405            427
   New York State, Urban Development
     Authority, Community Enhancement
     Facilities Project, RB, AMBAC
        5.000%, 04/01/07                                                     300            324
   New York State, Urban Development
     Authority, Community Enhancement
     Facilities Project, Ser A, RB
        5.000%, 04/01/05                                                     250            267
   New York State, Urban Development
     Authority, State Facilities Project, RB
        6.250%, 04/01/05                                                     100            110
   New York, GO, Ser D,
     Pre-Refunded @ 101.5 (D)
        5.750%, 08/15/03                                                   1,000          1,064

-------------------------------------------------------------------------------------------------
                                                                     Face Amount     Market Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
   New York, Local Assistance,
     Ser E, RB
        6.000%, 04/01/14                                                $  1,040      $   1,195
   New York, Mount Sinai School District,
     GO, AMBAC
        6.200%, 02/15/14                                                     500            591
   New York, Municipal Assistance,
     Ser 1, RB
        6.250%, 07/01/06                                                   1,000          1,133
   New York, Ser B, GO
     Callable 04/08/02 @ 101.5
        7.500%, 02/01/07                                                     205            209
   New York, Transitional Finance Authority,
     Future Tax Secured Project, Ser C, RB
        5.500%, 02/01/10                                                   1,250          1,381
        5.500%, 02/01/11                                                   1,000          1,108
   New York, Triborough Bridge & Tunnel
     Authority, General Purpose Project,
     Ser SR, RB
        5.500%, 01/01/12                                                     565            628
   Nyak, Unified School District Authority,
     Capital Improvement Financing Project,
     GO, FGIC Pre-Refunded @ 102 (D)
        6.400%, 04/01/02                                                     500            512
   Oneida County, Public Improvement
     Authority, GO, AMBAC
     Callable 04/15/08 @ 101
        5.000%, 04/15/09                                                     700            753
   Pelham, Union Free School District, GO
        6.000%, 07/15/05                                                     125            139
   Red Hook, Central School District,
     GO, FSA
        5.125%, 06/15/09                                                     250            273
   Schenectady, Industrial Development
     Authority, Union College Project,
     Ser A, RB, AMBAC
        5.250%, 07/01/09                                                   1,000          1,094
   Suffolk County, Public Improvement
     Project, Ser A, GO, MBIA
        5.625%, 05/01/08                                                   1,310          1,462
   Syracuse, Ser B, GO, FSA
        5.000%, 10/01/05                                                     200            216
   Tsasc, Inc., New York Tfabs, Ser 1, RB
     Callable 07/15/09 @ 101
        6.000%, 07/15/19                                                     900            955
   West Chester County, Health & Hospital
     Facilities Authority, Sub-Ser B, RB
        5.750%, 11/01/07                                                   2,000          2,263
   Yonkers, Ser A, GO, AMBAC
     Callable 06/01/09 @ 101
        5.000%, 12/01/10                                                     390            419
                                                                                      ----------
                                                                                         74,723
                                                                                      ----------

-------------------------------------------------------------------------------------------------
62                                  SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2002





-------------------------------------------------------------------------------------------------
                                                                     Face Amount     Market Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
PUERTO RICO -- 1.5%
   Puerto Rico Commonwealth, Highway &
     Transportation Authority,
     Ser Y, RB, MBIA
        6.250%, 07/01/14                                                $    125       $    149
   Puerto Rico Commonwealth, Highway &
     Transportation Authority,
     Ser Z, RB, MBIA
        6.250%, 07/01/14                                                     500            595
   Puerto Rico, Industrial Tourist
     Educational Authority, Medical &
     Environmental Control Facilities,
     Ana G Mendez University System
     Project, RB
        5.000%, 02/01/03                                                     400            410
                                                                                       ---------
                                                                                          1,154
                                                                                       ---------
VIRGIN ISLANDS -- 0.6%
   Virgin Islands, Public Financing Authority,
     Gross Receipts Taxes, Loan Note
     Project, Ser A, RB
        5.625%, 10/01/10                                                     400            431
                                                                                        --------
Total Municipal Bonds
   (Cost $72,940)                                                                        76,308
                                                                                        --------
Total Investments -- 100.5%
   (Cost $72,940)                                                                        76,308
                                                                                        --------
Other Assets & Liabilities, Net -- (0.5)%                                                  (391)
                                                                                        --------

-------------------------------------------------------------------------------------------------
                                                                                            Value
Description                                                                         ($ Thousands)
-------------------------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 7,259,236 outstanding shares
   of beneficial interest                                                               $72,541
Undistributed net investment income                                                           7
Accumulated net realized gain on investments                                                  1
Net unrealized appreciation on investments                                                3,368
                                                                                        --------
Total Net Assets -- 100.0%                                                              $75,917
                                                                                        ========
Net asset value, offering and redemption
   price per share -- Class A                                                            $10.46
                                                                                        ========
(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on February 28, 2002.
(B) Put and Demand Feature -- the date reported on the Statement of Net Assets is the final maturity date, not the next reset or put date.
(C) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(D) Pre-Refunded Security -- the maturity date show is the pre-refunded date.
(E) Security is escrowed to maturity.
(F) Securities are collateralized under an agreement from FHA.
ACA -- American Capital Access
AMBAC -- American Municipal Bond Assurance Company
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA -- Federal Housing Authority
FSA -- Financial Security Assistance
GO -- General Obligation
MBIA -- Municipal Bond Insurance Company
RB -- Revenue Bond
Ser -- Series
The accompanying notes are an integral part of the financial statements.

-------------------------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2002                                  63



STATEMENT OF NET ASSETS (Unaudited)

California Municipal Bond Fund

-------------------------------------------------------------------------------------------------
                                                                     Face Amount     Market Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
MUNICIPAL BONDS -- 98.9%
CALIFORNIA -- 85.0%
   ABAG, Financial Authority
     Not-For-Profit, Archstone Redwood
     Housing Project, RB
        5.300%, 10/01/08                                                  $4,500       $  4,736
   ABAG, Financial Authority
     Not-For-Profit, Channing House
     Project, RB
        4.900%, 02/15/09                                                     780            819
        4.650%, 02/15/06                                                     585            617
   ABAG, Financial Authority
     Not-For-Profit, United Dominion
     Multi-Family Housing Project,
     Ser B, RB (A) (B)
        6.250%, 08/15/30                                                   2,000          2,172
   ABAG, Financial Authority
     Not-For-Profit, YMCA San Francisco
     Refinancing Project, Ser A, COP,
     ACA Insured
        4.400%, 10/01/06                                                     100            105
        4.300%, 10/01/05                                                     100            104
        4.200%, 10/01/04                                                     100            104
   ABAG, Lease Authority, Capital Project,
     Ser 2001-2, RB, AMBAC
        4.250%, 12/01/06                                                   1,300          1,388
   Alameda County, Santa Rita Jail Project,
     COP, MBIA Pre-Refunded @ 102 (D)
        5.700%, 12/01/03                                                   1,150          1,252
   Alameda, Public Financing Authority,
     RB Callable 09/02/02 @ 102
        4.600%, 09/02/03                                                     500            507
   Burlingame, Leasing Financing Authority,
     Library Reconstruction Project, RB
     Callable 12/01/05 @ 102
        5.000%, 12/01/07                                                     510            554
   California State, Department of
     Transportation, Ser A, COP, MBIA
        5.250%, 03/01/16                                                   3,605          3,835
   California State, Department of Water
     Resources, Central Valley Water
     Systems Project, Ser L, RB
     Callable 06/01/03 @ 101.5
        5.750%, 12/01/13                                                   3,255          3,430
        5.650%, 12/01/11                                                   1,125          1,180
   California State, Department of Water
     Resources, Ser W, RB
     Callable 12/01/11 @ 100
        5.500%, 12/01/15                                                   1,000          1,097
   California State, Educational Facilities
     Authority, Heald Colleges Project, RB
        4.600%, 02/15/06                                                     295            310
        4.400%, 02/15/04                                                     245            254

-------------------------------------------------------------------------------------------------
                                                                     Face Amount     Market Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
   California State, Educational Facilities
     Authority, Heald Colleges Project, RB
     Callable 02/15/06 @ 102
        4.700%, 02/15/07                                                  $  305       $    321
   California State, Educational Facilities
     Authority, Pooled Colleges &
     Universities Projects, Ser B, RB
        4.600%, 04/01/07                                                     500            522
        4.500%, 04/01/06                                                     480            501
        4.300%, 04/01/04                                                   2,000          2,070
   California State, Foothill/Eastern Corridor
     Agency, Toll Road Revenue Project,
     RB, MBIA, Callable 01/15/10 @ 101
        5.000%, 01/15/16                                                   2,000          2,085
   California State, GO
        6.750%, 04/01/07                                                   2,320          2,662
        5.750%, 10/01/08                                                   1,035          1,154
   California State, GO, FGIC
        4.250%, 09/01/08                                                   3,500          3,688
   California State, GO, MBIA
        5.500%, 04/01/10                                                   1,000          1,119
   California State, Public Works Board,
     Community Colleges Project,
     Ser A, RB
        5.250%, 12/01/14                                                   1,000          1,061
   California State, Public Works Board,
     Community Colleges Project, Ser A,
     RB, AMBAC Callable 12/01/08 @ 101
        5.250%, 12/01/12                                                   1,000          1,087
   California State, Public Works Board,
     Department of Corrections Project,
     Ser B, RB
        5.250%, 01/01/13                                                   2,475          2,673
   California State, Public Works Board,
     Department of Corrections State
     Prison Project, Ser E, RB, MBIA
        6.000%, 06/01/10                                                   1,500          1,727
   California State, Public Works Board,
     Various Community College
     Projects, Ser B, RB, AMBAC
     Callable 03/01/06 @ 102
        5.625%, 03/01/16                                                   2,500          2,687
   California State, Resources Efficiency
     Financing Authority, Capital
     Improvements Program, COP, AMBAC
        6.000%, 04/01/09                                                   1,420          1,624
   California State, University Housing
     Systems, RB, FGIC
     Callable 11/01/05 @ 102
        5.700%, 11/01/13                                                   2,655          2,907
   California State, Water & Power Authority,
     Ser A-1, RB Callable 07/01/11 @ 100
        5.250%, 07/01/15                                                   2,000          2,135

-------------------------------------------------------------------------------------------------
64                                  SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2002


-------------------------------------------------------------------------------------------------
                                                                     Face Amount     Market Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
   California Statewide, Communities
     Development Authority, Equity
     Residential Housing Project,
     Ser D, RB (A) (B)
        5.200%, 12/01/29                                                 $ 1,500       $  1,569
   California Statewide, Communities
     Development Authority, John Muir/
     Mount Diablo Health Project,
     COP, AMBAC (A) (B)
        1.300%, 08/15/27                                                     415            415
   California Statewide, Communities
     Development Authority, LA Orthopaedic
     Hospital Foundation Project, RB,
     AMBAC Callable 06/01/07 @ 102
        5.125%, 06/01/09                                                   1,000          1,081
   California Statewide, Communities
     Development Authority, North California
     Retired Officers Project, COP
     Callable 03/07/02 @ 100 (A) (B)
        1.200%, 06/01/26                                                   4,965          4,965
   California Statewide, Communities
     Development Authority, Residential
     Housing Equity Project, Ser B, RB
        5.200%, 12/01/29                                                   2,150          2,231
   California, Union Elementary School
     District, Ser B, GO, FGIC
        5.375%, 09/01/13                                                   1,000          1,109
   Corona-Norco, Unified School District,
     Ser B, Zero Coupon, GO, FSA
        0.000%, 09/01/11                                                     500            339
        0.000%, 09/01/12                                                   1,005            646
        0.000%, 09/01/13                                                   1,000            604
   Culver City, Redevelopment Finance
     Authority, Ser B, TA
        4.800%, 11/01/04                                                     435            439
        4.700%, 11/01/03                                                     320            322
   Culver City, Redevelopment Finance
     Authority, Ser B, TA
        4.500%, 11/01/02                                                     100            102
   Del Mar, Race Track Authority, RB
     Callable 08/15/06 @ 102
        6.000%, 08/15/08                                                   1,000          1,077
   East Bay, Utility Water District Authority,
     RB, MBIA Callable 06/01/11 @ 100
        5.250%, 06/01/15                                                   4,360          4,687
   El Monte, Water Authority, BAN
     Callable 09/01/04 @ 100.5
        4.050%, 09/01/06                                                   1,000          1,001
   Fairfield, Housing Authority,
     Creekside Estates Mobile Project, RB
        5.150%, 09/01/07                                                     220            221
        5.050%, 09/01/06                                                     265            267

-------------------------------------------------------------------------------------------------
                                                                     Face Amount     Market Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
   Folsom, Community Correctional
     Facility, COP
        5.000%, 10/01/06                                                 $ 1,000       $  1,075
   Fontana, Redevelopment Agency,
     Jurupa Hills Redevelopment Project,
     Ser A, TA
        5.100%, 10/01/09                                                     360            384
        4.900%, 10/01/07                                                   1,345          1,432
   Fontana, Redevelopment Agency,
     Jurupa Hills Redevelopment Project,
     Ser A, TA Callable 10/01/09 @ 101
        5.200%, 10/01/10                                                   1,615          1,734
   Fontana, Special Tax Authority,
     Senior Community Facilities District No. 3,
     Ser A, SPA, FSA
        4.800%, 09/01/09                                                   1,110          1,199
   Fresno, Joint Powers Finance Authority,
     RB, AMBAC Callable 08/01/10 @ 102
        5.500%, 08/01/15                                                   1,445          1,600
   Hacienda, Puente University, Ser A,
     Zero Coupon, GO, MBIA
        0.000%, 08/01/15                                                   1,200            637
   Intermodal, Container Transfer Facility,
     Joint Power Authority,
     Ser A, RB, AMBAC
        5.000%, 11/01/10                                                   1,465          1,602
        4.500%, 11/01/06                                                   1,000          1,077
   Irvine Ranch, Water District
     No. 105, GO (A) (B) (C)
        1.350%, 01/01/21                                                     400            400
   Irvine Ranch, Water District
     No. 140, GO (A) (B) (C)
        1.300%, 04/01/33                                                     800            800
   Irvine Ranch, Water District,
     Ser B, GO (A) (B) (C)
        1.400%, 10/01/09                                                     100            100
   Lake Elsinore, Public Financing Authority,
     Local Agency Project, Ser G, RB
        5.100%, 09/02/04                                                     200            212
   Lodi, Electric Systems Authority, Ser B,
     Zero Coupon, COP, MBIA
     Pre-Refunded @ 90.35 (D)
        0.000%, 01/15/09                                                   1,000            694
   Los Angeles County, Antelope Valley
     Courthouse, Ser A, COP, AMBAC
     Callable 11/01/10 @ 100
        5.750%, 11/01/14                                                   2,685          3,017
   Los Angeles County, District Sanitation
     Authority, Capital Projects, Ser A, RB
     Callable 10/01/03 @ 102
        5.250%, 10/01/10                                                   1,000          1,054

-------------------------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2002                                  65



STATEMENT OF NET ASSETS (Unaudited)

CALIFORNIA MUNICIPAL BOND FUND (Continued)

-------------------------------------------------------------------------------------------------
                                                                     Face Amount     Market Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
   Los Angeles County, Schools
     Redevelopment Authority, Pooled
     Financing Program, Ser A, COP
        5.100%, 09/01/09                                                 $   830       $    907
        5.000%, 09/01/08                                                     625            683
   Los Angeles, Community Redevelopment
     Authority, Bunker Hill Project, Ser H,
     TA, FSA Callable 12/01/03 @ 102
        6.500%, 12/01/14                                                   2,125          2,319
   Los Angeles, Community Redevelopment
     Authority, Cinerama Dome Public
     Parking Project, RB, ACA Insured
        4.700%, 07/01/05                                                     510            537
        4.700%, 07/01/06                                                     505            535
   Los Angeles, Department of Water &
     Power, RB
        5.250%, 02/15/11                                                     375            395
   Los Angeles, Department of Water &
     Power, RB Pre-Refunded @ 101 (D)
        5.250%, 02/15/05                                                   1,065          1,165
   Los Angeles, GO Callable 09/01/10 @ 100
        5.000%, 09/01/15                                                   1,000          1,048
   Los Angeles, Metropolitan Transportation
     Authority, Ser A, RB, FGIC
     Callable 07/01/10 @ 101
        5.000%, 07/01/15                                                   2,000          2,095
   Los Angeles, Sonnelblick Del Rio West,
     COP, AMBAC
        5.375%, 11/01/10                                                   2,130          2,388
        5.000%, 11/01/05                                                   1,470          1,599
   Los Angeles, State Building Authority,
     Department of General Services,
     Ser A, RB
        5.500%, 05/01/07                                                   1,210          1,339
   Los Angeles, State Building Authority,
     Ser A, RB
        4.800%, 10/01/09                                                   1,000          1,071
   Morgan Hill, Unified School District,
     GO, FGIC
        5.000%, 08/01/09                                                   1,160          1,267
   Newport Mesa, Unified School District,
     Election 2000 Project, GO, MBIA
     Callable 08/01/11 @ 101
        5.000%, 08/01/15                                                   1,495          1,573
   Northern, Public Power Agency,
     Hydroelectric Project No. 1, Ser A,
     RB, MBIA Callable 07/01/02 @ 102
        6.250%, 07/01/12                                                   1,450          1,499
   Oakland, School District Authority, GO,
     FSA Callable 08/01/08 @ 101
        5.000%, 08/01/15                                                   1,775          1,850

-------------------------------------------------------------------------------------------------
                                                                     Face Amount     Market Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
   Ontario, Redevelopment Financing
     Authority, Project No. 1 Center City &
     Cimarron, RB, MBIA
        5.000%, 08/01/11                                                 $ 1,770       $  1,934
   Orange County, Sanitation District
     Authority, Ser B, COP (A) (B)
        1.300%, 08/01/30                                                     600            600
   Paramount, Redevelopment Agency,
     Custodial Receipts, TA, MBIA
     Callable 08/01/03 @ 102
        6.250%, 08/01/11                                                     500            538
        6.250%, 08/01/13                                                   1,335          1,435
        6.250%, 08/01/14                                                   1,485          1,595
        6.250%, 08/01/15                                                   2,000          2,148
   Richmond, Joint Powers Financing
     Authority, Port Terminal Lease Project,
     RB, ACA Insured
        4.350%, 06/01/06                                                   1,100          1,148
        4.250%, 06/01/05                                                     585            608
   Riverside County, Public Financing
     Authority, COP
        5.400%, 05/15/09                                                   3,800          3,952
   Riverside, Electric Authority, RB, FSA
     Callable 10/01/11
        5.250%, 10/01/13                                                   2,485          2,730
   Riverside, Special Tax Authority,
     Community Facilities Project, Ser A,
     SPA, MBIA Callable 09/01/11 @ 100
        5.500%, 09/01/15                                                   1,235          1,352
   Sacramento County, Sanitation District
     Authority, RB Callable 12/01/03
     @ 102 (E)
        5.000%, 12/01/16                                                   3,000          3,143
   Sacramento County, Sanitation District
     Authority, Ser A, RB
        5.750%, 12/01/06                                                   1,000          1,134
   Sacramento, Municipal Utility District,
     Electrical Project, Ser A, RB, MBIA
     Callable 08/15/02 @ 100
        5.750%, 08/15/13                                                   4,650          4,731
   Sacramento, Port District Authority,
     Port Improvements Project, RB
        5.000%, 07/01/08                                                   1,970          2,069
        4.875%, 07/01/06                                                   1,785          1,870
        4.750%, 07/01/04                                                   1,630          1,699
   San Bernardino, Redevelopment Agency,
     San Sevaine Redevelopment Project,
     Ser A, TA
        5.900%, 09/01/06                                                     315            331
        5.800%, 09/01/05                                                     315            331
        5.700%, 09/01/04                                                     200            208

-------------------------------------------------------------------------------------------------
66                                  SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2002


-------------------------------------------------------------------------------------------------
                                                                     Face Amount     Market Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
   San Diego County, Burnham Institute
     Project, COP
        5.150%, 09/01/06                                                 $ 1,300       $  1,381
        4.800%, 09/01/03                                                     600            621
        4.700%, 09/01/02                                                     200            202
   San Diego, Redevelopment Agency,
     Centre City Redevelopment Project,
     Ser A, RB
        5.450%, 09/01/09                                                     175            189
   San Diego, Redevelopment Agency,
     Centre City Redevelopment Project,
     Ser A, RB
        5.350%, 09/01/08                                                     175            190
   San Francisco Bay Area, Bridge Toll,
     TRAN, ACA Insured
        5.750%, 02/01/07                                                   2,725          2,991
   San Francisco Bay Area, Bridge Toll,
     TRAN, ACA Insured
        5.000%, 02/01/06                                                     500            533
   San Francisco (City & County), Airport
     Unrefunded Balance, Issue 4, RB,
     MBIA Callable 05/01/03 @ 102
        6.000%, 05/01/14                                                   2,095          2,215
   San Francisco (City & County),
     Redevelopment Finance Authority,
     Ser A, TA, FSA Callable 08/01/07 @ 101
        5.000%, 08/01/16                                                   2,990          3,087
   San Francisco, Redevelopment
     Financing Authority, Redevelopment
     Project, Ser A, TA, FSA
     Callable 08/01/07 @ 101
        5.000%, 08/01/15                                                   1,000          1,040
   San Francisco, State Building Authority,
     Civic Center Complex Project, Ser A,
     RB, AMBAC Callable 12/01/06 @ 102
        5.250%, 12/01/16                                                   2,000          2,128
   San Francisco, State University
     Foundation, Student Housing Project,
     RB, ACA Insured
        4.500%, 07/01/07                                                     265            277
   San Francisco, State University
     Foundation, Student Housing Project,
     RB, ACA Insured
        4.400%, 07/01/06                                                     425            445
   San Joaquin County, Capital Facilities
     Project, COP, MBIA
        5.500%, 11/15/13                                                   1,000          1,133
   San Joaquin Hills, Transportation
     Authority, Junior Lien Cabs Project,
     Zero Coupon, RB (E)
        0.000%, 01/01/09                                                   2,000          1,553

-------------------------------------------------------------------------------------------------
                                                                     Face Amount     Market Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
   San Jose, Redevelopment Agency,
     Merged Area Redevelopment Project,
     Ser B, TA Callable 08/01/03 @ 102
        5.750%, 08/01/11                                                 $ 1,000       $  1,054
   San Marcos, Public Facilities Authority,
     Senior Tax Increment Area 3 Project,
     Ser A, TA, MBIA
        4.900%, 10/01/07                                                     650            711
   Santa Maria, Water Systems Projects,
     COP, FGIC Callable 08/01/02 @ 102
        5.500%, 08/01/13                                                   1,250          1,289
   Stockton, Essential Services Building/
     Parking Facility, COP
        5.000%, 08/01/09                                                     280            300
        4.800%, 08/01/07                                                     155            166
   Sunnyvale, Water Financing Authority,
     RB, AMBAC Callable 10/01/11 @ 100
        5.250%, 10/01/13                                                   1,595          1,741
   Tracy, Area Public Facilities Financing,
     Community Facilities District No. 87-1-H,
     Special Tax, MBIA
     Callable 10/01/06 @ 102
        5.875%, 10/01/13                                                   1,900          2,140
   University of California, Multi-Purpose
     Project, Ser F, RB, FGIC
     Callable 09/01/06 @ 101
        5.000%, 09/01/16                                                   1,000          1,031
   Upland, Redevelopment Agency
     Authority, Tax Allocation Project, TA
     Callable 12/01/02 @ 100.5
        4.650%, 12/01/03                                                   3,500          3,588
   Ventura County, Public Financing
     Authority, COP, FSA
     Callable 08/15/09 @ 100
        5.250%, 08/15/14                                                   4,550          4,931
   Washington Township, Healthcare
     Project, RB
        4.400%, 07/01/06                                                   1,010          1,045
                                                                                      ----------
                                                                                        182,386
                                                                                      ----------
GUAM -- 1.5%
   Guam, Power Authority, Ser A, RB
        4.000%, 10/01/04                                                   1,000          1,035
   Guam, Ser A, GO, FSA
        5.500%, 12/01/10                                                   1,000          1,116
        5.500%, 12/01/11                                                   1,000          1,118
                                                                                      ----------
                                                                                          3,269
                                                                                      ----------

-------------------------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2002                                  67



STATEMENT OF NET ASSETS (Unaudited)

CALIFORNIA MUNICIPAL BOND FUND (Concluded)

-------------------------------------------------------------------------------------------------
                                                                     Face Amount     Market Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
PUERTO RICO -- 7.1%
   Puerto Rico Commonwealth,
     Aqueduct & Sewer Authority, RB (C)
        6.250%, 07/01/12                                                 $ 2,000       $  2,330
   Puerto Rico Commonwealth, Highway &
     Transportation Authority, Ser V, RB
     Callable 07/01/02 @ 101.5
        6.625%, 07/01/12                                                   1,500          1,548
   Puerto Rico Commonwealth, Highway &
     Transportation Authority,
     Ser W, RB, MBIA
        5.500%, 07/01/13                                                   3,400          3,804
   Puerto Rico Commonwealth, Highway &
     Transportation Authority, Ser X, RB, FSA
        5.500%, 07/01/15                                                   1,490          1,669
   Puerto Rico Commonwealth, Highway
     & Transportation Authority, Ser E,
     RB, FSA
        5.500%, 07/01/13                                                   1,500          1,682
   Puerto Rico Commonwealth, Public
     Improvement Authority, GO, FSA
        5.250%, 07/01/12                                                   1,000          1,106
   Puerto Rico Commonwealth, Public
     Improvement Authority, GO, MBIA
        5.250%, 07/01/12                                                   2,000          2,212
   Puerto Rico Commonwealth, Buildings
     Authority, Government Facilities,
     Ser C, RB
        5.500%, 07/01/12                                                     785            859
                                                                                      ----------
                                                                                         15,210
                                                                                      ----------
VIRGIN ISLANDS -- 5.3%
   Virgin Islands, Public Financing
     Authority, Gross Receipts Taxes Loan
     Note Project, Ser A, RB
        5.625%, 10/01/10                                                   2,335          2,516
   Virgin Islands, Public Financing
     Authority, Gross Receipts Taxes Loan
     Note Project, Ser A, RB
        5.000%, 10/01/03                                                     500            520
        5.000%, 10/01/04                                                   2,355          2,476
   Virgin Islands, Public Financing
     Authority, Matching Loan Notes
     Ser A, RB Pre-Refunded @ 102 (D)
        7.250%, 10/01/02                                                   1,000          1,054

-------------------------------------------------------------------------------------------------
                                                                     Face Amount     Market Value
Description                                                        ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------------------------
   Virgin Islands, Public Financing
     Authority, Senior Lien, Fund Loan
     Notes Project, Ser C, RB
        5.500%, 10/01/04                                                 $ 2,000       $  2,130
        5.000%, 10/01/03                                                   2,500          2,603
                                                                                       ---------
                                                                                         11,299
                                                                                       ---------
Total Municipal Bonds
   (Cost $202,288)                                                                      212,164
                                                                                       ---------
Total Investments -- 98.9%
   (Cost $202,288)                                                                      212,164
                                                                                       ---------
Other Assets & Liabilities, Net -- 1.1%                                                   2,410
                                                                                       ---------
NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 20,337,589 outstanding shares
   of beneficial interest                                                               204,690
Undistributed net investment income                                                          91
Accumulated net realized loss on investments                                                (83)
Net unrealized appreciation on investments                                                9,876
                                                                                       ---------
Total Net Assets -- 100.0%                                                              $214,574
                                                                                       =========

Net asset value, offering and redemption
   price per share -- Class A                                                            $10.55
                                                                                       =========

(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on February 28, 2002.
(B) Put and Demand Feature -- the date reported on the Statement of Net Assets is the final maturity date, not the next reset or put date.
(C) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(D) Pre-Refunded Security -- the maturity date shown is the pre-refunded date.
(E) Security is escrowed to maturity.
ABAG -- Association of Bay Area Governments
ACA -- American Capital Access
AMBAC -- American Municipal Bond Assurance Company
BAN -- Bond Anticipation Note
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assistance
GO -- General Obligation
MBIA -- Municipal Bond Insurance Company
RB -- Revenue Bond Ser -- Series
SPA -- Special Assessment
TA -- Tax Allocation
TRAN -- Tax & Revenue Anticipation Note

The accompanying notes are an integral part of the financial statements.
-------------------------------------------------------------------------------------------------
68                                  SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2002


                       This page intentionally left blank.

STATEMENTS OF OPERATIONS ($ Thousands)


For the six month period ended February 28, 2002 (Unaudited

--------------------------------------------------------------------------------------------------------------------------------
                                                                      CALIFORNIA        INSTITUTIONAL          MASSACHUSETTS
                                                  TAX FREE            TAX EXEMPT             TAX FREE               TAX FREE
                                                      FUND                  FUND                 FUND                 FUND(2)
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest Income                                  $8,046                  $302              $13,928                   $612
--------------------------------------------------------------------------------------------------------------------------------

EXPENSES:
   Management Fees                                   1,483                    41                2,538                     80
   Investment Advisory Fees                            149                     6                  255                     13
   Custodian/Wire Agent Fees                            36                     1                   54                      3
   Professional Fees                                    37                     1                   60                      4
   Pricing Fees                                          1                    --                    1                     --
   Registration Fees                                    44                     2                   85                      7
   Trustee Fees                                          5                     1                    7                     --
   Shareholder Servicing Fees(1)                     1,030                    59                1,871                    105
   Printing Fees                                        40                     2                   53                      4
   Insurance Fees                                        1                    --                    1                     --
   Other Expenses                                        1                    --                    6                     --
--------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                    2,827                   113                4,931                    216
   Less, Waiver of:
     Management Fees                                    --                    (3)                (736)                   (25)
     Shareholder Servicing Fees(1)                    (975)                  (29)              (1,415)                    --
--------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                      1,852                    81                2,780                    191
--------------------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME                             6,194                   221               11,148                    421
--------------------------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
   Net Realized Gain (Loss) on Investments              (1)                   --                   (1)                    (2)
   Net Change in Unrealized Depreciation
     on Investments                                     --                    --                   --                     --
--------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS                                $6,193                  $221              $11,147                   $419
--------------------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are either $0 or have been rounded to $0.
(1) Includes class specific distribution expenses.
(2) The Massachusetts Tax Free Fund commenced operations on May 16, 2001.


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
70                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2002


    PENNSYLVANIA     INTERMEDIATE-      PENNSYLVANIA      MASSACHUSETTS        NEW JERSEY        NEW YORK     CALIFORNIA
        TAX FREE    TERM MUNICIPAL         MUNICIPAL          MUNICIPAL         MUNICIPAL       MUNICIPAL      MUNICIPAL
            FUND              FUND         BOND FUND          BOND FUND         BOND FUND       BOND FUND      BOND FUND
-------------------------------------------------------------------------------------------------------------------------
             $414          $21,462          $3,237                $924             $1,567        $1,539           $4,671
-------------------------------------------------------------------------------------------------------------------------

               77            1,134             128                  49                 88            84              245
                8            1,323             225                  58                114            99              317
                2               36               4                   1                  3             2                8
                2               46               6                   2                  3             3               10
               --               57               7                   2                  4             4               12
                5               38               7                   2                  4             3               16
               --                6               1                   1                  1             1                1
               57            1,182             178                  51                 92            88              256
                1               45               6                   2                  3             2                6
               --                1              --                  --                 --            --               --
                2                2              --                  --                 --            --                1
-------------------------------------------------------------------------------------------------------------------------
              154            3,870             562                 168                312           286              872
-------------------------------------------------------------------------------------------------------------------------

              (22)             (91)            (76)                 (4)                (7)           (5)             (22)
              (38)            (946)           (144)                (41)               (85)          (71)            (236)
-------------------------------------------------------------------------------------------------------------------------
               94            2,833             342                 123                220           210              614
-------------------------------------------------------------------------------------------------------------------------
              320           18,629           2,895                 801              1,347         1,329            4,057
-------------------------------------------------------------------------------------------------------------------------

               --            2,809             546                 219                354            37              299

               --           (2,401)           (259)               (283)              (208)          (42)            (564)
-------------------------------------------------------------------------------------------------------------------------

             $320          $19,037          $3,182                $737             $1,493        $1,324           $3,792
-------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2002                 71

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)


For the six month period ended February 28, 2002 (Unaudited) and the year ended August 31, 2001

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                       CALIFORNIA
                                                               TAX FREE FUND                          TAX EXEMPT FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                     09/01/01 to        09/01/00 to           09/01/01 to      09/01/00 to
                                                        02/28/02           08/31/01              02/28/02         08/31/01
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
   Net Investment Income                                 $ 6,194          $  28,781               $   221           $  813
   Net Realized Gain (Loss) on Investments                    (1)                 1                    --               (2)
   Net Change in Unrealized Appreciation
     (Depreciation) of Investments                            --                 --                    --               --
-------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting
      from Operations                                      6,193             28,782                   221              811
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income
     Class A                                              (6,204)           (28,785)                 (164)            (611)
     Class B                                                  --                 --                    (4)             (86)
     Class C                                                  --                 --                   (52)            (116)
   Net Capital Gains
     Class A                                                  --                 --                    --               --
     Class B                                                  --                 --                    --               --
     Class C                                                  --                 --                    --               --
-------------------------------------------------------------------------------------------------------------------------------
   Total Distributions                                    (6,204)           (28,785)                 (220)            (813)
-------------------------------------------------------------------------------------------------------------------------------
TRANSACTIONS (1):
   CLASS A:
   Proceeds from Shares Issued                         2,658,566          5,707,510                54,296           85,187
   Reinvestment of Cash Distributions                      3,161             11,488                    86              265
   Cost of Shares Redeemed                            (2,652,007)        (5,822,695)              (50,248)         (86,750)
-------------------------------------------------------------------------------------------------------------------------------
   Total Class A Share Transactions                        9,720           (103,697)                4,134           (1,298)
-------------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                                --                 --                 1,195           10,573
   Reinvestment of Cash Distributions                         --                 --                     2               63
   Cost of Shares Redeemed                                    --                 --                (2,685)          (9,729)
-------------------------------------------------------------------------------------------------------------------------------
   Total Class B Share Transactions                           --                 --                (1,488)             907
-------------------------------------------------------------------------------------------------------------------------------
   CLASS C:
   Proceeds from Shares Issued                                --                 --                16,423           18,880
   Reinvestment of Cash Distributions                         --                 --                    --               --
   Cost of Shares Redeemed                                    --                 --               (12,634)         (13,202)
-------------------------------------------------------------------------------------------------------------------------------
   Total Class C Share Transactions                           --                 --                 3,789            5,678
-------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from
      Share Transactions                                   9,720           (103,697)                6,435            5,287
-------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets                 9,709           (103,700)                6,436            5,285
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                   790,390            894,090                30,169           24,884
-------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                        $800,099          $ 790,390               $36,605         $ 30,169
===============================================================================================================================
(1) For Capital Share Transactions see footnote 7 in the notes to the financial statements.
(2) The Massachusetts Tax Free Fund - Class B commenced operations on May 16, 2001.
(3) The Pennsylvania Tax Free Fund - Class B commenced operations on April 2, 2001.
Amounts designated as "--" are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
72                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2002

-----------------------------------------------------------------------------------------------------------------------------------
         INSTITUTIONAL                     MASSACHUSETTS                    PENNSYLVANIA                    INTERMEDIATE-TERM
         TAX FREE FUND                    TAX FREE FUND(2)                 TAX FREE FUND(3)                   MUNICIPAL FUND
-----------------------------------------------------------------------------------------------------------------------------------
09/01/01 to       09/01/00 to     09/01/01 to      09/01/00 to    09/01/01 to     09/01/00 to        09/01/01 to     09/01/00 to
   02/28/02          08/31/01        02/28/02         08/31/01       02/28/02        08/31/01           02/28/02        08/31/01
-----------------------------------------------------------------------------------------------------------------------------------
  $  11,148          $ 39,004        $   421        $      470         $  320      $    1,756          $  18,629        $ 38,015
         (1)                6             (2)               (1)            --               1              2,809           5,806
         --                --             --                --             --              --             (2,401)         32,949
-----------------------------------------------------------------------------------------------------------------------------------
     11,147            39,010            419               469            320           1,757             19,037          76,770
-----------------------------------------------------------------------------------------------------------------------------------

     (9,370)          (32,376)            --                --           (245)         (1,709)           (18,718)        (37,998)
     (1,604)           (5,041)          (420)             (471)           (79)            (48)                --              --
       (224)           (1,700)            --                --             --              --                 --              --

         --                --             --                --             --              --             (5,059)             --
         --                --             --                --             --              --                 --              --
         --                --             --                --             --              --                 --              --
-----------------------------------------------------------------------------------------------------------------------------------
    (11,198)          (39,117)          (420)             (471)          (324)         (1,757)           (23,777)        (37,998)
-----------------------------------------------------------------------------------------------------------------------------------

  3,199,099         5,977,741             --                --         26,762          96,117            197,799         416,845
      3,063             6,671             --                --             80           1,039             20,523          32,511
 (3,043,080)       (5,725,954)            --                --        (34,617)       (129,664)          (237,468)       (334,656)
-----------------------------------------------------------------------------------------------------------------------------------
    159,082           258,458             --                --         (7,775)        (32,508)           (19,146)        114,700
-----------------------------------------------------------------------------------------------------------------------------------

    439,164           670,009         98,045           140,640         27,288          14,932                 --              --
        955             2,024              1                --             40              --                 --              --
-----------------------------------------------------------------------------------------------------------------------------------
   (400,104)         (578,049)      (113,095)          (57,857)       (19,007)         (8,966)                --              --
-----------------------------------------------------------------------------------------------------------------------------------
     40,015            93,984        (15,049)           82,783          8,321           5,966                 --              --
-----------------------------------------------------------------------------------------------------------------------------------
    153,915           436,667             --                --             --              --                 --              --
         --                --             --                --             --              --                 --              --
   (148,045)         (458,808)            --                --             --              --                 --              --
-----------------------------------------------------------------------------------------------------------------------------------
      5,870           (22,141)            --                --             --              --                 --              --
-----------------------------------------------------------------------------------------------------------------------------------
    204,967           330,301        (15,049)           82,783            546         (26,542)           (19,146)        114,700
-----------------------------------------------------------------------------------------------------------------------------------
    204,916           330,194        (15,050)           82,781            542         (26,542)           (23,886)        153,472
-----------------------------------------------------------------------------------------------------------------------------------
  1,254,697           924,503         82,781                --         43,033          69,575            996,869         843,397
-----------------------------------------------------------------------------------------------------------------------------------
 $1,459,613        $1,254,697        $67,731          $ 82,781        $43,575       $  43,033           $972,983       $ 996,869
===================================================================================================================================

--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2002                 73

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)


For the six month period ended February 28, 2002 (Unaudited) and the year ended August 31, 2001

------------------------------------------------------------------------------------------------------------------------------------
                                                            PENNSYLVANIA                                MASSACHUSETTS
                                                         MUNICIPAL BOND FUND                         MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                  09/01/01 to           09/01/00 to           09/01/01 to           09/01/00 to
                                                     02/28/02              08/31/01              02/28/02              08/31/01
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
   Net Investment Income                              $ 2,895               $ 5,823                $  801               $ 1,492
   Net Realized Gain (Loss) on Investments                546                   (53)                  219                    84
   Net Change in Unrealized Appreciation
      (Depreciation) of Investments                      (259)                4,367                  (283)                1,718
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting
      from Operations                                   3,182                10,137                   737                 3,294
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income
     Class A                                           (1,260)               (2,348)                 (798)               (1,492)
     Class B                                           (1,599)               (3,483)                   --                    --
     Class C                                               --                    --                    --                    --
   Net Capital Gains
     Class A                                               --                    --                   (41)                   --
     Class B                                               --                    --                    --                    --
     Class C                                               --                    --                    --                    --
------------------------------------------------------------------------------------------------------------------------------------
   Total Distributions                                 (2,859)               (5,831)                 (839)               (1,492)
------------------------------------------------------------------------------------------------------------------------------------
TRANSACTIONS (1):
   CLASS A:
   Proceeds from Shares Issued                         16,093                28,556                 9,407                17,751
   Reinvestment of Cash Distributions                   1,180                 2,210                   807                 1,441
   Cost of Shares Redeemed                            (14,974)              (17,883)              (13,307)               (9,737)
------------------------------------------------------------------------------------------------------------------------------------
   Total Class A Share Transactions                     2,299                12,883                (3,093)                9,455
------------------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                         10,837                13,833                    --                    --
   Reinvestment of Cash Distributions                     383                   768                    --                    --
   Cost of Shares Redeemed                            (10,882)              (23,981)                   --                    --
------------------------------------------------------------------------------------------------------------------------------------
   Total Class B Share Transactions                       338                (9,380)                   --                    --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from
     Share Transactions                                 2,637                 3,503                (3,093)                9,455
------------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets              2,960                 7,809                (3,195)               11,257
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                129,722               121,913                43,221                31,964
------------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                     $132,682              $129,722               $40,026               $43,221
------------------------------------------------------------------------------------------------------------------------------------
(1) For Capital Share Transactions see footnote 7 in the notes to the financial statements.
Amounts designated as "--" are zero or have been rounded to zero.


The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
74                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2002



                NEW JERSEY                                   NEW YORK                              CALIFORNIA
            MUNICIPAL BOND FUND                         MUNICIPAL BOND FUND                    MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
 09/01/01 to             09/01/00 to         09/01/01 to          09/01/00 to        09/01/01 to           09/01/00 to
    02/28/02                08/31/01            02/28/02             08/31/01           02/28/02              08/31/01
------------------------------------------------------------------------------------------------------------------------------------
      $ 1,347                $ 2,648             $ 1,329             $  2,292          $   4,057              $ 8,243
          354                    329                  37                  126                299                2,134
         (208)                 2,752                 (42)               3,027               (564)               5,810
------------------------------------------------------------------------------------------------------------------------------------
        1,493                  5,729               1,324                5,445              3,792               16,187
------------------------------------------------------------------------------------------------------------------------------------

       (1,347)                (2,649)             (1,331)              (2,289)            (4,034)              (8,241)
           --                     --                  --                   --                 --                  --
           --                     --                  --                   --                 --                  --

         (161)                    --                (141)                 (44)            (2,064)                 --
           --                     --                  --                   --                 --                  --
           --                     --                  --                   --                 --                  --
------------------------------------------------------------------------------------------------------------------------------------
       (1,508)                (2,649)             (1,472)              (2,333)            (6,098)              (8,241)
------------------------------------------------------------------------------------------------------------------------------------

       17,193                 37,922              18,803               36,102             42,138              109,947
        1,445                  2,546               1,439                2,279              5,560                7,845
      (15,342)               (26,035)            (13,384)             (21,585)           (41,879)             (87,005)
------------------------------------------------------------------------------------------------------------------------------------
        3,296                 14,433               6,858               16,796              5,819               30,787
------------------------------------------------------------------------------------------------------------------------------------
           --                     --                  --                   --                 --                   --
           --                     --                  --                   --                 --                   --
           --                     --                  --                   --                 --                   --
------------------------------------------------------------------------------------------------------------------------------------
           --                     --                  --                   --                 --                   --
------------------------------------------------------------------------------------------------------------------------------------
        3,296                 14,433               6,858               16,796              5,819               30,787
------------------------------------------------------------------------------------------------------------------------------------
        3,281                 17,513               6,710               19,908              3,513               38,733
------------------------------------------------------------------------------------------------------------------------------------

       74,785                 57,272              69,207               49,299            211,061              172,328
------------------------------------------------------------------------------------------------------------------------------------
      $78,066                $74,785             $75,917             $ 69,207           $214,574             $211,061
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2002                 75

Financial Highlights


For the six month period ended February 28, 2002 (Unaudited) and the years ended August 31, For a Share Outstanding Throughout the Periods

------------------------------------------------------------------------------------------------------------------------------
                                     Net Realized
                                              and
           Net Asset                   Unrealized  Distributions  Distributions
              Value,           Net          Gains       from Net       from Net                    Net Asset
           Beginning    Investment    (Losses) on     Investment       Realized          Total    Value, End        Total
           of Period        Income    Investments         Income           Gain  Distributions     of Period      Return+
------------------------------------------------------------------------------------------------------------------------------
TAX FREE FUND
   CLASS A
   2002*       $1.00        $0.008          $  --        $(0.008)         $  --        $(0.008)        $1.00         0.76%
   2001         1.00         0.033             --         (0.033)            --         (0.033)         1.00         3.30
   2000         1.00         0.035             --         (0.035)            --         (0.035)         1.00         3.58
   1999         1.00         0.029             --         (0.029)            --         (0.029)         1.00         2.94
   1998         1.00         0.033             --         (0.033)            --         (0.033)         1.00         3.30
   1997         1.00         0.033             --         (0.033)            --         (0.033)         1.00         3.31
CALIFORNIA TAX EXEMPT FUND

   CLASS A
   2002*       $1.00        $0.007          $  --        $(0.007)         $  --        $(0.007)        $1.00         0.71%
   2001         1.00         0.029             --         (0.029)            --         (0.029)         1.00         2.90
   2000         1.00         0.031             --         (0.031)            --         (0.031)         1.00         3.19
   1999         1.00         0.027             --         (0.027)            --         (0.027)         1.00         2.78
   1998         1.00         0.032             --         (0.032)            --         (0.032)         1.00         3.20
   1997         1.00         0.033             --         (0.033)            --         (0.033)         1.00         3.30
   CLASS B
   2002*       $1.00        $0.005          $  --        $(0.005)         $  --        $(0.005)        $1.00         0.56%
   2001         1.00         0.026             --         (0.026)            --         (0.026)         1.00         2.59
   2000         1.00         0.028             --         (0.028)            --         (0.028)         1.00         2.88
   1999 (1)     1.00         0.014             --         (0.014)            --         (0.014)         1.00         1.43
   CLASS C
   2002*       $1.00        $0.005          $  --        $(0.005)         $  --        $(0.005)        $1.00         0.46%
   2001         1.00         0.024             --         (0.024)            --         (0.024)         1.00         2.39
   2000 (2)     1.00         0.005             --         (0.005)            --         (0.005)         1.00         0.55
INSTITUTIONAL TAX FREE FUN

   CLASS A
   2002*       $1.00        $0.008          $  --        $(0.008)         $  --        $(0.008)        $1.00         0.83%
   2001         1.00         0.034             --         (0.034)            --         (0.034)         1.00         3.45
   2000         1.00         0.037             --         (0.037)            --         (0.037)         1.00         3.72
   1999         1.00         0.030             --         (0.030)            --         (0.030)         1.00         3.08
   1998         1.00         0.034             --         (0.034)            --         (0.034)         1.00         3.46
   1997         1.00         0.034             --         (0.034)            --         (0.034)         1.00         3.44
   CLASS B
   2002*       $1.00        $0.007          $  --        $(0.007)         $  --        $(0.007)        $1.00         0.68%
   2001         1.00         0.031             --         (0.031)            --         (0.031)         1.00         3.14
   2000         1.00         0.034             --         (0.034)            --         (0.034)         1.00         3.42
   1999         1.00         0.027             --         (0.027)            --         (0.027)         1.00         2.78
   1998         1.00         0.031             --         (0.031)            --         (0.031)         1.00         3.15
   1997         1.00         0.031             --         (0.031)            --         (0.031)         1.00         3.13
   CLASS C
   2002*       $1.00        $0.006          $  --        $(0.006)         $  --        $(0.006)        $1.00         0.58%
   2001         1.00         0.029             --         (0.029)            --         (0.029)         1.00         2.94
   2000         1.00         0.032             --         (0.032)            --         (0.032)         1.00         3.21
   1999         1.00         0.025             --         (0.025)            --         (0.025)         1.00         2.57
   1998         1.00         0.029             --         (0.029)            --         (0.029)         1.00         2.94
   1997         1.00         0.029             --         (0.029)            --         (0.029)         1.00         2.93

---------------------------------------------------------------------------------------
                                                                           Ratio of Net
                                                 Ratio of                    Investment
                                                 Expenses  Ratio of Net          Income
                                    Ratio of   to Average    Investment      to Average
                    Net Assets      Expenses   Net Assets        Income      Net Assets
                 End of Period    to Average   (Excluding    to Average      (Excluding
                  ($ Thousands)   Net Assets     Waivers)    Net Assets        Waivers)
---------------------------------------------------------------------------------------
TAX FREE FUND
   CLASS A
   2002*            $  800,099          0.45%        0.69%         1.50%           1.26%
   2001                790,390          0.45         0.69          3.26            3.02
   2000                894,090          0.45         0.69          3.56            3.32
   1999                652,210          0.45         0.67          2.89            2.67
   1998                543,276          0.45         0.68          3.25            3.02
   1997                431,016          0.45         0.69          3.26            3.02
CALIFORNIA TAX EXEMPT FUND

   CLASS A
   2002*            $   25,185          0.28%        0.55%         1.41%           1.14%
   2001                 21,051          0.28         0.55          2.85            2.58
   2000                 22,350          0.28         0.58          3.13            2.83
   1999                 22,356          0.28         0.56          2.70            2.42
   1998                 39,508          0.28         0.55          3.17            2.90
   1997                 51,314          0.28         0.57          3.26            2.97
   CLASS B
   2002*            $       16          0.58%        0.60%         1.37%           1.35%
   2001                  1,503          0.58         0.60          2.41            2.39
   2000                    596          0.58         0.63          2.84            2.79
   1999 (1)                508          0.58         0.60          2.42            2.40
   CLASS C
   2002*            $   11,404          0.78%        0.80%         0.89%           0.87%
   2001                  7,615          0.78         0.80          2.24            2.22
   2000 (2)              1,938          0.78         0.83          2.93            2.88
INSTITUTIONAL TAX FREE FUND

   CLASS A
   2002*            $1,173,215          0.33%        0.69%         1.65%           1.29%
   2001              1,014,175          0.33         0.69          3.33            2.97
   2000                755,806          0.33         0.69          3.65            3.29
   1999                785,954          0.33         0.68          3.03            2.68
   1998                813,261          0.33         0.68          3.39            3.04
   1997                999,946          0.33         0.69          3.39            3.03
   CLASS B
   2002*            $  248,612          0.63%        0.74%         1.33%           1.22%
   2001                208,604          0.63         0.74          3.02            2.91
   2000                114,633          0.63         0.74          3.45            3.34
   1999                 57,310          0.63         0.73          2.74            2.64
   1998                 95,004          0.63         0.73          3.06            2.96
   1997                 34,783          0.63         0.73          3.10            3.00
   CLASS C
   2002*            $   37,786          0.83%        0.94%         1.15%           1.04%
   2001                 31,918          0.83         0.94          2.94            2.83
   2000                 54,064          0.83         0.94          3.16            3.05
   1999                 38,022          0.83         0.93          2.52            2.42
   1998                 22,676          0.83         0.93          2.89            2.79
   1997                  9,382          0.83         0.95          2.85            2.73

--------------------------------------------------------------------------------
76                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2002

----------------------------------------------------------------------------------------------------------------------------
                                     Net Realized
                                              and
           Net Asset                   Unrealized  Distributions  Distributions
              Value,           Net          Gains       from Net       from Net                    Net Asset
           Beginning    Investment    (Losses) on     Investment       Realized          Total    Value, End       Total
           of Period        Income    Investments         Income           Gain  Distributions     of Period     Return+
----------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS TAX FREE FUND
   CLASS B
   2002*       $1.00        $0.006           $ --        $(0.006)          $ --        $(0.006)       $ 1.00        0.60%
   2001 (3)     1.00         0.006             --         (0.006)            --         (0.006)         1.00        0.58
PENNSYLVANIA TAX FREE FUND

   CLASS A
   2002*       $1.00        $0.008           $ --        $(0.008)          $ --        $(0.008)       $ 1.00        0.80%
   2001         1.00         0.034             --         (0.034)            --         (0.034)         1.00        3.47
   2000         1.00         0.036             --         (0.036)            --         (0.036)         1.00        3.66
   1999         1.00         0.030             --         (0.030)            --         (0.030)         1.00        3.10
   1998         1.00         0.034             --         (0.034)            --         (0.034)         1.00        3.41
   1997         1.00         0.033             --         (0.033)            --         (0.033)         1.00        3.39
   CLASS B
   2002*       $1.00        $0.006           $ --        $(0.006)          $ --        $(0.006)       $ 1.00        0.65%
   2001 (4)     1.00         0.011             --         (0.011)            --         (0.011)         1.00        1.11
INTERMEDIATE-TERM MUNICIPAL FUND

   CLASS A
   2002*      $11.29         $0.22        $    --         $(0.22)        $(0.06)       $ (0.28)       $11.23        1.99%
   2001        10.83          0.46           0.46          (0.46)            --          (0.46)        11.29        8.64
   2000        10.70          0.45           0.14          (0.45)         (0.01)         (0.46)        10.83        5.72
   1999        11.08          0.44          (0.37)         (0.44)         (0.01)         (0.45)        10.70        0.67
   1998        10.77          0.46           0.31          (0.46)            --          (0.46)        11.08        7.20
   1997        10.45          0.48           0.32          (0.48)            --          (0.48)        10.77        7.93
PENNSYLVANIA MUNICIPAL BOND FUND

   CLASS A
   2002*      $10.73         $0.23         $ 0.02         $(0.23)          $ --        $ (0.23)       $10.75        2.39%
   2001        10.37          0.49           0.36          (0.49)            --          (0.49)        10.73        8.35
   2000        10.29          0.48           0.09          (0.48)         (0.01)         (0.49)        10.37        5.76
   1999        10.75          0.48          (0.41)         (0.48)         (0.05)         (0.53)        10.29        0.65
   1998 (5)    10.72          0.01           0.03          (0.01)            --          (0.01)        10.75        0.26
   CLASS B
   2002*      $10.73         $0.24         $ 0.02         $(0.24)          $ --        $ (0.24)       $10.75        2.45%
   2001        10.36          0.50           0.37          (0.50)            --          (0.50)        10.73        8.58
   2000        10.29          0.49           0.08          (0.49)         (0.01)         (0.50)        10.36        5.78
   1999        10.76          0.49          (0.42)         (0.49)         (0.05)         (0.54)        10.29        0.68
   1998        10.58          0.52           0.22          (0.52)         (0.04)         (0.56)        10.76        7.24
   1997        10.48          0.53           0.29          (0.53)         (0.19)         (0.72)        10.58        8.08

------------------------------------------------------------------------------------------------------
                                                                               Ratio of Net
                                                   Ratio                        Investment
                                                 of Expenses  Ratio of Net      Income to
                                     Ratio of    to Average     Investment       Average
                    Net Assets       Expenses    Net Assets      Income         Net Assets   Portfolio
                 End of Period     to Average    (Excluding    to Average       (Excluding    Turnover
                 ($ Thousands)     Net Assets     Waivers)     Net Assets        Waivers)        Rate
------------------------------------------------------------------------------------------------------
MASSACHUSETTS TAX FREE FUND
   CLASS B
   2002*              $ 67,731          0.55%        0.62%         1.21%           1.14%        n/a
   2001 (3)             82,781          0.55         0.67          1.95            1.83         n/a
PENNSYLVANIA TAX FREE FUND

   CLASS A
   2002*              $ 29,289          0.35%        0.70%         1.60%           1.25%        n/a
   2001                 37,067          0.35         0.72          3.54            3.17         n/a
   2000                 69,575          0.35         0.69          3.68            3.34         n/a
   1999                 34,098          0.35         0.69          3.04            2.70         n/a
   1998                 50,068          0.35         0.68          3.36            3.03         n/a
   1997                 49,563          0.35         0.71          3.33            2.97         n/a
   CLASS B
   2002*              $ 14,286          0.65%        0.75%         1.22%           1.12%        n/a
   2001 (4)              5,966          0.65         0.77          2.51            2.39         n/a
INTERMEDIATE-TERM MUNICIPAL FUND

   CLASS A
   2002*              $972,983          0.60%        0.87%         3.94%           3.67%       9.66%
   2001                996,869          0.60         0.87          4.14            3.87       36.59
   2000                843,397          0.60         0.88          4.27            3.99       17.99
   1999                647,240          0.60         0.87          4.03            3.76       30.25
   1998                516,324          0.60         0.88          4.23            3.95        8.98
   1997                259,238          0.60         0.88          4.53            4.25       16.02
PENNSYLVANIA MUNICIPAL BOND FUND

   CLASS A
   2002*              $ 61,296          0.60%        0.85%         4.43%           4.18%      20.15%
   2001                 58,855          0.60         0.85          4.61            4.36       34.80
   2000                 44,170          0.60         0.86          4.75            4.49       30.91
   1999                 18,785          0.60         0.83          4.53            4.30       16.64
   1998 (5)                333          0.60         0.79          4.56            4.25       26.85
   CLASS B
   2002*              $ 71,386          0.48%        0.90%         4.56%           4.14%      20.15%
   2001                 70,867          0.48         0.90          4.73            4.31       34.80
   2000                 77,743          0.48         0.91          4.83            4.40       30.91
   1999                104,869          0.48         0.87          4.61            4.22       16.64
   1998                101,029          0.48         0.86          4.87            4.49       26.85
   1997                 98,079          0.48         0.86          5.08            4.70       34.48

 *  For the six month period ended February 28, 2002. All ratios for the period have been annualized.
 +  Total return is for the period indicated and has not been annualized.
(1) The California Tax Exempt Fund -- Class B commenced operations on January 27, 1999.
    All ratios for the period have been annualized.
(2) The California Tax Exempt Fund -- Class C commenced operations on June 26, 2000.
    All ratios for the period have been annualized.
(3) The Massachusetts Tax Free Fund -- Class B commenced operations on May 16, 2001.
    All ratios for the period have been annualized.
(4) The Pennsylvania Tax Free Fund -- Class B commenced operations on April 2, 2001.
    All ratios for the period have been annualized.
(5) The Pennsylvania Municipal Bond Fund -- Class A commenced operations on August 25, 1998.
    All ratios for the period have been annualized.
Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2002                 77

Financial Highlights


For the six month period ended February 28, 2002 (Unaudited) and the year ended August 31, 2001 For a Share Outstanding Throughout the Periods

----------------------------------------------------------------------------------------------------------------------------
                                     Net Realized
                                              and
           Net Asset                   Unrealized  Distributions  Distributions
              Value,           Net          Gains       from Net       from Net                    Net Asset
           Beginning    Investment    (Losses) on     Investment       Realized          Total    Value, End       Total
           of Period        Income    Investments         Income           Gain  Distributions     of Period     Return+
----------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS MUNICIPAL BOND FUND

   CLASS A
   2002*      $10.34         $0.20         $(0.04)        $(0.19)        $(0.01)        $(0.20)       $10.30        1.66%
   2001         9.86          0.41           0.48          (0.41)            --          (0.41)        10.34        9.19
   2000         9.72          0.40           0.14          (0.40)            --          (0.40)         9.86        5.74
   1999        10.05          0.34          (0.33)         (0.34)            --          (0.34)         9.72        0.07
   1998 (1)    10.00            --           0.05             --             --             --         10.05        0.53
NEW JERSEY MUNICIPAL BOND FUND
   CLASS A
   2002*      $10.40         $0.19         $ 0.02         $(0.19)        $(0.02)        $(0.21)       $10.40        2.06%
   2001         9.95          0.40           0.45          (0.40)            --          (0.40)        10.40        8.78
   2000         9.86          0.39           0.09          (0.39)            --          (0.39)         9.95        4.99
   1999        10.05          0.32          (0.19)         (0.32)            --          (0.32)         9.86        1.29
   1998 (2)    10.00          0.01           0.05          (0.01)            --          (0.01)        10.05        0.58
NEW YORK MUNICIPAL BOND FUND

   CLASS A
   2002*      $10.50         $0.20         $(0.02)        $(0.20)        $(0.02)        $(0.22)       $10.46        1.72%
   2001         9.96          0.41           0.55          (0.41)         (0.01)         (0.42)        10.50        9.80
   2000         9.77          0.39           0.19          (0.39)            --          (0.39)         9.96        6.15
   1999        10.05          0.35          (0.28)         (0.35)            --          (0.35)         9.77        0.68
   1998 (3)    10.00            --           0.05             --             --             --         10.05        0.55
CALIFORNIA MUNICIPAL BOND FUND

   CLASS A
   2002*      $10.67         $0.21         $(0.01)        $(0.21)        $(0.11)        $(0.32)       $10.55        1.86%
   2001        10.27          0.42           0.40          (0.42)            --          (0.42)        10.67        8.20
   2000         9.96          0.40           0.31          (0.40)            --          (0.40)        10.27        7.39
   1999        10.07          0.33          (0.09)         (0.33)         (0.02)         (0.35)         9.96        2.40
   1998 (4)    10.00          0.01           0.07          (0.01)            --          (0.01)        10.07        0.78

---------------------------------------------------------------------------------------------------
                                                                           Ratio of Net
                                                 Ratio of                    Investment
                                                 Expenses  Ratio of Net          Income
                                    Ratio of   to Average    Investment      to Average
                    Net Assets      Expenses   Net Assets        Income      Net Assets   Portfolio
                 End of Period    to Average   (Excluding    to Average      (Excluding    Turnover
                 ($ Thousands)    Net Assets     Waivers)    Net Assets        Waivers)        Rate
---------------------------------------------------------------------------------------------------
MASSACHUSETTS MUNICIPAL BOND FUND
   CLASS A
   2002*             $ 40,026          0.60%        0.86%         3.79%           3.53%      10.26%
   2001                43,221          0.60         0.87          4.05            3.78       19.36
   2000                31,964          0.60         0.88          4.19            3.91       24.62
   1999                17,840          0.60         0.93          3.57            3.24       13.76
   1998 (1)             1,040          0.60         0.87          1.13            0.86       11.35
NEW JERSEY MUNICIPAL BOND FUND

   CLASS A
   2002*             $ 78,066          0.60%        0.87%         3.67%           3.40%      15.82%
   2001                74,785          0.60         0.87          3.99            3.72       24.57
   2000                57,272          0.60         0.88          4.02            3.74       83.16
   1999                24,513          0.60         0.91          3.26            2.95       25.41
   1998 (2)             1,105          0.60         0.87          2.93            2.66          --
NEW YORK MUNICIPAL BOND FUND

   CLASS A
   2002*             $ 75,917          0.60%        0.86%         3.79%           3.53%       1.79%
   2001                69,207          0.60         0.86          3.99            3.73       15.60
   2000                49,299          0.60         0.88          4.10            3.82        2.97
   1999                21,562          0.60         0.92          3.60            3.28       17.85
   1998 (3)             1,375          0.60         0.87          2.27            2.00        0.92
CALIFORNIA MUNICIPAL BOND FUND

   CLASS A
   2002*             $214,574          0.60%        0.87%         3.97%           3.70%       7.45%
   2001               211,061          0.60         0.88          4.07            3.79       42.81
   2000               172,328          0.60         0.87          4.12            3.85       37.16
   1999                64,469          0.60         0.90          3.43            3.13      105.21
   1998 (4)             2,158          0.60         0.87          2.73            2.46          --

 *  For the six month period ended February 28, 2002. All ratios for the period have been annualized.
 +  Total return is for the period indicated and has not been annualized.
(1) The Massachusetts Municipal Bond Fund -- Class A commenced operations on
    August 19, 1998. All ratios for the period have been annualized.
(2) The New Jersey Municipal Bond Fund -- Class A commenced operations on August 18, 1998.
    All ratios for the period have been annualized.
(3) The New York Municipal Bond Fund -- Class A commenced operations on August 18, 1998.
    All ratios for the period have been annualized.
(4) The California Municipal Bond Fund -- Class A commenced operations on August 19, 1998.
    All ratios for the period have been annualized.
Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
78                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2002

Notes to Financial Statements
February 28, 2002 (Unaudited)


1. ORGANIZATION
SEI Tax Exempt Trust (the "Trust"), was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with twelve funds: the Tax Free Fund, the California Tax Exempt Fund, the Institutional Tax Free Fund, the Massachusetts Tax Free Fund, the Pennsylvania Tax Free Fund, the Ohio Tax Free Fund, (collectively "the Money Market Funds"), the Intermediate-Term Municipal Fund, the Pennsylvania Municipal Bond Fund, the Massachusetts Municipal Bond Fund, the New Jersey Municipal Bond Fund, the New York Municipal Bond Fund, and the California Municipal Bond Fund (collectively "the Fixed Income Funds"). The Ohio Tax Free Fund had not commenced operations as of February 28, 2002. The Trust is registered to offer three classes of shares: Class A, Class B and Class
C. The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies. The assets of each Fund are segregated and a shareholder's interest is limited to the Fund in which shares are held.


2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Funds.

SECURITY VALUATION -- Investment securities of each Money Market Fund are stated at amortized cost which approximates market value. Under this valuation method, purchase discounts and premiums on securities are accreted and amortized ratably to maturity.

Investment securities of the Fixed Income Funds which are listed on a securities exchange for which market quotations are available are valued by an independent pricing service at the last quoted sales price for such securities on each business day. If there is no such reported sale, those securities for which market quotations are not readily available are valued at the most recent quoted bid price. Unlisted securities for which market quotations are not readily available, of which there were none on February 28, 2002, are valued at the most recently quoted price with estimates of such values determined under certain market conditions using procedures determined in good faith by the Board of Trustees. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost.

FEDERAL INCOME TAXES -- It is each Fund's intention to continue to qualify as a regulated investment company and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the accompanying financial statements.

RECLASSIFICATION OF COMPONENTS OF NET ASSETS -- The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise.

NET ASSET VALUE PER SHARE -- The net asset value per share of each Fund is calculated on each business day. In general, it is computed by dividing the assets of each fund, less its liabilities, by the number of outstanding shares of the Fund.

CLASSES -- Class-specific expenses are borne by that class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective class on the basis of relative net asset value each day.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recognized on the accrual basis. Purchase discounts and premiums on securities held by the Fixed Income Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2002                79

NOTES TO FINANCIAL STATEMENTS


February 28, 2002 (Unaudited)


DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared on a daily basis and are payable on the first business day of the following month for each Fund. Any net realized capital gain on sales of securities after capital loss carryovers is distributed to the shareholders of the Funds at least annually.

AUDIT GUIDE IMPLEMENTATION -- The Trust implemented the provisions of the AICPA Audit and Accounting Guide, "Audits of Investment Companies" (the "Guide"), as required on September 1, 2001. Prior to September 1, 2001, the Funds did not amortize market discounts on fixed income securities. In accordance with the implementation of the new accounting standards, the following funds were required to record cumulative effect adjustments as shown below to reflect the amortization of market discounts that were not previously recorded. The cumulative effect adjustments were reclassifications between net investment income and net unrealized appreciation (depreciation) of securities and therefore did not impact total net assets or the net asset value per share of the Funds listed below. The effect of this change for the period ended February 28, 2002, was to increase (decrease) net investment income and increase (decrease) unrealized appreciation on investments. The Statements of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation. The effect of this change on the Financial Highlights for the following Funds, as presented on pages 77 and 78, for the year ended February 28, 2002, was:

-----------------------------------------------------------------------------------------------------------------------------
                                                                                 Realized and             Ratio of
                                                                      Net         Unrealized          Income to Average
                Cumulative                         Unrealized      Investment        Gains               Net Assets
                  Effect           Investment     Appreciation       Income         (Losses)        Before           After
Fund            Adjustment           Income      (Depreciation)     Per Share      Per Share       Adoption        Adoption
-----------------------------------------------------------------------------------------------------------------------------
Intermediate-Term
 Municipal Bond
 Fund            $115,401           $ 7,870      $  (7,870)            --              --           3.94%           3.94%
Pennsylvania
 Municipal Bond
 Fund              25,832             5,771         (5,771)            --              --           4.43%           4.43%
Massachusetts
 Municipal Bond
 Fund               4,036               954           (954)            --              --           3.79%           3.79%
New Jersey
 Municipal Bond
 Fund               6,798             2,442         (2,442)            --              --           3.67%           3.67%
New York
 Municipal Bond
 Fund               4,253               941           (941)            --              --           3.79%           3.79%
California
 Municipal Bond
 Fund              92,898            24,789        (24,789)            --              --           3.94%           3.97%


Per share ratios and supplemental data for periods prior to February 28, 2002, have not been restated to reflect this change in presentation.

3. TRANSACTIONS WITH AFFILIATES

The Trust and SEI Investments Fund Management (the "Manager") are parties to a Management Agreement dated May 23, 1986, under which the manager provides management, administrative and shareholder services to the Funds for an annual fee of .36% each of the average daily net assets of the Tax Free, Institutional Tax Free and Pennsylvania Tax Free Funds, .23% of the average daily net asset value of the California Tax Exempt and Massachusetts Tax Free Funds, .24% of the average daily net asset value of the Intermediate-Term Municipal, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, and California Municipal Bond Funds, and .35% of the average daily net asset value of the Pennsylvania Municipal Bond Fund. However, the Manager has voluntarily agreed to waive a portion of its fee so that total expenses of each Fund will not exceed certain annual expense limitations.

SEI Investments Distribution Co. is the distributor of the shares of the Trust under Distribution Agreements. The Trust has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation thereof. The Class A, Class B, and Class C shareholder servicing plans (the "Shareholder Servicing Plans") provide for servicing fees payable to the Distributor of up to .25% of the average daily net assets attributable to that particular class. However, the Distributor has voluntarily agreed to waive a portion of its fee so that total expenses of each Fund will not exceed certain annual expense limitations. In addition to the Shareholder Servicing Plans, the Class B and Class C shares have adopted administrative services plans that provide for administrative service fees payable to the Distributor of up to .05% and .25%, respectively, of the average daily nets assets attributable to that class.

Certain officers of the Trust are also officers and/or Directors of the Manager. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees is paid by the Manager.


--------------------------------------------------------------------------------
80                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2002

NOTES TO FINANCIAL STATEMENTS


4. INVESTMENT ADVISORY

Weiss, Peck, & Greer L.L.C. ("WPG") acts as the Investment Adviser on behalf of the Tax Free, the California Tax Exempt, the Institutional Tax Free, the Massachusetts Tax Free and the Pennsylvania Tax Free Funds. For its services, WPG receives a monthly fee equal to an annual rate of .05% of the combined daily net assets up to $500 million, .04% on the next $500 million and .03% of such assets in excess of $1 billion of the Tax Free, the California Tax Exempt, the Institutional Tax Free, Massachusetts Tax Free, and the Pennsylvania Tax Free Funds. SEI Investments Management Corporation ("SIMC") is the Investment Adviser of the Intermediate-Term Municipal Fund. For its services, SIMC is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .33% of the Fund's average daily net assets. Sub-Advisory services are provided to SIMC for the Intermediate-Term Municipal Fund by Standish Mellon Asset Management ("SMAM"). SIMC is responsible for the supervision of, and payment of fees to, SMAM in connection with their services.

SIMC acts as the Investment Adviser to the Massachusetts, New Jersey, New York, and California Municipal Bond Funds. For its services, SIMC receives a monthly fee equal to an annual rate of .33% of the average daily net assets of the Funds.

Deutsche Asset Management, Inc. ("DAM") acts as the Investment Sub-Adviser of the Pennsylvania Municipal Bond Fund. For its services, DAM receives a monthly fee equal to an annual rate of .20% of the average daily net assets of the Fund.

McDonnell Investment Management L.L.C. ("MIM"), acts as Investment Sub-Adviser on behalf of the New Jersey and the California Municipal Bond Funds and is party to an investment sub-advisory agreement with the Trust and SIMC.

SMAM acts as an Investment Sub-Adviser on behalf of the New York and Massachusetts Municipal Bond Funds and is party to an investment sub-advisory agreement with the Trust and SIMC.

SIMC is responsible for the supervision of, and payment of fees, to DAM, MIM and SMAM in connection with their services to these Funds.

5. INVESTMENT TRANSACTIONS
The cost of security purchases and the proceeds from the sale of securities, other than short-term investments for the period ended February 28, 2002, were as follows:
--------------------------------------------------------------------------
                Intermediate-
                         Term        Pennsylvania        Massachusetts
                    Municipal           Municipal            Municipal
                         Fund           Bond Fund            Bond Fund
                ($ Thousands)       ($ Thousands)        ($ Thousands)
--------------------------------------------------------------------------
Purchases ......     $ 89,227             $28,307               $4,100
Sales ..........      134,949              24,726                7,302


--------------------------------------------------------------------------
                   New Jersey            New York           California
                    Municipal           Municipal            Municipal
                    Bond Fund           Bond Fund            Bond Fund
                ($ Thousands)       ($ Thousands)        ($ Thousands)
--------------------------------------------------------------------------
Purchases ......      $16,494              $8,812              $20,658
Sales ..........       11,098               1,224               14,549

Subsequent to October 31, 2000, the Funds recognized net capital losses for tax purposes that have been deferred and can be used to offset future capital gains. The Funds also had capital loss carryforwards, as follows:

----------------------------------------------------------------------------------------------------------
                        Total
                      Capital
                         Loss
                    Carryover
                   August 31,    Expires  Expires  Expires  Expires  Expires  Expires  Expires  Expires
Fund                     2001       2002     2003     2004     2005     2006     2007     2008     2009
----------------------------------------------------------------------------------------------------------
Tax Free Fund       $   58,362   $17,406    $  93     $ --   $2,889   $1,360   $6,831  $17,441  $12,342
California Tax
   Exempt Fund          10,493        --       --       --    6,636       --    1,650       --    2,207
Institutional Tax
   Free Fund            49,345        --       --       --    4,407        1   15,277   22,747    6,913
Pennsylvania Tax
   Free Fund            18,924        --       --       --   10,685       --    3,870    4,369       --
Pennsylvania Muni-
   cipal Bond Fund   1,026,694        --       --       --       --       --       --   28,672  998,022
Massachusetts Muni-
   cipal Bond Fund      46,357        --       --       --       --       --       --   25,654   20,703
New Jersey Muni-
   cipal Bond Fund      70,346        --       --       --       --       --       --   70,346       --




For tax purposes, the losses in a Fund can be carried forward for a maximum of eight years to offset any net realized capital gains of the Fund.


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2002                 81

NOTES TO FINANCIAL STATEMENTS


February 28, 2002 (Unaudited)


The aggregate gross unrealized appreciation on securities in which there was an excess of market value over cost, the aggregate gross unrealized depreciation on securities in which there was an excess of cost over market value and the net unrealized appreciation (depreciation) at February 28, 2002, for each Fund are as follows:

--------------------------------------------------------------------------------
                        Intermediate-
                                 Term        Pennsylvania        Massachusetts
                            Municipal           Municipal            Municipal
                                 Fund           Bond Fund            Bond Fund
                        ($ Thousands)       ($ Thousands)        ($ Thousands)
--------------------------------------------------------------------------------
Aggregate gross
   unrealized
   appreciation               $39,065              $5,371               $1,707
Aggregate gross
   unrealized
   depreciation                  (465)                (58)                 (11)
--------------------------------------------------------------------------------
Net unrealized
   appreciation               $38,600              $5,313               $1,696
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                           New Jersey            New York           California
                            Municipal           Municipal            Municipal
                            Bond Fund           Bond Fund            Bond Fund
                        ($ Thousands)       ($ Thousands)        ($ Thousands)
--------------------------------------------------------------------------------
Aggregate gross
   unrealized
   appreciation                $3,286              $3,374               $9,876
Aggregate gross
   unrealized
   depreciation                   (29)                 (6)                  --
--------------------------------------------------------------------------------
Net unrealized
   appreciation                $3,257              $3,368               $9,876
--------------------------------------------------------------------------------

6. CONCENTRATION OF CREDIT RISK
The Funds invest in debt instruments of municipal issuers. The issuers' abilities to meet their obligations may be affected by economic developments in a specific state or region.

The Trust invests in securities which include revenue bonds, tax exempt commercial paper, tax and revenue anticipation notes, and general obligation bonds.


Many municipalities insure their obligations with insurance underwritten by insurance companies which undertake to pay a holder, when due, the interest and principal amount of an obligation if the issuer defaults on its obligation. Although bond insurance reduces the risk of loss due to default by an issuer, there is no assurance that the insurance company will meet its obligations. Also, some of the securities have credit enhancements (letters of credit or guarantees issued by third party domestic or foreign banks or other institutions).


--------------------------------------------------------------------------------
82                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2002

                       This page intentionally left blank.

NOTES TO FINANCIAL STATEMENTS


February 28, 2002 (Unaudited)


7. SHARE TRANSACTIONS (Thousands):

-----------------------------------------------------------------------------------------------------------------------------------
                                                               CALIFORNIA             INSTITUTIONAL            MASSACHUSETTS
                                    TAX FREE                   TAX EXEMPT               TAX FREE                 TAX FREE
                                      FUND                        FUND                     FUND                     FUND
------------------------------------------------------------------------------------------------------------------------------------

                            09/01/01 to  09/01/00 to   09/01/01 to  09/01/00 to  09/01/01 to  09/01/00 to  09/01/01 to  09/01/00 to
                               02/28/02      8/31/01      02/28/02      8/31/01     02/28/02      8/31/01     02/28/02      8/31/01
------------------------------------------------------------------------------------------------------------------------------------

Shares Issued and Redeemed:
   CLASS A:
   Shares Issued              2,658,566    5,707,510        54,296       85,187    3,199,099    5,977,741           --           --
   Shares Issued in Lieu of
     Cash Distributions           3,161       11,488            86          265        3,063        6,671           --           --
   Shares Redeemed           (2,652,007)  (5,822,695)      (50,248)     (86,750)  (3,043,080)  (5,725,954)          --           --
------------------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions     9,720     (103,697)        4,134       (1,298)     159,082      258,458           --           --
------------------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Shares Issued                     --           --         1,195       10,573      439,164      670,009       98,045      140,640
   Shares Issued in Lieu of
     Cash Distributions              --           --             2           63          955        2,024            1           --
   Shares Redeemed                   --           --        (2,685)      (9,729)    (400,104)    (578,049)    (113,095)     (57,857)
------------------------------------------------------------------------------------------------------------------------------------
   Total Class B Transactions        --           --        (1,488)         907       40,015       93,984      (15,049)      82,783
------------------------------------------------------------------------------------------------------------------------------------
   CLASS C:
   Shares Issued                     --           --        16,423       18,880      153,915      436,667           --           --
   Shares Issued in Lieu of
     Cash Distributions              --           --            --           --           --           --           --           --
   Shares Redeemed                   --           --       (12,634)     (13,202)    (148,045)    (458,808)          --           --
------------------------------------------------------------------------------------------------------------------------------------
   Total Class C Transactions        --           --         3,789        5,678        5,870      (22,141)          --           --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in
     Capital Shares               9,720     (103,697)        6,435        5,287      204,967      330,301      (15,049)      82,783
------------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------

                                  PENNSYLVANIA
                                  TAX FREE FUND
-------------------------------------------------------
                            09/01/01 to  09/01/00 to
                               02/28/02      8/31/01
-------------------------------------------------------
Shares Issued and Redeemed:

   CLASS A:
   Shares Issued                 26,762       96,117
   Shares Issued in Lieu of
     Cash Distributions              80        1,039
   Shares Redeemed              (34,617)    (129,664)
-------------------------------------------------------
   Total Class A Transactions    (7,775)     (32,508)
-------------------------------------------------------
   CLASS B:
   Shares Issued                 27,288       14,932
   Shares Issued in Lieu of
     Cash Distributions              40           --
   Shares Redeemed              (19,007)      (8,966)
-------------------------------------------------------
   Total Class B Transactions     8,321        5,966
-------------------------------------------------------
   CLASS C:
   Shares Issued                     --           --
   Shares Issued in Lieu of
     Cash Distributions              --           --
   Shares Redeemed                   --           --
-------------------------------------------------------
   Total Class C Transactions        --           --
-------------------------------------------------------
   Increase (Decrease) in
     Capital Shares                 546      (26,542)
-------------------------------------------------------

Amounts designated as "--" are either $0 or have been rounded to $0.


--------------------------------------------------------------------------------
84                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2002

NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------------
          INTERMEDIATE-                    PENNSYLVANIA                     MASSACHUSETTS                     NEW JERSEY
         TERM MUNICIPAL                      MUNICIPAL                        MUNICIPAL                        MUNICIPAL
              FUND                           BOND FUND                        BOND FUND                        BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
  09/01/01 to    09/01/00 to       09/01/01 to     09/01/00 to       09/01/01 to     09/01/00 to      09/01/01 to    09/01/00 to
     02/28/02        8/31/01          02/28/02         8/31/01          02/28/02         8/31/01         02/28/02        8/31/01
------------------------------------------------------------------------------------------------------------------------------------

       17,691         37,817             1,513           2,714               923           1,765            1,668          3,748

        1,839          2,950               104             210                79             143              140            251
      (21,144)       (30,356)           (1,401)         (1,700)           (1,297)           (970)          (1,490)        (2,568)
------------------------------------------------------------------------------------------------------------------------------------
       (1,614)        10,411               216           1,224              (295)            938              318          1,431
------------------------------------------------------------------------------------------------------------------------------------

           --             --             1,019           1,318                --              --               --             --

           --             --                36              73                --              --               --             --
           --             --            (1,020)         (2,287)               --              --               --             --
------------------------------------------------------------------------------------------------------------------------------------
           --             --                35            (896)               --              --               --             --
------------------------------------------------------------------------------------------------------------------------------------

           --             --                --              --                --              --               --             --

           --             --                --              --                --              --               --             --
           --             --                --              --                --              --               --             --
------------------------------------------------------------------------------------------------------------------------------------
           --             --                --              --                --              --               --             --
------------------------------------------------------------------------------------------------------------------------------------

       (1,614)        10,411               251             328              (295)            938              318          1,431
------------------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------
          NEW YORK                      CALIFORNIA
          MUNICIPAL                     MUNICIPAL
          BOND FUND                     BOND FUND
----------------------------------------------------------------
09/01/01 to     09/01/00 to      09/01/01 to     09/01/00 to
   02/28/02         8/31/01         02/28/02         8/31/01
----------------------------------------------------------------


      1,829          3,540             4,044          10,617

        139            223               529             756
     (1,301)        (2,121)           (4,009)         (8,379)
----------------------------------------------------------------
        667          1,642               564           2,994
----------------------------------------------------------------

         --             --                --              --

         --             --                --              --
         --             --                --              --
----------------------------------------------------------------
         --             --                --              --
----------------------------------------------------------------

         --             --                --              --

         --             --                --              --
         --             --                --              --
----------------------------------------------------------------
         --             --                --              --
----------------------------------------------------------------

        667          1,642               564           2,994
----------------------------------------------------------------




--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2002                 85

Notes

Notes

Notes

SEI TAX EXEMPT TRUST SEMI-ANNUAL REPORT FEBRUARY 28, 2002


Robert A. Nesher, CHAIRMAN

TRUSTEES

William M. Doran
F. Wendell Gooch
James M. Storey
George J. Sullivan, Jr.
Rosemarie B. Greco


OFFICERS

Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER

James R. Foggo
CONTROLLER AND CHIEF FINANCIAL OFFICER

Lydia Gavalis
VICE PRESIDENT, ASSISTANT SECRETARY

Todd Cipperman
VICE PRESIDENT, ASSISTANT SECRETARY

Robert S. Ludwig
VICE PRESIDENT, ASSISTANT SECRETARY

Timothy D. Barto
VICE PRESIDENT, ASSISTANT SECRETARY

Sherry K. Vetterlein
VICE PRESIDENT, ASSISTANT SECRETARY

William E. Zitelli
VICE PRESIDENT, ASSISTANT SECRETARY

Christine McCullough
VICE PRESIDENT, ASSISTANT SECRETARY

Richard W. Grant
SECRETARY



INVESTMENT ADVISER

SEI Investments Management Corporation:
INTERMEDIATE-TERM MUNICIPAL FUND
PENNSYLVANIA MUNICIPAL BOND FUND
MASSACHUSETTS MUNICIPAL BOND FUND
NEW JERSEY MUNICIPAL BOND FUND
NEW YORK MUNICIPAL BOND FUND
CALIFORNIA MUNICIPAL BOND FUND

Weiss, Peck & Greer L.L.C.:
TAX FREE FUND
CALIFORNIA TAX EXEMPT FUND
INSTITUTIONAL TAX FREE FUND
MASSACHUSETTS TAX FREE FUND
PENNSYLVANIA TAX FREE FUND

SUB-ADVISERS

Deutsche Asset Management, Inc.
PENNSYLVANIA MUNICIPAL BOND FUND

Standish Mellon Asset Management
INTERMEDIATE-TERM MUNICIPAL FUND
MASSACHUSETTS MUNICIPAL BOND FUND
NEW YORK MUNICIPAL BOND FUND

McDonnell Investment Management L.L.C.
CALIFORNIA MUNICIPAL BOND FUND
NEW JERSEY MUNICIPAL BOND FUND

MANAGER AND SHAREHOLDER SERVICING AGENT

SEI Investments Fund Management

DISTRIBUTOR

SEI Investments Distribution Co.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

INDEPENDENT ACCOUNTANTS

Arthur Andersen LLP

This semi-annual report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the SEI Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation
(FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL
1 800 DIAL SEI
(1 800 342 5734)

SEI INVESTMENTS




SEI Investments Distribution Co.

Oaks, PA 19456
1 800-DIAL-SEI(1 800 342 5734)




SEI-F-090 (2/02)